UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number             811-22468

                                         Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE

                               England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

                                 Boston, MA 20109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1. Reports to Stockholders.

(a) Report pursuant to Rule 30e-1

ASHMORE FUNDS

SEMI ANNUAL FINANCIAL STATEMENTS

April 30, 2022

ASHMORE FUNDS

Ashmore Investment Management (US) Corporation is the Distributor for Ashmore Funds.

This material is authorized for use only when preceded or accompanied by the current Ashmore Funds’ prospectus. Investors should consider the investment objectives, principal risks, charges and expenses of these Funds carefully before investing. This and other information is contained in the Funds’ prospectus. Please read the prospectus carefully before you invest or send money.

A Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.

The performance data quoted in this report represents past performance. Investment return and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted in this report. For performance information current to the most recent month-end, please call (866) 876-8294.

An investment in a Fund is not a bank deposit and is not guaranteed or insured by the Federal Deposit Insurance Corporation or any other government agency. It is possible to lose money on investments in the Funds.

IMPORTANT INFORMATION ABOUT THE FUNDS

Ashmore Investment Advisors Limited

The following disclosure provides important information regarding each Fund’s Average Annual Total Return table and Cumulative Returns chart, which appear on each Fund’s individual page in this report (the “Shareholder Report” or the “Report”). Please refer to this information when reviewing the table and chart for a Fund.

On each individual Fund Summary page in this Report, the Average Annual Total Return table and Cumulative Returns chart measure performance assuming that all dividend and capital gain distributions were reinvested. Returns do not reflect the deduction of taxes that a shareholder would pay on (i) Fund distributions or (ii) the redemption of Fund shares. The Cumulative Returns Chart reflects only Institutional Class performance. Performance for Class A and Class C shares is typically lower than Institutional Class performance due to the lower expenses paid by Institutional Class shares. Except for the load-waived performance for the Class A and C shares of each Fund (as applicable), performance shown is net of fees and expenses. The load-waived performance for Class A and Class C shares does not reflect the sales charges shareholders of those classes may pay in connection with a purchase or redemption of Class A and Class C shares. The load-waived performance of those share classes is relevant only to shareholders who purchased Class A or Class C shares on a load-waived basis. The figures in the line graph are calculated at net asset value and assume the investment of $1,000,000 at the beginning of the first full month following the inception of the Institutional Class. Each Fund measures its performance against a broad-based securities market index (“benchmark index”). Each benchmark index does not take into account fees, expenses or taxes.

For periods prior to the inception date of the Class A and Class C shares (if applicable), performance information shown is based on the performance of the Fund’s Institutional Class shares, adjusted to reflect the distribution and/or service fees and other expenses paid by the Class A and Class C shares, respectively.

A Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.

IMPORTANT INFORMATION ABOUT THE FUNDS (CONTINUED)

The following disclosure provides important information regarding each Fund’s Expense Example, which appears on each Fund’s individual page in this Shareholder Report. Please refer to this information when reviewing the Expense Example for a Fund.

EXPENSE EXAMPLE

Fund Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in Dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, from November 1, 2021 or the inception date (if later), through April 30, 2022.

Actual Expenses

The information in the table under the heading “Actual Performance” provides information based on actual performance and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number in the appropriate column for your share class, in the row titled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information in the table under the heading “Hypothetical Performance” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the information under the heading “Hypothetical Performance” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Ashmore Emerging Markets Total Return Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Total Return Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign, quasi-sovereign, and corporate issuers of Emerging Market countries, which may be denominated in any currency, including the local currency of the issuer. The Fund tactically allocates assets between external debt, corporate debt and local currency. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year 10 Year Institutional Class -21.98% -3.05% 0.01% Retail Class A (load-waived) -22.11% -3.25% -0.23% Retail Class A (unadjusted)1 -25.25% -4.04% -0.64% Retail Class C (load-waived) -22.74% -4.01% -0.98% Retail Class C (unadjusted)1 -23.48% -4.01% -0.83% 50/25/25 Composite Benchmark2 -13.79% -0.29% 0.93% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $1,000,795 Index3 $1,096,637 Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448204059 CUSIP: 044820405 BLOOMBERG: EMKIX US TICKER: EMKIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208357 CUSIP: 044820835 BLOOMBERG: EMKAX US TICKER: EMKAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208274 CUSIP: 044820827 BLOOMBERG: EMKCX US TICKER: EMKCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is 50% JPMorgan Emerging Markets Bond Index Global Diversified, 25% JP Morgan Emerging Local Markets Index Plus, and 25% JPMorgan Global Bond Index-Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $824.10 $823.40 $819.90 $1,019.69 $1,018.45 $1,014.73 Expense Ratio (Gross / Net) 1.16% / 1.03% 1.41% / 1.28% 2.16% / 2.03% 1.16% / 1.03% 1.41% / 1.28% 2.16% / 2.03% Expenses Paid* $4.66 $5.79 $9.16 $5.16 $6.41 $10.14 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 3

Ashmore Emerging Markets Local Currency Bond Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Local Currency Bond Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of sovereign and quasi-sovereign issuers of Emerging Market countries that are denominated in the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year 10 Year Institutional Class -13.70% -1.54% -1.52% Retail Class A (load-waived) -13.92% -1.78% -1.77% Retail Class A (unadjusted)1 -17.39% -2.57% -2.17% Retail Class C (load-waived) -14.61% -2.51% -2.52% Retail Class C (unadjusted)1 -15.45% -2.51% -2.36% JP Morgan GBI-EM GD2 -15.95% -1.28% -1.43% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $857,468 Index3 $865,831 Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US0448202079 CUSIP: 044820207 BLOOMBERG: ELBIX US TICKER: ELBIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208761 CUSIP: 044820876 BLOOMBERG: ELBAX US TICKER: ELBAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448208688 CUSIP: 044820868 BLOOMBERG: ELBCX US TICKER: ELBCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Global Bond Index—Emerging Markets Global Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $888.00 $886.90 $883.10 $1,019.98 $1,018.74 $1,015.03 Expense Ratio (Gross / Net) 2.69% / 0.97% 2.94% / 1.22% 3.69% / 1.97% 2.69% / 0.97% 2.94% / 1.22% 3.69% / 1.97% Expenses Paid* $4.54 $5.71 $9.20 $4.86 $6.11 $9.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 4

Ashmore Emerging Markets Corporate Income Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Corporate Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Emerging Market corporate issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year 10 Year Institutional Class -18.86% 0.10% 2.99% Retail Class A (load-waived) -19.06% -0.15% 2.71% Retail Class A (unadjusted)1 -22.26% -0.97% 2.30% Retail Class C (load-waived) -19.66% -0.90% 1.95% Retail Class C (unadjusted)1 -20.43% -0.90% 2.10% JP Morgan CEMBI BD2 -9.70% 2.17% 3.85% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $1,343,073 Index3 $1,636,746 Share class information INSTITUTIONAL CLASS Launch date: December 8, 2010 Minimum initial investment: $1,000,000 ISIN: US044825049 CUSIP: 044820504 BLOOMBERG: EMCIX US TICKER: EMCIX RETAIL CLASS A Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448206039 CUSIP: 044820603 BLOOMBERG: ECDAX US TICKER: ECDAX RETAIL CLASS C Launch date: May 12, 2011 Minimum initial investment: $1,000 ISIN: US0448207029 CUSIP: 044820702 BLOOMBERG: ECDCX US TICKER: ECDCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $841.30 $840.10 $836.90 $1,020.48 $1,019.24 $1,015.52 Expense Ratio (Gross / Net) 1.25% / 1.10% 1.49% / 1.35% 2.25% / 2.10% 1.25% / 1.10% 1.49% / 1.35% 2.25% / 2.10% Expenses Paid* $5.02 $6.16 $9.56 $5.51 $6.76 $10.49 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 5

Ashmore Emerging Markets Short Duration Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Short Duration Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, sovereign, quasi-sovereign and corporate issuers of Emerging Markets countries denominated exclusively in hard currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years. The Fund has no restrictions on individual security duration. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year Since incpt Institutional Class -25.85% -5.63% -0.16% Retail Class A (load-waived) -26.12% -5.87% -0.34% Retail Class A (unadjusted)1 -27.76% -6.65% -0.88% Retail Class C (load-waived) -26.67% N/A -6.79% Retail Class C (unadjusted)1 -27.36% N/A -6.79% JP Morgan CEMBI BD 1-3 Year2 -8.01% 1.64% 2.34% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $987,635 Index3 $1,198,967 Share class information INSTITUTIONAL CLASS Launch date: June 24, 2014 Minimum initial investment: $1,000,000 ISIN: US0448206948 CUSIP: 044820694 BLOOMBERG: ESFIX US TICKER: ESFIX RETAIL CLASS A Launch date: September 23, 2014 Minimum initial investment: $1,000 ISIN: US0448207284 CUSIP: 044820728 BLOOMBERG: ESFAX US TICKER: ESFAX RETAIL CLASS C Launch date: June 13, 2017 Minimum initial investment: $1,000 ISIN: US0448207102 CUSIP: 044820710 BLOOMBERG: ESFCX US TICKER: ESFCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $836.30 $835.50 $831.10 $1,020.83 $1,019.59 $1,015.87 Expense Ratio (Gross / Net) 1.03% / 0.80% 1.27% / 1.05% 2.03% / 1.80% 1.03% / 0.80% 1.27% / 1.05% 2.03% / 1.80% Expenses Paid* $3.64 $4.78 $8.17 $4.01 $5.26 $9.00 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 6

Ashmore Emerging Markets Active Equity Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Active Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year Since incpt Institutional Class -23.59% 4.37% 5.31% Retail Class A (load-waived) -23.72% 4.14% 5.07% Retail Class A (unadjusted)1 -27.70% 3.02% 4.06% Retail Class C (load-waived) -24.33% 3.37% 4.29% Retail Class C (unadjusted)1 -24.89% 3.37% 4.29% MSCI EM NET2 -18.33% 4.31% 5.59% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $1,328,547 Index3 $1,348,649 Share class information INSTITUTIONAL CLASS Launch date: November 1, 2016 Minimum initial investment: $1,000,000 ISIN: US0448205957 CUSIP: 044820595 BLOOMBERG: EMQIX US TICKER: EMQIX RETAIL CLASS A Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206294 CUSIP: 044820629 BLOOMBERG: EMQAX US TICKER: EMQAX RETAIL CLASS C Launch date: November 1, 2016 Minimum initial investment: $1,000 ISIN: US0448206112 CUSIP: 044820611 BLOOMBERG: EMQCX US TICKER: EMQCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $834.90 $834.50 $831.00 $1,019.74 $1,018.50 $1,014.78 Expense Ratio (Gross / Net) 1.26% / 1.02% 1.51% / 1.27% 2.28% / 2.02% 1.26% / 1.02% 1.51% / 1.27% 2.28% / 2.02% Expenses Paid* $4.64 $5.78 $9.17 $5.11 $6.36 $10.09 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 7

Ashmore Emerging Markets Small-Cap Equity Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Small-Cap Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing at least 80% of its net assets in equity securities and equity-related investments of Small-Capitalization Emerging Market Issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year 10 Year Since incpt Institutional Class -20.37% 5.01% 4.44% 6.23% Retail Class A (load-waived) -20.56% 4.75% 4.16% 4.22% Retail Class A (unadjusted)1 -24.74% 3.63% 3.61% 3.68% Retail Class C (load-waived) -21.13% 4.04% N/A 4.47% Retail Class C (unadjusted)1 -21.91% 4.04% N/A 4.57% MSCI EM Small Cap NET2 -5.48% 6.47% 4.97% 6.25% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Benchmark Institutional Class $1,544,031 Index3 $1,624,284 Share class information INSTITUTIONAL CLASS Launch date: October 4, 2011 Minimum initial investment: $1,000,000 ISIN: US0448201162 CUSIP: 044820116 BLOOMBERG: ESCIX US TICKER: ESCIX RETAIL CLASS A Launch date: February 1, 2012 Minimum initial investment: $1,000 ISIN: US0448207938 CUSIP: 044820793 BLOOMBERG: ESSAX US TICKER: ESSAX RETAIL CLASS C Launch date: August 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207854 CUSIP: 044820785 BLOOMBERG: ESSCX US TICKER: ESSCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $767.00 $765.90 $762.80 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 2.64% / 1.52% 2.89% / 1.77% 3.63% / 2.52% 2.64% / 1.52% 2.89% / 1.77% 3.63% / 2.52% Expenses Paid* $6.66 $7.75 $11.01 $7.60 $8.85 $12.57 1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Small-Cap Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 8

Ashmore Emerging Markets Frontier Equity Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Frontier Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Frontier Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year Since incpt Institutional Class 13.79% 4.89% 4.83% Retail Class A (load-waived) 13.55% 4.58% 3.37% Retail Class A (unadjusted)1 7.62% 3.45% 2.68% Retail Class C (load-waived) 12.84% 3.78% 2.55% Retail Class C (unadjusted)1 11.84% 3.78% 2.55% MSCI FM + Select EM* 13.78% N/A N/A MSCI Frontier Markets NET* -0.39% 5.13% 3.87% Cumulative Returns Through Apr 30, 2022 (% of NAV) Fund Institutional Class $1,492,866 Share class information INSTITUTIONAL CLASS Launch date: November 5, 2013 Minimum initial investment: $1,000,000 ISIN: US0448207367 CUSIP: 044820736 BLOOMBERG: EFEIX US TICKER: EFEIX RETAIL CLASS A Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207516 CUSIP: 044820751 BLOOMBERG: EFEAX US TICKER: EFEAX RETAIL CLASS C Launch date: May 7, 2014 Minimum initial investment: $1,000 ISIN: US0448207441 CUSIP: 044820744 BLOOMBERG: EFECX US TICKER: EFECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. All Fund returns are net of fees and expenses. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. *The benchmark was changed to the MSCI Frontier + Select Emerging Markets Countries Capped Index Net TR effective 01/01/2020. Prior to this, the benchmark was the MSCI Frontier Markets Index Net TR from inception. Source: MSCI. The MSCI data is comprised of a custom index calculated by MSCI for, and as requested by, Ashmore. The MSCI data is for internal use only and may not be redistributed or used in connection with creating or offering any securities, financial products or indices. Neither MSCI nor any other third party involved in or related to compiling, computing or creating the MSCI data (the “MSCI Parties) makes any express or implied warranties or representations with respect to such data or the results to be obtained by the use thereof), and the MSCI Parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to such data. Without limiting any of the foregoing, in no event shall any of the MSCI Parties have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits,) even if notified of the possibility of such damages. The MSCI Frontier + Select Emerging Markets Countries Capped Index is a customised benchmark that is designed to measure equity market performance of constituent companies in each of the MSCI Frontiers Market Index (50%) and emerging markets crossover markets (50%), which are the Philippines, Qatar, United Arab Emirates, Peru, Colombia, Argentina, Egypt and Pakistan, together with a country cap of 15%. You cannot invest directly in an index. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. 9

Ashmore Emerging Markets Frontier Equity Fund FUND SUMMARY (UNAUDITED) (CONTINUED) Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $972.40 $971.70 $968.40 $1,017.26 $1,016.02 $1,012.30 Expense Ratio (Gross / Net) 1.91% / 1.52% 2.17% / 1.77% 2.92% / 2.52% 1.91% / 1.52% 2.17% / 1.77% 2.92% / 2.52% Expenses Paid* $7.43 $8.65 $12.30 $7.60 $8.85 $12.57 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus. 10

Ashmore Emerging Markets Equity Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Equity Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers, which may be denominated in any currency, including the local currency of the issuer. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year 5 Year 10 Year Since incpt Institutional Class -24.62% 6.88% 4.18% 3.00% Retail Class A (load-waived) -24.87% 6.62% 3.92% 3.32% Retail Class A (unadjusted)1 -28.81% 5.48% 3.36% 2.78% Retail Class C (load-waived) -25.38% 5.87% N/A 2.46% Retail Class C (unadjusted)1 -25.98% 5.87% N/A 2.58% MSCI EM NET2 -18.33% 4.31% 2.89% 2.04% Cumulative Returns Through Apr 30, 2022 (% of NAV) 0 500 1,000 1,500 2,000 2,500 Apr-12 Apr-13 Apr-14 Apr-15 Apr-16 Apr-17 Apr-18 Apr-19 Apr-20 Apr-21 Apr-22 Institutional Class $1,506,439 Index3 $1,549,063 Fund Benchmark Share class information INSTITUTIONAL CLASS Launch date: June 22, 2011 Minimum initial investment: $1,000,000 ISIN: US0448208191 CUSIP: 044820819 BLOOMBERG: EMFIX US TICKER: EMFIX RETAIL CLASS A Launch date: February 24, 2012 Minimum initial investment: $1,000 ISIN: US0448207771 CUSIP: 044820777 BLOOMBERG: EMEAX US TICKER: EMEAX RETAIL CLASS C Launch date: March 3, 2017 Minimum initial investment: $1,000 ISIN: US0448207698 CUSIP: 044820769 BLOOMBERG: EMECX US TICKER: EMECX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $737.10 $735.70 $733.00 $1,018.99 $1,017.75 $1,014.03 Expense Ratio (Gross / Net) 1.37% / 1.17% 1.61% / 1.42% 2.36% / 2.17% 1.37% / 1.17% 1.61% / 1.42% 2.36% / 2.17% Expenses Paid* $5.04 $6.11 $9.32 $5.86 $7.10 $10.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Equity ESG Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Equity ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in equity securities and equity-related investments of Emerging Market issuers which may be denominated in any currency, including the local currency of the issuer, focusing on issuers that the Investment Manager believes satisfy the ESG Criteria. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year1 Since incpt1 Institutional Class -28.77% 3.58% Retail Class A (load-waived) -28.93% 3.34% Retail Class A (unadjusted)1 -32.65% 0.83% Retail Class C (load-waived) -29.47% 2.68% Retail Class C (unadjusted)1 -30.07% 2.68% MSCI EM NET2 -18.33% 3.65% Cumulative Returns Through Apr 30, 2022 (% of NAV) 600 800 1,000 1,200 1,400 1,600 1,800 26-Feb-20 Apr-20 Jul-20 Oct-20 Jan-21 Apr-21 Jul-21 Oct-21 Jan-22 Apr-22 Institutional Class $1,079,458 Index3 $1,259,320 Share class information INSTITUTIONAL CLASS Launch date: February 26, 2020 Minimum initial investment: $1,000,000 ISIN: US0448204547 CUSIP: 044820454 BLOOMBERG: ESIGX US TICKER: ESIGX RETAIL CLASS A Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204703 CUSIP: 044820470 BLOOMBERG: ESAGX US TICKER: ESAGX RETAIL CLASS C Launch date: February 26, 2020 Minimum initial investment: $1,000 ISIN: US0448204620 CUSIP: 044820462 BLOOMBERG: ESCGX US TICKER: ESCGX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Class A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 5.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the Morgan Stanley Capital Index Emerging Markets Net. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $717.10 $715.90 $713.00 $1,018.99 $1,017.75 $1,014.03 Expense Ratio (Gross / Net) 1.93% / 1.17% 2.32% / 1.42% 3.06% / 2.17% 1.93% / 1.17% 2.32% / 1.42% 3.06% / 2.17% Expenses Paid* $4.98 $6.04 $9.22 $5.86 $7.10 $10.84 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Short Duration Select Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Short Duration Select Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in short-term debt instruments of, and derivative instruments related to, Sovereign, Quasi-Sovereign and Corporate issuers of Emerging Market Countries denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund normally seeks to maintain a weighted average portfolio duration of between 1 and 3 years and an Investment Grade weighted average credit rating. The Fund has no restrictions on individual security duration. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year Since incpt1 Institutional Class -10.65% -2.09% Retail Class A (load-waived) -10.75% -2.30% Retail Class A (unadjusted)1 -12.78% -3.48% Retail Class C (load-waived) -11.42% -3.02% Retail Class C (unadjusted)1 -12.28% -3.02% JP Morgan CEMBI BD IG (1-3 yr)2 -8.50% -2.99% Cumulative Returns Through Apr 30, 2022 (% of NAV) 900 950 1,000 1,050 1,100 15-Jun-20 Jul-20 Oct-20 Jan-21 Apr-21 Jul-21 Oct-21 Jan-22 Apr-22 Institutional Class $961,115 Index3 $943,961 Cumulative Returns Through Apr 30, 2022 (% of NAV) Share class information INSTITUTIONAL CLASS Launch date: June 15, 2020 Minimum initial investment: $1,000,000 ISIN: US0448204216 CUSIP: 044820421 BLOOMBERG: ESDIX US TICKER: ESDIX RETAIL CLASS A Launch date: June 15, 2020 Minimum initial investment: $1,000 ISIN: US0448204471 CUSIP: 044820447 BLOOMBERG: ESDAX US TICKER: ESDAX RETAIL CLASS C Launch date: June 15, 2020 Minimum initial investment: $1,000 ISIN: US0448204398 CUSIP: 044820439 BLOOMBERG: ESDCX US TICKER: ESDCX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 2.25% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified Investment Grade 1-3 Year. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $925.50 $924.80 $921.60 $1,021.47 $1,020.23 $1,016.51 Expense Ratio (Gross / Net) 1.65% / 0.67% 2.21% / 0.92% 2.97% / 1.67% 1.65% / 0.67% 2.21% / 0.92% 2.97% / 1.67% Expenses Paid* $3.20 $4.39 $7.96 $3.36 $4.61 $8.35 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Investment Grade Income Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Investment Grade Income Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of, and derivative instruments related to, Sovereigns, Quasi-Sovereigns, Corporate issuers of EM Countries and EM Supra-Nationals denominated exclusively in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7). The Fund has no restrictions on individual security duration. The Fund observes a policy to normally invest at least 80% of its net assets in Investment Grade bonds and other Investment Grade debt instruments of Sovereign, Quasi-Sovereign or Corporate Issuers of Emerging Market Countries and EM Supra-Nationals. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year Since incpt1 Institutional Class -12.15% -6.56% Retail Class A (load-waived) -12.31% -6.74% Retail Class A (unadjusted)1 -15.85% -9.09% Retail Class C (load-waived) -12.89% -7.42% Retail Class C (unadjusted)1 -13.74% -7.42% JP Morgan CEMBI BD IG2 -10.66% -6.23% Cumulative Returns Through Apr 30, 2022 (% of NAV) 850 900 950 1,000 1,050 1,100 17-Sep-20 Oct-20 Jan-21 Apr-21 Jul-21 Oct-21 Jan-22 Apr-22 Institutional Class $896,206 Index3 $901,195 Cumulative Returns Through Apr 30, 2022 (% of NAV) Share class information INSTITUTIONAL CLASS Launch date: September 17, 2020 Minimum initial investment: $1,000,000 ISIN: US0448203895 CUSIP: 044820389 BLOOMBERG: IGIEX US TICKER: IGIEX RETAIL CLASS A Launch date: September 17, 2020 Minimum initial investment: $1,000 ISIN: US0448204133 CUSIP: 044820413 BLOOMBERG: IGAEX US TICKER: IGAEX RETAIL CLASS C Launch date: September 17, 2020 Minimum initial investment: $1,000 ISIN: US0448203978 CUSIP: 044820397 BLOOMBERG: IGCEX US TICKER: IGCEX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified Investment Grade. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class AClass C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $871.60 $870.50 $867.40 $1,021.22 $1,019.98 $1,016.27 Expense Ratio (Gross / Net) 1.26% / 0.72% 1.50% / 0.97% 2.16% / 1.72% 1.26% / 0.72% 1.50% / 0.97% 2.16% / 1.72% Expenses Paid* $3.34 $4.50 $7.96 $3.61 $4.86 $8.60 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

Ashmore Emerging Markets Corporate Income ESG Fund FUND SUMMARY (UNAUDITED) Ashmore Emerging Markets Corporate Income ESG Fund is an open-end U.S. mutual fund. The Fund seeks to achieve its objective by investing principally in debt instruments of Corporate issuers, which may be denominated principally in Hard Currencies (i.e., the U.S. dollar or any currency of a nation in the G-7), focusing on issuers that the Investment Manager believes satisfy the ESG Criteria. Please refer to page 1 herein for an explanation of the information presented below in the Average Annual Total Return Table and Cumulative Return Chart. Average Annual Total Return For The Period Ended Apr 30, 2022 1 Year Since incpt1 Institutional Class -21.51% -18.75% Retail Class A (load-waived) -21.68% -18.92% Retail Class A (unadjusted)1 -24.79% -21.71% Retail Class C (load-waived) -22.26% -19.50% Retail Class C (unadjusted)1 -23.00% -19.50% JP Morgan CEMBI BD2 -9.70% -8.40% Cumulative Returns Through Apr 30, 2022 (% of NAV) 700 750 800 850 900 950 1,000 1,050 26-Feb-21 Apr-21 Jul-21 Oct-21 Jan-22 Apr-22 Institutional Class $783,911 Index3 $902,650 Cumulative Returns Through Apr 30, 2022 (% of NAV) Share class information INSTITUTIONAL CLASS Launch date: February 26, 2021 Minimum initial investment: $1,000,000 ISIN: US0448203556 CUSIP: 044820355 BLOOMBERG: ECIEX US TICKER: ECIEX RETAIL CLASS A Launch date: February 26, 2021 Minimum initial investment: $1,000 ISIN: US0448203713 CUSIP: 044820371 BLOOMBERG: ECAEX US TICKER: ECAEX RETAIL CLASS C Launch date: February 26, 2021 Minimum initial investment: $1,000 ISIN: US0448203630 CUSIP: 044820363 BLOOMBERG: ECCEX US TICKER: ECCEX All sources are Ashmore unless otherwise indicated. The above cumulative returns graph assumes $1,000,000 invested at the beginning of the first full month following the inception of the Institutional Class. The minimum initial investment amount for Institutional Class Shares is $1,000,000. The minimum initial investment amount for Retail Shares Classes A and C is $1,000. All Fund returns are net of fees and expenses, except for the load-waived return information for Class A and Class C shares. Performance calculations assume that all dividend, capital gain and other distributions were reinvested. The graph does not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. 1Unadjusted Performance accounts for a maximum sales load of 4% for Class A shares and maximum deferred sales charge of 1% for the 6 months and 1 year returns for the Class C shares. 2The index for the Fund is the JP Morgan Corporate Emerging Markets Bond Index Broad Diversified. Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than the original cost. To obtain performance information current to the most recent month-end, please call 1-855-274-6673. Periods greater than one year are annualized. Changes in rates of exchange between currencies may cause the value of investments to decrease or increase. The Fund’s performance will fluctuate over long and short term periods. Please refer to page 2 herein for an explanation of the Expense Example information presented below. Expense example Actual performance Hypothetical performance Institutional Class Class A Class C Institutional Class Class A Class C Beginning Account Value (11/1/2021) $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 $1,000.00 Ending Account Value (4/30/2022) $833.60 $832.90 $829.70 $1,020.48 $1,019.24 $1,015.52 Expense Ratio (Gross / Net) 2.53% / 0.87% 3.04% / 1.12% 3.64% / 1.87% 2.53% / 0.87% 3.04% / 1.12% 3.64% / 1.87% Expenses Paid* $3.96 $5.09 $8.48 $4.36 $5.61 $9.35 *Expenses are equal to the Fund’s annualized expense ratios for the period November 1, 2021 through April 30, 2022, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). As such, these may differ from the prospectus.

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ASHMORE FUNDS

STATEMENTS OF ASSETS AND LIABILITIES

As of April 30, 2022 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund
ASSETS:
Investments in securities, at value	$548,911,405	$5,042,802	$168,952,613	$66,037,663
Deposit held at broker	2,871,297	35,503	2,580,038	—
Cash	43,583,301	1,110,017	—	8,228,154
Foreign currency, at value	5,763,606	65,272	715	74,613
Unrealized appreciation on forward foreign currency exchange contracts	4,108,565	77,170	118,558	2,653
Variation margin receivable on centrally cleared swap contracts	18,390	368	—	—
Due from broker	41,882	957	—	—
Receivable for securities and currencies sold	16,819,186	2,015	1,500,000	64,687
Receivable for fund shares sold	1,165,225	—	82,353	—
Receivable from Investment Manager	106,705	9,704	29,376	19,295
Interest and dividends receivable	9,371,154	100,070	2,764,570	836,429
Other assets	22,200	20,482	21,424	19,104
Total Assets	632,782,916	6,464,360	176,049,647	75,282,598
LIABILITIES:
Cash overdraft	—	—	811,281	—
Unrealized depreciation on forward foreign currency exchange contracts	9,964,888	156,672	3,134	—
Variation margin payable on centrally cleared swap contracts	9,284	616	—	—
Unrealized depreciation on interest rate swap contracts	—	4,458	—	—
Payable for securities and currencies purchased	52,710	60,366	1,611,518	1,665,808
Payable for fund shares redeemed	13,979,671	—	304,022	84,027
Distributions payable	748,092	—	221,195	101,513
Due to broker	646,712	37,075	—	—
Investment Manager fee payable	632,246	4,988	125,474	45,561
Trustees’ fees payable	41,862	284	9,834	4,815
Deferred foreign capital gains taxes payable	—	—	—	—
Other liabilities	694,126	52,149	160,844	211,802
Total Liabilities	26,769,591	316,608	3,247,302	2,113,526
Net Assets	$606,013,325	$6,147,752	$172,802,345	$73,169,072
NET ASSETS:
Paid in capital	$1,075,787,790	$8,269,363	$318,445,029	$473,979,251
Distributable earnings/(Accumulated loss)	(469,774,465)	(2,121,611)	(145,642,684)	(400,810,179)
Net Assets	$606,013,325	$6,147,752	$172,802,345	$73,169,072

Net Assets:
Class A	$3,506,602	$1,345,647	$8,854,943	$3,789,667
Class C	1,724,745	2,561	3,127,097	399,880
Institutional Class	600,781,978	4,799,544	160,820,305	68,979,525

Shares Issued and Outstanding (no par value, unlimited shares authorized):
Class A	662,639	222,083	1,453,203	697,907
Class C	327,138	435	514,364	76,948
Institutional Class	111,879,108	755,686	25,320,379	12,928,291

Net Asset Value and Redemption Price Per Share (Net Asset Per Share Outstanding):
Class A	$5.29	$6.06	$6.09	$5.43
Class C	5.27	5.89	6.08	5.20
Institutional Class	5.37	6.35	6.35	5.34

Cost of Investments in securities	$782,971,641	$6,175,710	$230,265,216	$133,316,879
Cost of foreign currency held	$5,779,942	$63,615	$725	$76,098

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$81,579,490	$8,811,772	$71,608,478	$113,670,150	$10,596,744	$8,973,518	$17,439,838	$7,521,545
—	—	—	—	—	—	—	—
11,783,974	226,507	2,809,397	2,008,104	54,128	453,338	111,266	144,983
37,858	643	395,985	38,152	—	82	11,071	3,400
—	—	159	—	—	4,063	21,380	9,008
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
—	7,998	122,348	272,139	—	—	—	—
79,154	17,800	—	246,815	—	—	—	—
17,385	9,950	27,485	21,764	8,574	8,052	8,682	8,042
132,479	30,642	81,528	321,274	2,159	99,989	235,664	119,668
416	899	662	12,353	20,744	1,113	962	1,101
93,630,756	9,106,211	75,046,042	116,590,751	10,682,349	9,540,155	17,828,863	7,807,747

—	—	—	—	—	—	—	—
3,361	—	24	—	—	—	—	—
—	—	—	—	—	—	—	—
—	—	—	—	—	—	—	—
5,137,113	92	140,712	—	—	—	—	—
31,709	—	4,057	81,550	—	—	—	—
—	—	—	—	—	4,977	10,903	1,468
—	—	65,611	—	—	—	—	—
72,898	11,717	88,636	114,188	10,664	5,109	10,434	5,557
3,532	368	2,709	4,501	503	364	719	336
35,630	16,296	88,757	14,269	—	—	—	—
77,133	41,451	102,400	82,605	24,538	28,431	42,902	26,870
5,361,376	69,924	492,906	297,113	35,705	38,881	64,958	34,231
$88,269,380	$9,036,287	$74,553,136	$116,293,638	$10,646,644	$9,501,274	$17,763,905	$7,773,516

$108,592,157	$13,844,408	$71,949,451	$133,399,406	$11,931,397	$10,652,727	$20,936,166	$10,456,785
(20,322,777)	(4,808,121)	2,603,685	(17,105,768)	(1,284,753)	(1,151,453)	(3,172,261)	(2,683,269)
$88,269,380	$9,036,287	$74,553,136	$116,293,638	$10,646,644	$9,501,274	$17,763,905	$7,773,516

$1,007,306	$362,146	$3,243,865	$2,341,834	$1,059	$947	$886	$776
1,343	122,969	379,047	126,937	1,045	936	877	770
87,260,731	8,551,172	70,930,224	113,824,867	10,644,540	9,499,391	17,762,142	7,771,970

130,697	31,063	333,632	231,558	116	106	104	105
179	10,243	40,552	13,546	116	105	103	104
11,226,298	565,638	6,269,339	11,703,819	1,159,175	1,063,758	2,094,948	1,049,818

$7.71	$11.66	$9.72	$10.11	$9.13	$8.93	$8.48	$7.40
7.52	12.01	9.35	9.37	8.99	8.93	8.48	7.40
7.77	15.12	11.31	9.73	9.18	8.93	8.48	7.40

$92,313,273	$10,699,345	$64,466,688	$128,496,513	$11,923,091	$9,422,598	$19,538,876	$9,762,564
$38,197	$646	$398,400	$38,314	$—	$83	$11,391	$3,497

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF OPERATIONS

For the Six Month Period Ended April 30, 2022 (Unaudited)

	Ashmore Emerging Markets Total Return Fund	Ashmore Emerging Markets Local Currency Bond Fund	Ashmore Emerging Markets Corporate Income Fund	Ashmore Emerging Markets Short Duration Fund

INVESTMENT INCOME:
Interest, net of foreign tax withholdings*	$35,125,804	$236,822	$9,942,404	$3,558,440
Dividends, net of foreign tax withholdings*	—	—	—	—
Non-cash dividends	—	—	—	—
Total Income	35,125,804	236,822	9,942,404	3,558,440
EXPENSES:
Investment Manager fees	4,983,208	34,820	1,255,085	358,132
Administration fees	99,656	733	23,462	11,019
Custody fees	232,062	12,663	32,158	17,305
Professional fees	279,722	19,324	83,081	119,444
Trustees’ fees	66,258	454	15,286	7,306
Offering expenses and registration fees	26,081	20,808	26,410	26,456
Insurance fees	43,103	253	10,509	7,266
Printing fees	14,426	3,067	10,270	7,634
Distribution and servicing fees - Class A	6,146	1,879	12,366	6,027
Distribution and servicing fees - Class C	10,186	80	21,613	3,236
Regulatory fees	21,411	6,487	11,458	10,281
Interest expense	22,812	—	—	—
Total Expenses	5,805,071	100,568	1,501,698	574,106
Less expenses reimbursed by the Investment Manager	(639,324)	(63,080)	(177,376)	(122,294)
Net Expenses	5,165,747	37,488	1,324,322	451,812
Net Investment Income (Loss)	29,960,057	199,334	8,618,082	3,106,628
NET REALIZED AND UNREALIZED GAINS (LOSSES):
NET REALIZED GAIN (LOSS) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $4,933, $(552), $8,810, $3,345, $-, $-, $-, and $-, respectively)	(114,472,768)	(182,644)	(17,043,492)	(59,969,318)
Forward foreign currency exchange contracts	(16,281,809)	(183,344)	220,089	42,595
Interest rate swap contracts	(88,094)	4,760	—	—
Foreign exchange transactions	(607,654)	(4,648)	40,206	9,544
Net Realized Gain (Loss)	(131,450,325)	(365,876)	(16,783,197)	(59,917,179)
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON:
Investments in securities (net of increase (decrease) in deferred foreign taxes of $-, $-, $-, $-, $(84,050), $(51,889), $7,160, $(203,798), $-, $-, $-, and $-, respectively)	(70,794,958)	(529,396)	(31,903,987)	36,143,376
Forward foreign currency exchange contracts	(7,710,208)	(124,040)	109,174	2,367
Interest rate swap contracts	245,713	(28,082)	—	—
Foreign exchange translations	(27,555)	1,838	(2,993)	(2,366)
Change in Net Unrealized Appreciation (Depreciation)	(78,287,008)	(679,680)	(31,797,806)	36,143,377
Net Realized and Unrealized Losses	(209,737,333)	(1,045,556)	(48,581,003)	(23,773,802)
Net Decrease in Net Assets Resulting from Operations	$(179,777,276)	$(846,222)	$(39,962,921)	$(20,667,174)
* Foreign Tax Withholdings	$390,955	$—	$—	$672

See accompanying notes to the financial statements.

Ashmore Emerging Markets Active Equity Fund	Ashmore Emerging Markets Small-Cap Equity Fund	Ashmore Emerging Markets Frontier Equity Fund	Ashmore Emerging Markets Equity Fund	Ashmore Emerging Markets Equity ESG Fund	Ashmore Emerging Markets Short Duration Select Fund	Ashmore Emerging Markets Investment Grade Income Fund	Ashmore Emerging Markets Corporate Income ESG Fund

$—	$—	$—	$—	$—	$185,314	$402,114	$237,224
839,271	95,357	982,110	964,878	52,259	—	—	—
62,850	—	—	121,214	16,817	—	—	—
902,121	95,357	982,110	1,086,092	69,076	185,314	402,114	237,224

436,917	77,780	563,951	704,858	75,001	32,178	67,589	36,769
8,738	1,037	7,519	12,258	1,304	990	1,931	865
32,403	12,107	82,668	41,483	5,537	1,622	2,638	1,383
28,575	15,803	25,117	34,318	13,369	16,030	17,568	15,874
5,706	621	4,429	7,425	818	595	1,167	533
24,369	21,003	22,005	23,911	21,491	20,030	20,112	43,789
2,967	361	2,035	4,003	478	345	680	253
3,756	3,000	4,326	4,283	3,053	3,055	3,055	3,055
1,562	365	3,535	3,605	2	2	2	2
8	762	1,135	566	7	5	5	4
6,019	5,155	5,805	6,284	5,075	6,671	6,652	6,828
—	—	—	—	—	—	—	—
551,020	137,994	722,525	842,994	126,135	81,523	121,399	109,355
(103,082)	(58,033)	(146,467)	(119,971)	(49,762)	(48,346)	(51,868)	(71,710)
447,938	79,961	576,058	723,023	76,373	33,177	69,531	37,645
454,183	15,396	406,052	363,069	(7,297)	152,137	332,583	199,579

(7,077,323)	224,936	3,480,220	(1,211,459)	182,579	(374,766)	(936,791)	(357,625)
(61,365)	—	—	(1,482)	—	12,000	39,186	9,989
—	—	—	—	—	—	—	—
(22,500)	(3,834)	(122,010)	(46,892)	(4,970)	3,089	8,670	2,161
(7,161,188)	221,102	3,358,210	(1,259,833)	177,609	(359,677)	(888,935)	(345,475)

(11,413,984)	(3,022,980)	(6,495,165)	(37,558,002)	(4,382,471)	(561,598)	(2,090,941)	(1,416,063)
(3,361)	—	135	—	—	4,263	21,121	8,913
—	—	—	—	—	—	—	—
(15,590)	472	6,406	3,379	193	(141)	(1,017)	(271)
(11,432,935)	(3,022,508)	(6,488,624)	(37,554,623)	(4,382,278)	(557,476)	(2,070,837)	(1,407,421)
(18,594,123)	(2,801,406)	(3,130,414)	(38,814,456)	(4,204,669)	(917,153)	(2,959,772)	(1,752,896)
$(18,139,940)	$(2,786,010)	$(2,724,362)	$(38,451,387)	$(4,211,966)	$(765,016)	$(2,627,189)	$(1,553,317)
$110,307	$12,201	$32,992	$110,018	$7,154	$449	$—	$787

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2022 (Unaudited) and the Fiscal Year Ended October 31, 2021

	Ashmore Emerging Markets Total Return Fund		Ashmore Emerging Markets Local Currency Bond Fund		Ashmore Emerging Markets Corporate Income Fund
	2022	2021	2022	2021	2022	2021
OPERATIONS:
Net investment income (loss)	$29,960,057	$64,577,741	$199,334	$373,782	$8,618,082	$15,574,393
Net realized gain (loss)	(131,450,325)	1,670,365	(365,876)	(1,421,218)	(16,783,197)	3,663,306
Net change in unrealized appreciation (depreciation)	(78,287,008)	(42,133,329)	(679,680)	2,543,237	(31,797,806)	(4,664,716)
Net Increase (Decrease) in Net Assets Resulting from Operations	(179,777,276)	24,114,777	(846,222)	1,495,801	(39,962,921)	14,572,983

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(130,868)	(422,026)	(20,107)	—	(374,532)	(593,913)
Class C	(47,343)	(124,931)	(298)	—	(147,408)	(274,818)
Institutional Class	(27,312,820)	(59,387,157)	(76,188)	—	(8,558,265)	(14,732,728)

Total Distributions to Shareholders	(27,491,031)	(59,934,114)	(96,593)	—	(9,080,205)	(15,601,459)

TAX RETURN OF CAPITAL DISTRIBUTIONS TO SHAREHOLDERS:
Class A	—	(21,221)	—	—	—	—
Class C	—	(7,549)	—	—	—	—
Institutional Class	—	(4,504,710)	—	—	—	—

Total Tax Return of Capital Distributions to Shareholders	—	(4,533,480)	—	—	—	—
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	(1,364,055)	(4,504,034)	(51,181)	(190,704)	(187,266)	(12,862)
Net increase (decrease) in net assets resulting from Class C share transactions	(219,704)	(1,508,514)	(21,775)	(5,053)	(1,755,975)	(1,808,354)
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(410,103,309)	27,871,350	(763,078)	(23,415,847)	(70,314,371)	16,981,637

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(411,687,068)	21,858,802	(836,034)	(23,611,604)	(72,257,612)	15,160,421
Total Increase (Decrease) in Net Assets	(618,955,375)	(18,494,015)	(1,778,849)	(22,115,803)	(121,300,738)	14,131,945
NET ASSETS:
Net Assets at the Beginning of period	1,224,968,700	1,243,462,715	7,926,601	30,042,404	294,103,083	279,971,138
Net Assets at the End of period	$606,013,325	$1,224,968,700	$6,147,752	$7,926,601	$172,802,345	$294,103,083

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Fund		Ashmore Emerging Markets Active Equity Fund		Ashmore Emerging Markets Small-Cap Equity Fund
2022	2021	2022	2021	2022	2021

$3,106,628	$14,791,789	$454,183	$1,303,433	$15,396	$(13,215)
(59,917,179)	(101,476,001)	(7,161,188)	17,192,177	221,102	3,680,979

36,143,377	93,786,911	(11,432,935)	(6,047,071)	(3,022,508)	(541,465)

(20,667,174)	7,102,699	(18,139,940)	12,448,539	(2,786,010)	3,126,299

(222,435)	(810,413)	(393,694)	(17,346)	(1,646)	—
(24,849)	(82,934)	(433)	(6)	(461)	—
(4,950,382)	(13,801,736)	(16,812,386)	(1,053,611)	(48,895)	—

(5,197,666)	(14,695,083)	(17,206,513)	(1,070,963)	(51,002)	—

—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—

—	—	—	—	—	—

(1,906,934)	(12,717,230)	4,484	(213,713)	123,910	(212,657)

(669,455)	(225,817)	382	7	621	(23,421)

(31,396,358)	(309,361,929)	25,580,470	4,775,044	271,522	645,168

(33,972,747)	(322,304,976)	25,585,336	4,561,338	396,053	409,090

(59,837,587)	(329,897,360)	(9,761,117)	15,938,914	(2,440,959)	3,535,389

133,006,659	462,904,019	98,030,497	82,091,583	11,477,246	7,941,857
$73,169,072	$133,006,659	$88,269,380	$98,030,497	$9,036,287	$11,477,246

See accompanying notes to the financial statements.

ASHMORE FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

For the Six Month Period Ended April 30, 2022 (Unaudited) and the Fiscal Year Ended October 31, 2021

	Ashmore Emerging Markets Frontier Equity Fund		Ashmore Emerging Markets Equity Fund		Ashmore Emerging Markets Equity ESG Fund
	2022	2021	2022	2021	2022	2021
OPERATIONS:
Net investment income (loss)	$406,052	$381,769	$363,069	$(137,875)	$(7,297)	$(52,419)
Net realized gain (loss)	3,358,210	7,845,828	(1,259,833)	22,014,134	177,609	2,214,008
Net change in unrealized appreciation (depreciation)	(6,488,624)	15,377,668	(37,554,623)	4,897,637	(4,382,278)	831,053
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,724,362)	23,605,265	(38,451,387)	26,773,896	(4,211,966)	2,992,642

DISTRIBUTIONS TO SHAREHOLDERS:
Class A	(33,928)	(4,973)	(621,255)	(42,189)	(204)	(9)
Class C	(1,978)	(335)	(8,657)	(34)	(204)	(8)
Institutional Class	(887,888)	(438,612)	(19,864,628)	(2,151,050)	(2,041,211)	(87,850)

Total Distributions to Shareholders	(923,794)	(443,920)	(20,494,540)	(2,193,273)	(2,041,619)	(87,867)
FUND SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from Class A share transactions	797,662	1,542,536	(66,836)	2,015,785	186	8
Net increase (decrease) in net assets resulting from Class C share transactions	178,985	(170,063)	66,950	108,537	185	9
Net increase (decrease) in net assets resulting from Institutional Class share transactions	(3,085,838)	1,780,510	54,533,075	10,220,879	1,856,043	74,670

Net Increase (Decrease) in Net Assets Resulting from Fund Share Transactions	(2,109,191)	3,152,983	54,533,189	12,345,201	1,856,414	74,687
Total Increase (Decrease) in Net Assets	(5,757,347)	26,314,328	(4,412,738)	36,925,824	(4,397,171)	2,979,462
NET ASSETS:
Net Assets at the Beginning of period	80,310,483	53,996,155	120,706,376	83,780,552	15,043,815	12,064,353
Net Assets at the End of period	$74,553,136	$80,310,483	$116,293,638	$120,706,376	$10,646,644	$15,043,815

See accompanying notes to the financial statements.

Ashmore Emerging Markets Short Duration Select Fund		Ashmore Emerging Markets Investment Grade Income Fund		Ashmore Emerging Markets Corporate Income ESG Fund
2022	2021	2022	2021	2022	2021[1]

$152,137	$415,475	$332,583	$703,270	$199,579	$314,455
(359,677)	(346,084)	(888,935)	(191,033)	(345,475)	(80,687)

(557,476)	(39,815)	(2,070,837)	279,281	(1,407,421)	(824,873)

(765,016)	29,576	(2,627,189)	791,518	(1,553,317)	(591,105)

(15)	(42)	(15)	(33)	(21)	(30)
(11)	(34)	(12)	(26)	(18)	(25)
(154,810)	(445,368)	(335,100)	(708,604)	(224,408)	(314,348)

(154,836)	(445,444)	(335,127)	(708,663)	(224,447)	(314,403)

13	37	14	28	19	1,025

9	30	10	22	16	1,021

133,351	384,902	282,181	601,809	193,576	10,261,131

133,373	384,969	282,205	601,859	193,611	10,263,177

(786,479)	(30,899)	(2,680,111)	684,714	(1,584,153)	9,357,669

10,287,753	10,318,652	20,444,016	19,759,302	9,357,669	—
$9,501,274	$10,287,753	$17,763,905	$20,444,016	$7,773,516	$9,357,669

1    The Fund commenced investment operations on February 26, 2021.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.60	$ 6.80	$ 7.54	$ 7.31	$ 8.22	$ 8.01

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.33 [1]	0.34	0.40	0.36 [1]	0.56 [1]
Net realized and unrealized gain (loss)	(1.32)	(0.20)	(0.74)	0.24	(0.82)	0.15

Total from investment operations	(1.15)	0.13	(0.40)	0.64	(0.46)	0.71

Less distributions:

From net investment income	(0.16)	(0.31)	(0.12)	(0.33)	(0.16)	(0.50)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	(0.02)	(0.22)	(0.08)	(0.18)	—

Total distributions	(0.16)	(0.33)	(0.34)	(0.41)	(0.45)	(0.50)

Net asset value at end of period	$ 5.29	$ 6.60	$ 6.80	$ 7.54	$ 7.31	$ 8.22

Total return[2]	(17.66)%	1.68%	(5.31)%	8.68%	(5.65)%	9.12%

Portfolio turnover rate[3]	17%	54%	67%	49%	66%	65%

Net assets, end of period (in thousands)	$ 3,506	$ 5,917	$10,377	$11,108	$ 8,347	$18,231

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.41%[5]	1.37%[5]	1.42%[5]	1.36%	1.36%	1.37%
Expenses after reimbursements	1.24%[5]	1.28%[5]	1.32%[5]	1.27%	1.27%	1.27%

Net investment income to average net assets:
Net investment income before reimbursements	5.57%[5]	4.53%[5]	4.72%[5]	5.16%	4.42%	6.81%
Net investment income after reimbursements	5.70%[5]	4.62%[5]	4.82%[5]	5.25%	4.51%	6.91%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.58	$ 6.78	$ 7.53	$ 7.29	$ 8.21	$ 8.00

Income (loss) from investment operations:
Net investment income	0.15 [1]	0.27 [1]	0.30	0.34	0.31 [1]	0.46 [1]
Net realized and unrealized gain (loss)	(1.32)	(0.19)	(0.76)	0.25	(0.83)	0.19

Total from investment operations	(1.17)	0.08	(0.46)	0.59	(0.52)	0.65

Less distributions:

From net investment income	(0.14)	(0.26)	(0.11)	(0.28)	(0.14)	(0.44)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	(0.02)	(0.18)	(0.07)	(0.15)	—

Total distributions	(0.14)	(0.28)	(0.29)	(0.35)	(0.40)	(0.44)

Net asset value at end of period	$ 5.27	$ 6.58	$ 6.78	$ 7.53	$ 7.29	$ 8.21

Total return[2]	(18.01)%	0.93%	(6.09)%	8.02%	(6.43)%	8.31%

Portfolio turnover rate[3]	17%	54%	67%	49%	66%	65%

Net assets, end of period (in thousands)	$ 1,725	$ 2,386	$ 3,905	$ 5,506	$ 4,278	$ 3,926

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.16%[6]	2.12%[6]	2.17%[6]	2.11%	2.12%	2.12%
Expenses after reimbursements	1.99%[6]	2.03%[6]	2.06%[6]	2.02%	2.02%	2.02%

Net investment income to average net assets:
Net investment income before reimbursements	4.85%[6]	3.76%[6]	4.01%[6]	4.41%	3.92%	5.59%
Net investment income after reimbursements	4.98%[6]	3.85%[6]	4.12%[6]	4.50%	4.02%	5.69%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Total Return Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.70	$ 6.90	$ 7.65	$ 7.41	$ 8.34	$ 8.13

Income (loss) from investment operations:
Net investment income	0.18 [1]	0.35 [1]	0.36	0.44	0.40 [1]	0.55 [1]
Net realized and unrealized gain (loss)	(1.34)	(0.20)	(0.75)	0.24	(0.85)	0.19

Total from investment operations	(1.16)	0.15	(0.39)	0.68	(0.45)	0.74

Less distributions:

From net investment income	(0.17)	(0.33)	(0.13)	(0.35)	(0.17)	(0.53)
From net realized gain	—	—	—	—	(0.11)	—
Tax return of capital	—	(0.02)	(0.23)	(0.09)	(0.20)	—

Total distributions	(0.17)	(0.35)	(0.36)	(0.44)	(0.48)	(0.53)

Net asset value at end of period	$ 5.37	$ 6.70	$ 6.90	$ 7.65	$ 7.41	$ 8.34

Total return[2]	(17.59)%	1.94%	(5.09)%	9.04%	(5.53)%	9.36%

Portfolio turnover rate[3]	17%	54%	67%	49%	66%	65%

Net assets, end of period (in thousands)	$ 600,782	$1,216,666	$1,229,181	$1,528,196	$1,313,660	$1,110,901

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.16%[7]	1.12%[7]	1.17%[7]	1.11%	1.12%	1.12%
Expenses after reimbursements	1.03%[7]	1.03%[7]	1.07%[7]	1.02%	1.02%	1.02%

Net investment income to average net assets:
Net investment income before reimbursements	5.90%[7]	4.78%[7]	4.99%[7]	5.40%	4.97%	6.60%
Net investment income after reimbursements	6.03%[7]	4.87%[7]	5.09%[7]	5.49%	5.07%	6.70%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $1,018, $3,181 and $5,146 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01%, 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $422, $1,113 and $1,990 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.01%, 0.01% and 0.04% excluding these expenses.

[7]

Ratios include legal expenses of $201,914, $433,533 and $640,665 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and years ended October, 2021 and 2020, respectively. Expense ratios would have been lower by 0.01%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.01%, 0.01% and 0.05% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.92	$ 6.86	$ 7.35	$ 6.53	$ 7.22	$ 7.06

Income (loss) from investment operations:
Net investment income	0.17 [1]	0.28 [1]	0.35 [1]	0.59	0.36	0.34 [1]
Net realized and unrealized gain (loss)	(0.94)	(0.22)	(0.75)	0.27	(0.88)	0.14

Total from investment operations	(0.77)	0.06	(0.40)	0.86	(0.52)	0.48

Less distributions:

From net investment income	(0.09)	—	—	—	(0.08)	(0.09)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.09)	(0.04)	(0.09)	(0.23)

Total distributions	(0.09)	—	(0.09)	(0.04)	(0.17)	(0.32)

Net asset value at end of period	$ 6.06	$ 6.92	$ 6.86	$ 7.35	$ 6.53	$ 7.22

Total return[2]	(11.31)%	0.87%	(5.51)%	13.24%	(7.47)%	6.83%

Portfolio turnover rate[3]	25%	34%	47%	56%	75%	68%

Net assets, end of period (in thousands)	$ 1,346	$ 1,592	$ 1,755	$ 1,933	$ 1,259	$ 915

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.94%	2.97%	1.75%	1.55%	1.57%	1.51%
Expenses after reimbursements	1.22%	1.22%	1.22%	1.22%	1.22%	1.22%

Net investment income to average net assets:
Net investment income before reimbursements	3.55%	2.11%	4.45%	5.08%	4.63%	4.37%
Net investment income after reimbursements	5.27%	3.86%	4.98%	5.41%	4.98%	4.66%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.75	$ 6.74	$ 7.27	$ 6.47	$ 7.18	$ 7.05

Income (loss) from investment operations:
Net investment income	0.15 [1]	0.22 [1]	0.29 [1]	0.34	0.30	0.28 [1]
Net realized and unrealized gain (loss)	(0.93)	(0.21)	(0.74)	0.47	(0.88)	0.15

Total from investment operations	(0.78)	0.01	(0.45)	0.81	(0.58)	0.43

Less distributions:

From net investment income	(0.08)	—	—	—	(0.07)	(0.09)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.08)	(0.01)	(0.06)	(0.21)

Total distributions	(0.08)	—	(0.08)	(0.01)	(0.13)	(0.30)

Net asset value at end of period	$ 5.89	$ 6.75	$ 6.74	$ 7.27	$ 6.47	$ 7.18

Total return[2]	(11.69)%	0.15%	(6.25)%	12.54%	(8.24)%	6.05%

Portfolio turnover rate[3]	25%	34%	47%	56%	75%	68%

Net assets, end of period (in thousands)	$ 3	$ 25	$ 30	$ 55	$ 77	$ 98

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.69%	3.75%	2.50%	2.29%	2.31%	2.26%
Expenses after reimbursements	1.97%	1.97%	1.97%	1.97%	1.97%	1.97%

Net investment income to average net assets:
Net investment income before reimbursements	2.98%	1.35%	3.77%	4.33%	3.85%	3.62%
Net investment income after reimbursements	4.70%	3.13%	4.30%	4.65%	4.19%	3.91%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Local Currency Bond Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 7.24	$ 7.16	$ 7.66	$ 6.79	$ 7.50	$ 7.31

Income (loss) from investment operations:
Net investment income	0.19 [1]	0.31 [1]	0.38 [1]	0.65	0.41	0.37 [1]
Net realized and unrealized gain (loss)	(0.99)	(0.23)	(0.78)	0.27	(0.94)	0.15

Total from investment operations	(0.80)	0.08	(0.40)	0.92	(0.53)	0.52

Less distributions:

From net investment income	(0.09)	—	—	—	(0.09)	(0.09)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	(0.10)	(0.05)	(0.09)	(0.24)

Total distributions	(0.09)	—	(0.10)	(0.05)	(0.18)	(0.33)

Net asset value at end of period	$ 6.35	$ 7.24	$ 7.16	$ 7.66	$ 6.79	$ 7.50

Total return[2]	(11.20)%	1.12%	(5.38)%	13.59%	(7.33)%	7.12%

Portfolio turnover rate[3]	25%	34%	47%	56%	75%	68%

Net assets, end of period (in thousands)	$4,799	$6,310	$28,257	$42,545	$63,009	$84,747

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.69%	2.61%	1.50%	1.28%	1.32%	1.26%
Expenses after reimbursements	0.97%	0.97%	0.97%	0.97%	0.97%	0.97%

Net investment income to average net assets:
Net investment income before reimbursements	3.77%	2.46%	4.75%	5.31%	4.87%	4.62%
Net investment income after reimbursements	5.49%	4.10%	5.28%	5.62%	5.22%	4.91%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities, including fully funded total return swaps, by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 7.53	$ 7.53	$ 7.92	$ 7.87	$ 8.56	$ 7.92

Income (loss) from investment operations:
Net investment income	0.24	0.37	0.44	0.52	0.51	0.57
Net realized and unrealized gain (loss)	(1.42)	—	(0.39)	0.03	(0.71)	0.65

Total from investment operations	(1.18)	0.37	0.05	0.55	(0.20)	1.22

Less distributions:

From net investment income	(0.25)	(0.37)	(0.44)	(0.50)	(0.49)	(0.56)
From net realized gain	(0.01)	—	—	(—)[1]	—	—
Tax return of capital	—	—	(—)[1]	—	—	(0.02)

Total distributions	(0.26)	(0.37)	(0.44)	(0.50)	(0.49)	(0.58)

Net asset value at end of period	$ 6.09	$ 7.53	$ 7.53	$ 7.92	$ 7.87	$ 8.56

Total return[2]	(15.99)%	4.85%	0.85%	7.37%	(2.58)%	15.99%

Portfolio turnover rate[3]	31%	73%	117%	96%	88%	87%

Net assets, end of period (in thousands)	$8,855	$11,153	$11,198	$13,383	$8,616	$11,995

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.49%[5]	1.55%[5]	1.58%[5]	1.51%	1.53%	1.52%
Expenses after reimbursements	1.33%[5]	1.43%[5]	1.47%[5]	1.42%	1.42%	1.42%

Net investment income to average net assets:
Net investment income before reimbursements	7.02%[5]	4.61%[5]	5.76%[5]	6.39%	6.09%	7.11%
Net investment income after reimbursements	7.18%[5]	4.73%[5]	5.87%[5]	6.48%	6.20%	7.21%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 7.52	$ 7.51	$ 7.91	$ 7.86	$ 8.55	$ 7.91

Income (loss) from investment operations:
Net investment income	0.21	0.31	0.39	0.45	0.46	0.52
Net realized and unrealized gain (loss)	(1.42)	0.02	(0.40)	0.04	(0.72)	0.63

Total from investment operations	(1.21)	0.33	(0.01)	0.49	(0.26)	1.15

Less distributions:

From net investment income	(0.22)	(0.32)	(0.39)	(0.44)	(0.43)	(0.50)
From net realized gain	(0.01)	—	—	(—)[1]	—	—
Tax return of capital	—	—	(—)[1]	—	—	(0.01)

Total distributions	(0.23)	(0.32)	(0.39)	(0.44)	(0.43)	(0.51)

Net asset value at end of period	$ 6.08	$ 7.52	$ 7.51	$ 7.91	$ 7.86	$ 8.55

Total return[2]	(16.31)%	4.25%	(0.01)%	6.58%	(3.30)%	15.16%

Portfolio turnover rate[3]	31%	73%	117%	96%	88%	87%

Net assets, end of period (in thousands)	$3,127	$5,762	$7,466	$10,745	$8,785	$9,530

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.25%[6]	2.30%[6]	2.33%[6]	2.26%	2.29%	2.27%
Expenses after reimbursements	2.08%[6]	2.18%[6]	2.22%[6]	2.17%	2.17%	2.17%

Net investment income to average net assets:
Net investment income before reimbursements	6.21%[6]	3.88%[6]	5.01%[6]	5.65%	5.38%	6.40%
Net investment income after reimbursements	6.38%[6]	4.00%[6]	5.12%[6]	5.74%	5.50%	6.50%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 7.85	$ 7.84	$ 8.25	$ 8.20	$ 8.92	$ 8.24

Income (loss) from investment operations:
Net investment income	0.26	0.41	0.48	0.55	0.56	0.62
Net realized and unrealized gain (loss)	(1.49)	0.01	(0.41)	0.04	(0.75)	0.68

Total from investment operations	(1.23)	0.42	0.07	0.59	(0.19)	1.30

Less distributions:

From net investment income	(0.26)	(0.41)	(0.48)	(0.54)	(0.53)	(0.60)
From net realized gain	(0.01)	—	—	(—)[1]	—	—
Tax return of capital	—	—	(—)[1]	—	—	(0.02)

Total distributions	(0.27)	(0.41)	(0.48)	(0.54)	(0.53)	(0.62)

Net asset value at end of period	$ 6.35	$ 7.85	$ 7.84	$ 8.25	$ 8.20	$ 8.92

Total return[2]	(15.87)%	5.24%	1.04%	7.61%	(2.34)%	16.45%

Portfolio turnover rate[3]	31%	73%	117%	96%	88%	87%

Net assets, end of period (in thousands)	$160,820	$277,188	$261,307	$443,880	$319,419	$338,434

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.25%[7]	1.30%[7]	1.32%[7]	1.26%	1.29%	1.27%
Expenses after reimbursements	1.10%[7]	1.18%[7]	1.21%[7]	1.17%	1.17%	1.17%

Net investment income to average net assets:
Net investment income before reimbursements	7.23%[7]	4.86%[7]	6.00%[7]	6.66%	6.40%	7.34%
Net investment income after reimbursements	7.38%[7]	4.98%[7]	6.11%[7]	6.75%	6.52%	7.44%

[1]	Amount is less than $0.005 per share.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]

Ratios include legal expenses of $582, $1,438 and $6,538 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.07%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.07%, 0.01% and 0.05% excluding these expenses.

[6]

Ratios include legal expenses of $258, $756 and $4,394 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.07%, 0.01% and 0.05% and Net investment income ratios would have been higher by 0.07%, 0.01% and 0.05% excluding these expenses.

[7]

Ratios include legal expenses of $13,073, $34,379 and $153,663 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.07%, 0.01% and 0.04% and Net investment income ratios would have been higher by 0.07%, 0.01% and 0.04% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.80	$ 7.52	$ 9.00	$ 9.78	$ 10.60	$ 10.37

Income (loss) from investment operations:
Net investment income	0.25	0.44	0.46	0.68	0.55	0.83 [1]
Net realized and unrealized gain (loss)	(1.35)	(0.69)	(1.46)	(0.75)	(0.58)	0.34

Total from investment operations	(1.10)	(0.25)	(1.00)	(0.07)	(0.03)	1.17

Less distributions:

From net investment income	(0.16)	(0.47)	(0.48)	(0.68)	(0.57)	(0.80)
From net realized gain	(0.11)	—	—	(0.03)	(0.22)	(0.14)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.27)	(0.47)	(0.48)	(0.71)	(0.79)	(0.94)

Net asset value at end of period	$ 5.43	$ 6.80	$ 7.52	$ 9.00	$ 9.78	$ 10.60

Total return[2]	(16.45)%	(4.07)%	(11.25)%	(1.22)%	(0.12)%	12.04%

Portfolio turnover rate[3]	20%	32%	80%	53%	37%	59%

Net assets, end of period (in thousands)	$3,790	$6,834	$19,865	$110,771	$83,290	$10,178

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.27%[5]	1.10%[5]	1.13%[5]	1.00%	1.05%	1.05%
Expenses after reimbursements	1.05%[5]	1.00%[5]	0.99%[5]	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	5.23%[5]	6.17%[5]	7.07%[5]	6.74%	7.00%	7.83%
Net investment income after reimbursements	5.45%[5]	6.27%[5]	7.21%[5]	6.82%	7.13%	7.96%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[6]

Net asset value at beginning of period	$ 6.53	$ 7.22	$ 8.66	$ 9.41	$10.22	$10.00

Income (loss) from investment operations:
Net investment income	0.24	0.40	0.42	0.58	0.52	0.38 [1]
Net realized and unrealized gain (loss)	(1.32)	(0.69)	(1.45)	(0.72)	(0.64)	0.08

Total from investment operations	(1.08)	(0.29)	(1.03)	(0.14)	(0.12)	0.46

Less distributions:

From net investment income	(0.14)	(0.40)	(0.41)	(0.58)	(0.47)	(0.24)
From net realized gain	(0.11)	—	—	(0.03)	(0.22)	—
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.25)	(0.40)	(0.41)	(0.61)	(0.69)	(0.24)

Net asset value at end of period	$ 5.20	$ 6.53	$ 7.22	$ 8.66	$ 9.41	$10.22

Total return[2]	(16.89)%	(4.56)%	(12.05)%	(1.94)%	(0.98)%	4.74%

Portfolio turnover rate[3]	20%	32%	80%	53%	37%	59%

Net assets, end of period (in thousands)	$ 400	$1,219	$1,572	$2,342	$2,012	$ 188

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.03%[7]	1.84%[7]	1.96%[7]	1.75%	1.79%	1.79%
Expenses after reimbursements	1.80%[7]	1.76%[7]	1.83%[7]	1.67%	1.67%	1.67%

Net investment income to average net assets:
Net investment income before reimbursements	4.31%[7]	5.36%[7]	5.20%[7]	5.96%	5.93%	9.66%
Net investment income after reimbursements	4.54%[7]	5.44%[7]	5.33%[7]	6.04%	6.05%	9.78%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 6.69	$ 7.40	$ 8.83	$ 9.60	$ 10.41	$ 10.19

Income (loss) from investment operations:
Net investment income	0.29	0.50	0.49	0.69	0.60	0.90 [1]
Net realized and unrealized gain (loss)	(1.37)	(0.73)	(1.44)	(0.74)	(0.61)	0.27

Total from investment operations	(1.08)	(0.23)	(0.95)	(0.05)	(0.01)	1.17

Less distributions:

From net investment income	(0.16)	(0.48)	(0.48)	(0.69)	(0.58)	(0.81)
From net realized gain	(0.11)	—	—	(0.03)	(0.22)	(0.14)
Tax return of capital	—	—	—	—	—	—

Total distributions	(0.27)	(0.48)	(0.48)	(0.72)	(0.80)	(0.95)

Net asset value at end of period	$ 5.34	$ 6.69	$ 7.40	$ 8.83	$ 9.60	$ 10.41

Total return[2]	(16.37)%	(3.75)%	(10.94)%	(1.01)%	0.11%	12.28%

Portfolio turnover rate[3]	20%	32%	80%	53%	37%	59%

Net assets, end of period (in thousands)	$68,979	$124,954	$441,467	$1,195,492	$693,577	$178,180

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.03%[8]	0.84%[8]	0.91%[8]	0.75%	0.79%	0.80%
Expenses after reimbursements	0.81%[8]	0.75%[8]	0.79%[8]	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	5.44%[8]	6.38%[8]	6.98%[8]	7.04%	7.30%	8.64%
Net investment income after reimbursements	5.66%[8]	6.47%[8]	7.10%[8]	7.12%	7.42%	8.77%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

5

Ratios include legal expenses of $3,123, $10,827 and $37,676 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and for the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.13%, 0.08% and 0.07% and Net investment income ratios would have been higher by 0.13%, 0.08% and 0.07% excluding these expenses.

[6]	Class C commenced investment operations on June 13, 2017.

[7]

Ratios include legal expenses of $431, $1,388 and $2,841 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.13%, 0.09% and 0.16% and Net investment income ratios would have been higher by 0.13%, 0.09% and 0.16% excluding these expenses.

[8]

Ratios include legal expenses of $70,496, $182,441 and $835,457 that are outside of the expense cap under the expense limitation agreement for the six months ended April 30, 2022 and for the years ended October 31, 2021 and 2020, respectively. Expense ratios would have been lower by 0.13%, 0.08% and 0.12% and Net investment income ratios would have been higher by 0.13%, 0.08% and 0.12% excluding these expenses.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 12.55	$11.08	$10.46	$10.53	$12.72	$10.00

Income (loss) from investment operations:
Net investment income	0.04 [2]	0.15	0.11 [2]	0.13	0.08	0.03
Net realized and unrealized gain (loss)	(1.65)	1.44	0.56	0.85	(1.05)	2.74

Total from investment operations	(1.61)	1.59	0.67	0.98	(0.97)	2.77

Less distributions:

From net investment income	(3.23)	(0.12)	(0.05)	(0.09)	(0.20)	(0.05)
From net realized gain	—	—	—	(0.94)	(1.02)	—
Tax return of capital	—	—	—	(0.02)	—	—

Total distributions	(3.23)	(0.12)	(0.05)	(1.05)	(1.22)	(0.05)

Net asset value at end of period	$ 7.71	$12.55	$11.08	$10.46	$10.53	$12.72

Total return[3]	(16.55)%	14.23%	6.49%	10.73%	(8.59)%	27.73%

Portfolio turnover rate[4]	146%	206%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$ 1,007	$1,611	$1,616	$ 209	$ 223	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.51%	1.49%	1.55%	1.96%	2.20%	3.11%
Expenses after reimbursements	1.27%	1.27%	1.27%	1.27%	1.27%	1.27%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.59%	0.91%	0.73%	0.55%	0.56%	(1.56)%
Net investment income after reimbursements	0.83%	1.13%	1.01%	1.24%	1.49%	0.28%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 12.33	$10.90	$10.32	$10.43	$12.65	$10.00

Income (loss) from investment operations:
Net investment income (loss)	0.01 [2]	0.05	— [2,6]	0.07	0.03	(0.05)
Net realized and unrealized gain (loss)	(1.62)	1.42	0.58	0.83	(1.10)	2.74

Total from investment operations	(1.61)	1.47	0.58	0.90	(1.07)	2.69

Less distributions:

From net investment income	(3.20)	(0.04)	(—)[6]	(0.05)	(0.13)	(0.04)
From net realized gain	—	—	—	(0.94)	(1.02)	—
Tax return of capital	—	—	—	(0.02)	—	—

Total distributions	(3.20)	(0.04)	—	(1.01)	(1.15)	(0.04)

Net asset value at end of period	$ 7.52	$12.33	$10.90	$10.32	$10.43	$12.65

Total return[3]	(16.90)%	13.41%	5.76%	9.88%	(9.40)%	26.96%

Portfolio turnover rate[4]	146%	206%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$ 1	$ 2	$ 2	$ 12	$ 11	$ 13

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.28%	2.25%	2.31%	2.71%	2.73%	3.86%
Expenses after reimbursements	2.02%	2.02%	2.02%	2.02%	2.02%	2.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.15)%	0.14%	(0.30)%	(0.17)%	(0.51)%	(2.31)%
Net investment income (loss) after reimbursements	0.11%	0.37%	(0.01)%	0.52%	0.20%	(0.47)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Active Equity Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017[1]

Net asset value at beginning of period	$ 12.63	$ 11.15	$ 10.51	$ 10.56	$ 12.74	$ 10.00

Income (loss) from investment operations:
Net investment income	0.05 [2]	0.18	0.10 [2]	0.16	0.14	0.06
Net realized and unrealized gain (loss)	(1.67)	1.45	0.60	0.86	(1.09)	2.73

Total from investment operations	(1.62)	1.63	0.70	1.02	(0.95)	2.79

Less distributions:

From net investment income	(3.24)	(0.15)	(0.06)	(0.10)	(0.21)	(0.05)
From net realized gain	—	—	—	(0.94)	(1.02)	—
Tax return of capital	—	—	—	(0.03)	—	—

Total distributions	(3.24)	(0.15)	(0.06)	(1.07)	(1.23)	(0.05)

Net asset value at end of period	$ 7.77	$ 12.63	$ 11.15	$ 10.51	$ 10.56	$ 12.74

Total return[3]	(16.51)%	14.50%	6.79%	11.05%	(8.41)%	27.94%

Portfolio turnover rate[4]	146%	206%	228%	153%	164%	196%

Net assets, end of period (in thousands)	$87,261	$96,417	$80,474	$20,502	$17,436	$18,030

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.26%	1.24%	1.29%	1.72%	1.73%	2.87%
Expenses after reimbursements	1.02%	1.02%	1.02%	1.02%	1.02%	1.02%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.81%	1.15%	0.67%	0.83%	0.47%	(1.28)%
Net investment income after reimbursements	1.05%	1.37%	0.94%	1.53%	1.18%	0.57%

[1]	Class A, Class C and the Institutional Class commenced investment operations on November 1, 2016.

[2]	Per share amounts are based on average number of shares outstanding during the period.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

[6]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 15.32	$10.99	$ 8.84	$ 8.02	$ 10.33	$ 8.60

Income (loss) from investment operations:
Net investment income (loss)	0.01 [1]	(0.18)	(0.20)	(0.01)	0.04	0.06
Net realized and unrealized gain (loss)	(3.59)	4.51	2.35	0.83	(2.17)	1.86

Total from investment operations	(3.58)	4.33	2.15	0.82	(2.13)	1.92

Less distributions:

From net investment income	(0.08)	—	—	(—)[2]	(0.17)	(0.19)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(—)[2]	(0.01)	—

Total distributions	(0.08)	—	—	—	(0.18)	(0.19)

Net asset value at end of period	$ 11.66	$15.32	$10.99	$ 8.84	$ 8.02	$10.33

Total return[3]	(23.41)%	39.40%	24.32%	10.27%	(20.96)%	22.73%

Portfolio turnover rate[4]	27%	77%	62%	60%	112%	126%

Net assets, end of period (in thousands)	$ 362	$ 321	$ 388	$1,356	$ 1,447	$ 847

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.89%	2.75%	2.78%	2.30%	2.37%	2.26%
Expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.91)%	(1.48)%	(1.74)%	(0.62)%	(0.31)%	0.01%
Net investment income (loss) after reimbursements	0.21%	(0.50)%	(0.73)%	(0.09)%	0.29%	0.50%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 15.79	$11.40	$ 9.22	$ 8.42	$ 10.90	$ 9.11

Income (loss) from investment operations:
Net investment income (loss)	(0.04)[1]	(0.32)	(0.34)	(0.38)	0.01	0.02
Net realized and unrealized gain (loss)	(3.69)	4.71	2.52	1.18	(2.33)	1.93

Total from investment operations	(3.73)	4.39	2.18	0.80	(2.32)	1.95

Less distributions:

From net investment income	(0.05)	—	—	—	(0.16)	(0.16)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	—	— [2]	—

Total distributions	(0.05)	—	—	—	(0.16)	(0.16)

Net asset value at end of period	$ 12.01	$15.79	$11.40	$ 9.22	$ 8.42	$10.90

Total return[3]	(23.72)%	38.51%	23.64%	9.50%	(21.62)%	21.78%

Portfolio turnover rate[4]	27%	77%	62%	60%	112%	126%

Net assets, end of period (in thousands)	$ 123	$ 162	$ 135	$ 144	$ 272	$ 251

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	3.63%	3.47%	3.91%	3.05%	3.09%	3.01%
Expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment loss to average net assets:
Net investment loss before reimbursements	(1.72)%	(2.09)%	(2.70)%	(1.48)%	(1.30)%	(0.76)%
Net investment loss after reimbursements	(0.61)%	(1.14)%	(1.31)%	(0.95)%	(0.73)%	(0.27)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Small-Cap Equity Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 19.82	$ 14.19	$11.39	$ 10.32	$ 13.19	$ 10.94

Income (loss) from investment operations:
Net investment income (loss)	0.03 [1]	(0.02)	(0.10)	0.02	0.05	0.09
Net realized and unrealized gain (loss)	(4.64)	5.65	2.90	1.06	(2.73)	2.36

Total from investment operations	(4.61)	5.63	2.80	1.08	(2.68)	2.45

Less distributions:

From net investment income	(0.09)	—	—	(0.01)	(0.18)	(0.20)
From net realized gain	—	—	—	—	—	—
Tax return of capital	—	—	—	(—)[2]	(0.01)	—

Total distributions	(0.09)	—	—	(0.01)	(0.19)	(0.20)

Net asset value at end of period	$ 15.12	$ 19.82	$14.19	$ 11.39	$ 10.32	$ 13.19

Total return[3]	(23.30)%	39.68%	24.58%	10.52%	(20.60)%	22.70%

Portfolio turnover rate[4]	27%	77%	62%	60%	112%	126%

Net assets, end of period (in thousands)	$ 8,551	$10,994	$7,419	$26,296	$32,456	$38,419

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.64%	2.45%	2.56%	2.05%	2.06%	2.01%
Expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	(0.81)%	(1.02)%	(1.51)%	(0.38)%	(0.16)%	0.18%
Net investment income (loss) after reimbursements	0.31%	(0.09)%	(0.47)%	0.15%	0.38%	0.67%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$10.13	$ 7.07	$ 8.02	$ 7.66	$ 9.99	$ 7.98

Income (loss) from investment operations:
Net investment income (loss)	0.05 [1]	0.02 [1]	(0.01)[1]	0.14	0.08	0.10
Net realized and unrealized gain (loss)	(0.34)	3.10	(0.91)	0.37	(1.47)	2.08

Total from investment operations	(0.29)	3.12	(0.92)	0.51	(1.39)	2.18

Less distributions:

From net investment income	(0.12)	(0.06)	(0.03)	(0.15)	(0.08)	(0.17)
From net realized gain	—	—	—	—	(0.82)	—
Tax return of capital	—	—	—	—	(0.04)	—

Total distributions	(0.12)	(0.06)	(0.03)	(0.15)	(0.94)	(0.17)

Net asset value at end of period	$ 9.72	$10.13	$ 7.07	$ 8.02	$ 7.66	$ 9.99

Total return[2]	(2.83)%	44.20%	(11.47)%	6.58%	(15.44)%	27.53%

Portfolio turnover rate[3]	48%	87%	108%	93%	80%	107%

Net assets, end of period (in thousands)	$3,244	$2,561	$ 656	$6,985	$ 7,645	$7,710

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.17%	2.11%	2.18%	2.12%	2.20%	2.21%
Expenses after reimbursements	1.77%	1.77%	1.77%	1.77%	1.77%	1.77%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.63%	(0.09)%	(0.59)%	1.61%	0.46%	1.05%
Net investment income (loss) after reimbursements	1.03%	0.25%	(0.18)%	1.96%	0.89%	1.49%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 9.75	$ 6.82	$ 7.80	$ 7.47	$ 9.82	$ 7.86

Income (loss) from investment operations:
Net investment income (loss)	0.02 [1]	(0.03)[1]	0.01 [1]	0.02	0.03	0.08
Net realized and unrealized gain (loss)	(0.33)	2.97	(0.96)	0.42	(1.48)	2.00

Total from investment operations	(0.31)	2.94	(0.95)	0.44	(1.45)	2.08

Less distributions:

From net investment income	(0.09)	(0.01)	(0.03)	(0.11)	(0.05)	(0.12)
From net realized gain	—	—	—	—	(0.82)	—
Tax return of capital	—	—	—	—	(0.03)	—

Total distributions	(0.09)	(0.01)	(0.03)	(0.11)	(0.90)	(0.12)

Net asset value at end of period	$ 9.35	$ 9.75	$ 6.82	$ 7.80	$ 7.47	$ 9.82

Total return[2]	(3.16)%	43.13%	(12.13)%	5.87%	(16.30)%	26.57%

Portfolio turnover rate[3]	48%	87%	108%	93%	80%	107%

Net assets, end of period (in thousands)	$ 379	$ 209	$ 286	$ 305	$ 408	$ 459

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.92%	2.89%	3.01%	2.88%	2.94%	2.99%
Expenses after reimbursements	2.52%	2.52%	2.52%	2.52%	2.52%	2.52%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.08%	(0.77)%	(0.41)%	0.48%	(0.18)%	(0.21)%
Net investment income (loss) after reimbursements	0.48%	(0.40)%	0.08%	0.84%	0.24%	0.26%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Frontier Equity Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 11.77	$ 8.20	$ 9.32	$ 8.86	$ 11.38	$ 9.06

Income (loss) from investment operations:
Net investment income	0.06 [1]	0.06 [1]	0.09 [1]	0.16	0.12	0.13
Net realized and unrealized gain (loss)	(0.38)	3.58	(1.13)	0.46	(1.69)	2.37

Total from investment operations	(0.32)	3.64	(1.04)	0.62	(1.57)	2.50

Less distributions:

From net investment income	(0.14)	(0.07)	(0.08)	(0.16)	(0.08)	(0.18)
From net realized gain	—	—	—	—	(0.82)	—
Tax return of capital	—	—	—	—	(0.05)	—

Total distributions	(0.14)	(0.07)	(0.08)	(0.16)	(0.95)	(0.18)

Net asset value at end of period	$ 11.31	$ 11.77	$ 8.20	$ 9.32	$ 8.86	$ 11.38

Total return[2]	(2.76)%	44.50%	(11.17)%	6.97%	(15.11)%	27.87%

Portfolio turnover rate[3]	48%	87%	108%	93%	80%	107%

Net assets, end of period (in thousands)	$70,930	$77,540	$53,053	$81,047	$77,788	$81,324

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.91%	1.88%	2.00%	1.88%	1.95%	1.96%
Expenses after reimbursements	1.52%	1.52%	1.52%	1.52%	1.52%	1.52%

Net investment income to average net assets:
Net investment income before reimbursements	0.69%	0.23%	0.58%	1.39%	0.78%	0.73%
Net investment income after reimbursements	1.08%	0.59%	1.06%	1.75%	1.21%	1.17%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

			Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 16.77	$13.08	$11.18	$ 9.38	$11.16	$ 8.34

Income (loss) from investment operations:
Net investment income (loss)	0.02	(0.06)[1]	0.08	0.05	0.01	0.06 [1]
Net realized and unrealized gain (loss)	(3.84)	4.07	1.84	1.97	(1.55)	2.90

Total from investment operations	(3.82)	4.01	1.92	2.02	(1.54)	2.96

Less distributions:

From net investment income	(0.01)	(0.10)	(0.02)	(0.22)	(0.23)	(0.14)
From net realized gain	(2.83)	(0.22)	—	—	—	—
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(2.84)	(0.32)	(0.02)	(0.22)	(0.24)	(0.14)

Net asset value at end of period	$ 10.11	$16.77	$13.08	$11.18	$ 9.38	$11.16

Total return[2]	(26.43)%	30.92%	17.21%	21.66%	(14.16)%	35.90%

Portfolio turnover rate[3]	44%	77%	76%	76%	113%	140%

Net assets, end of period (in thousands)	$ 2,342	$3,872	$1,394	$ 641	$ 303	$ 134

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.61%	1.56%	1.81%	1.91%	2.19%	2.65%
Expenses after reimbursements	1.42%	1.42%	1.42%	1.42%	1.42%	1.42%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.19%	(0.48)%	(0.42)%	(0.01)%	(0.06)%	(0.64)%
Net investment income (loss) after reimbursements	0.38%	(0.34)%	(0.03)%	0.48%	0.71%	0.59%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

			Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Period Ended October 31, 2017

Net asset value at beginning of period	$ 15.80	$12.39	$10.64	$ 8.96	$10.73	$ 8.86 [5]

Income (loss) from investment operations:
Net investment loss	(0.03)	(0.16)[1]	(0.10)	(0.04)	(0.13)	— [1,6]
Net realized and unrealized gain (loss)	(3.57)	3.86	1.85	1.91	(1.44)	1.93

Total from investment operations	(3.60)	3.70	1.75	1.87	(1.57)	1.93

Less distributions:

From net investment income	—	(0.07)	—	(0.19)	(0.19)	(0.06)
From net realized gain	(2.83)	(0.22)	—	—	—	—
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(2.83)	(0.29)	—	(0.19)	(0.20)	(0.06)

Net asset value at end of period	$ 9.37	$15.80	$12.39	$10.64	$ 8.96	$10.73

Total return[2]	(26.70)%	30.13%	16.45%	20.89%	(14.92)%	10.81%

Portfolio turnover rate[3]	44%	77%	76%	76%	113%	140%

Net assets, end of period (in thousands)	$ 127	$ 107	$ 2	$ 1	$ 1	$ 2

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.36%	2.29%	2.49%	2.66%	2.96%	3.38%
Expenses after reimbursements	2.17%	2.17%	2.17%	2.17%	2.17%	2.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.66)%	(1.11)%	(1.22)%	(0.95)%	(1.25)%	(1.20)%
Net investment income (loss) after reimbursements	(0.47)%	(0.99)%	(0.90)%	(0.46)%	(0.46)%	0.01%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity Fund

			Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Year Ended October 31, 2020	Year Ended October 31, 2019	Year Ended October 31, 2018	Year Ended October 31, 2017

Net asset value at beginning of period	$ 16.23	$ 12.65	$ 10.81	$ 9.06	$ 10.78	$ 8.05

Income (loss) from investment operations:
Net investment income (loss)	0.07	(0.02)[1]	0.11	0.06	0.07	0.08 [1]
Net realized and unrealized gain (loss)	(3.72)	3.92	1.77	1.93	(1.54)	2.80

Total from investment operations	(3.65)	3.90	1.88	1.99	(1.47)	2.88

Less distributions:

From net investment income	(0.02)	(0.10)	(0.04)	(0.24)	(0.24)	(0.15)
From net realized gain	(2.83)	(0.22)	—	—	—	—
Tax return of capital	—	—	—	—	(0.01)	—

Total distributions	(2.85)	(0.32)	(0.04)	(0.24)	(0.25)	(0.15)

Net asset value at end of period	$ 9.73	$ 16.23	$ 12.65	$ 10.81	$ 9.06	$10.78

Total return[2]	(26.29)%	31.24%	17.41%	22.05%	(14.01)%	36.21%

Portfolio turnover rate[3]	44%	77%	76%	76%	113%	140%

Net assets, end of period (in thousands)	$113,825	$116,727	$82,385	$35,011	$24,162	$8,106

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.37%	1.32%	1.56%	1.66%	1.95%	2.35%
Expenses after reimbursements	1.17%	1.17%	1.17%	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.40%	(0.26)%	(0.22)%	0.09%	0.10%	(0.33)%
Net investment income (loss) after reimbursements	0.60%	(0.11)%	0.17%	0.58%	0.88%	0.85%

[1]	Per share amounts are based on average number of shares outstanding during the period.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]	Initial investment in Class C occurred on March 3, 2017. The beginning NAV for Class C is the end of day NAV for the Institutional Class on March 3, 2017.

[6]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

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Ashmore Emerging Markets Equity ESG Fund

		Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 14.91	$12.05	$10.00

Income (loss) from investment operations:
Net investment loss	(0.02)	(0.09)	(0.01)
Net realized and unrealized gain (loss)	(3.73)	3.04	2.06

Total from investment operations	(3.75)	2.95	2.05

Less distributions:

From net investment income	—	(0.09)	—
From net realized gain	(2.03)	—	—
Tax return of capital	—	—	—

Total distributions	(2.03)	(0.09)	—

Net asset value at end of period	$ 9.13	$14.91	$12.05

Total return[2]	(28.41)%	24.50%	20.50%

Portfolio turnover rate[3]	27%	55%	45%

Net assets, end of period (in thousands)	$ 1	$ 2	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.32%	2.39%	4.16%
Expenses after reimbursements	1.42%	1.42%	1.42%

Net investment loss to average net assets:
Net investment loss before reimbursements	(1.26)%	(1.56)%	(2.89)%
Net investment loss after reimbursements	(0.36)%	(0.59)%	(0.15)%

See accompanying notes to the financial statements.

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FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

		Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 14.77	$12.00	$10.00

Income (loss) from investment operations:
Net investment loss	(0.07)	(0.20)	(0.06)
Net realized and unrealized gain (loss)	(3.68)	3.05	2.06

Total from investment operations	(3.75)	2.85	2.00

Less distributions:

From net investment income	—	(0.08)	—
From net realized gain	(2.03)	—	—
Tax return of capital	—	—	—

Total distributions	(2.03)	(0.08)	—

Net asset value at end of period	$ 8.99	$14.77	$12.00

Total return[2]	(28.70)%	23.81%	20.00%

Portfolio turnover rate[3]	27%	55%	45%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.01%	3.14%	4.77%
Expenses after reimbursements	2.17%	2.17%	2.17%

Net investment loss to average net assets:
Net investment loss before reimbursements	(2.00)%	(2.32)%	(3.50)%
Net investment loss after reimbursements	(1.16)%	(1.35)%	(0.90)%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Equity ESG Fund

	Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 14.96	$ 12.06	$ 10.00

Income (loss) from investment operations:
Net investment income (loss)	(0.01)	(0.05)	0.01
Net realized and unrealized gain (loss)	(3.74)	3.04	2.05

Total from investment operations	(3.75)	2.99	2.06

Less distributions:

From net investment income	—	(0.09)	(—)[5]
From net realized gain	(2.03)	—	—
Tax return of capital	—	—	—

Total distributions	(2.03)	(0.09)	—

Net asset value at end of period	$ 9.18	$ 14.96	$ 12.06

Total return[2]	(28.29)%	24.82%	20.60%

Portfolio turnover rate[3]	27%	55%	45%

Net assets, end of period (in thousands)	$10,645	$15,041	$12,062

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.93%	2.16%	3.68%
Expenses after reimbursements	1.17%	1.17%	1.17%

Net investment income (loss) to average net assets:
Net investment loss before reimbursements	(0.87)%	(1.34)%	(2.41)%
Net investment income (loss) after reimbursements	(0.11)%	(0.35)%	0.10%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2020.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

[5]	Amount is less than $0.005 per share.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

		Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.14	0.38	0.14
Net realized and unrealized gain (loss)	(0.87)	(0.35)	0.19

Total from investment operations	(0.73)	0.03	0.33

Less distributions:

From net investment income	(0.14)	(0.38)	(0.15)
From net realized gain	(—)[2]	(0.03)	—
Tax return of capital	—	—	—

Total distributions	(0.14)	(0.41)	(0.15)

Net asset value at end of period	$ 8.93	$ 9.80	$10.18

Total return[3]	(7.52)%	0.20%	3.30%

Portfolio turnover rate[4]	31%	43%	12%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.21%	1.71%	4.87%
Expenses after reimbursements	0.92%	0.92%	0.92%

Net investment income to average net assets:
Net investment income before reimbursements	1.61%	2.88%	0.05%
Net investment income after reimbursements	2.90%	3.67%	4.00%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

		Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.80	$10.18	$10.00

Income (loss) from investment operations:
Net investment income	0.10	0.30	0.12
Net realized and unrealized gain (loss)	(0.87)	(0.35)	0.18

Total from investment operations	(0.77)	(0.05)	0.30

Less distributions:

From net investment income	(0.10)	(0.30)	(0.12)
From net realized gain	(—)[2]	(0.03)	—
Tax return of capital	—	—	—

Total distributions	(0.10)	(0.33)	(0.12)

Net asset value at end of period	$ 8.93	$ 9.80	$10.18

Total return[3]	(7.84)%	(0.57)%	3.03%

Portfolio turnover rate[4]	31%	43%	12%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	2.97%	2.42%	5.60%
Expenses after reimbursements	1.67%	1.67%	1.67%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	0.91%	2.16%	(0.68)%
Net investment income after reimbursements	2.21%	2.91%	3.25%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Short Duration Select Fund

	Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.80	$ 10.18	$ 10.00

Income (loss) from investment operations:
Net investment income	0.14	0.40	0.16
Net realized and unrealized gain (loss)	(0.87)	(0.35)	0.18

Total from investment operations	(0.73)	0.05	0.34

Less distributions:

From net investment income	(0.14)	(0.40)	(0.16)
From net realized gain	(—)[2]	(0.03)	—
Tax return of capital	—	—	—

Total distributions	(0.14)	(0.43)	(0.16)

Net asset value at end of period	$ 8.93	$ 9.80	$ 10.18

Total return[3]	(7.45)%	0.40%	3.43%

Portfolio turnover rate[4]	31%	43%	12%

Net assets, end of period (in thousands)	$9,499	$10,286	$10,317

Ratios to average net assets:[5]
Total expenses to average net assets:
Expenses before reimbursements	1.65%	1.38%	4.58%
Expenses after reimbursements	0.67%	0.67%	0.67%

Net investment income to average net assets:
Net investment income before reimbursements	2.09%	3.21%	0.29%
Net investment income after reimbursements	3.07%	3.92%	4.20%

[1]	Class A, Class C and the Institutional Class commenced investment operations on June 15, 2020.

[2]	Amount is less than $0.005 per share.

[3]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[4]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[5]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

		Class A

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.90	$ 9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.15	0.32	0.03
Net realized and unrealized gain (loss)	(1.42)	0.06	(0.15)

Total from investment operations	(1.27)	0.38	(0.12)

Less distributions:

From net investment income	(0.15)	(0.33)	(0.03)
From net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(0.15)	(0.33)	(0.03)

Net asset value at end of period	$ 8.48	$ 9.90	$ 9.85

Total return[2]	(12.95)%	3.85%	(1.19)%

Portfolio turnover rate[3]	26%	44%	3%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.50%	1.77%	4.88%
Expenses after reimbursements	0.97%	0.97%	0.97%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.59%	2.42%	(1.27)%
Net investment income after reimbursements	3.12%	3.22%	2.64%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

		Class C

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.90	$ 9.85	$10.00

Income (loss) from investment operations:
Net investment income	0.11	0.25	0.02
Net realized and unrealized gain (loss)	(1.41)	0.05	(0.15)

Total from investment operations	(1.30)	0.30	(0.13)

Less distributions:

From net investment income	(0.12)	(0.25)	(0.02)
From net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(0.12)	(0.25)	(0.02)

Net asset value at end of period	$ 8.48	$ 9.90	$ 9.85

Total return[2]	(13.26)%	3.08%	(1.26)%

Portfolio turnover rate[3]	26%	44%	3%

Net assets, end of period (in thousands)	$ 1	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.16%	2.49%	5.62%
Expenses after reimbursements	1.72%	1.72%	1.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	1.96%	1.70%	(2.02)%
Net investment income after reimbursements	2.40%	2.47%	1.88%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Investment Grade Income Fund

	Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Year Ended October 31, 2021	Period Ended October 31, 2020[1]

Net asset value at beginning of period	$ 9.90	$ 9.85	$ 10.00

Income (loss) from investment operations:
Net investment income	0.16	0.35	0.03
Net realized and unrealized gain (loss)	(1.42)	0.05	(0.15)

Total from investment operations	(1.26)	0.40	(0.12)

Less distributions:

From net investment income	(0.16)	(0.35)	(0.03)
From net realized gain	—	—	—
Tax return of capital	—	—	—

Total distributions	(0.16)	(0.35)	(0.03)

Net asset value at end of period	$ 8.48	$ 9.90	$ 9.85

Total return[2]	(12.84)%	4.03%	(1.16)%

Portfolio turnover rate[3]	26%	44%	3%

Net assets, end of period (in thousands)	$17,762	$20,442	$19,757

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	1.26%	1.48%	4.43%
Expenses after reimbursements	0.72%	0.72%	0.72%

Net investment income (loss) to average net assets:
Net investment income (loss) before reimbursements	2.91%	2.66%	(0.92)%
Net investment income after reimbursements	3.45%	3.42%	2.79%

[1]	Class A, Class C and the Institutional Class commenced investment operations on September 17, 2020.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class A

	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$ 9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.19	0.29
Net realized and unrealized loss	(1.69)	(0.89)

Total from investment operations	(1.50)	(0.60)

Less distributions:

From net investment income	(0.19)	(0.29)
From net realized gain	(0.02)	—
Tax return of capital	—	—

Total distributions	(0.21)	(0.29)

Net asset value at end of period	$ 7.40	$ 9.11

Total return[2]	(16.71)%	(6.11)%

Portfolio turnover rate[3]	24%	15%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.04%	3.35%
Expenses after reimbursements	1.12%	1.12%

Net investment income to average net assets:
Net investment income before reimbursements	2.49%	2.26%
Net investment income after reimbursements	4.41%	4.49%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Class C

	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$ 9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.16	0.24
Net realized and unrealized loss	(1.69)	(0.88)

Total from investment operations	(1.53)	(0.64)

Less distributions:

From net investment income	(0.16)	(0.25)
From net realized gain	(0.02)	—
Tax return of capital	—	—

Total distributions	(0.18)	(0.25)

Net asset value at end of period	$ 7.40	$ 9.11

Total return[2]	(17.03)%	(6.55)%

Portfolio turnover rate[3]	24%	15%

Net assets, end of period (in thousands)	$ 1	$ 1

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	3.64%	4.10%
Expenses after reimbursements	1.87%	1.87%

Net investment income to average net assets:
Net investment income before reimbursements	1.94%	1.52%
Net investment income after reimbursements	3.70%	3.75%

See accompanying notes to the financial statements.

ASHMORE FUNDS

FINANCIAL HIGHLIGHTS

Ashmore Emerging Markets Corporate Income ESG Fund

	Institutional Class

	Six Months Ended April 30, 2022 (Unaudited)	Period Ended October 31, 2021[1]

Net asset value at beginning of period	$ 9.11	$10.00

Income (loss) from investment operations:
Net investment income	0.20	0.31
Net realized and unrealized loss	(1.69)	(0.89)

Total from investment operations	(1.49)	(0.58)

Less distributions:

From net investment income	(0.20)	(0.31)
From net realized gain	(0.02)	—
Tax return of capital	—	—

Total distributions	(0.22)	(0.31)

Net asset value at end of period	$ 7.40	$ 9.11

Total return[2]	(16.64)%	(5.96)%

Portfolio turnover rate[3]	24%	15%

Net assets, end of period (in thousands)	$7,772	$9,356

Ratios to average net assets:[4]
Total expenses to average net assets:
Expenses before reimbursements	2.53%	3.08%
Expenses after reimbursements	0.87%	0.87%

Net investment income to average net assets:
Net investment income before reimbursements	2.95%	2.52%
Net investment income after reimbursements	4.61%	4.73%

[1]	Class A, Class C and the Institutional Class commenced investment operations on February 26, 2021.

[2]

Assumes investment at net asset value at the beginning of the period, reinvestment of distributions at net asset value on distribution date, and a complete redemption of the investment at net asset value at the end of the period, excluding the impact of sales charges. Total return is not annualized for periods less than one year.

[3]

The portfolio turnover rate is calculated by dividing the lesser of cost of purchases or proceeds from sales of long term portfolio securities by the monthly average of the value of the long term portfolio securities. Portfolio turnover is not annualized for periods less than one year.

[4]	Annualized for periods less than one year.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $8,454,769)
Angola (Rep of), 8.250%, 05/09/2028[2]		1,305,000	$1,252,017	0.21
Angola (Rep of), 8.000%, 11/26/2029		523,000	488,597	0.08
Angola (Rep of), 8.750%, 04/14/2032[3]		994,000	940,076	0.15
Angola (Rep of), 9.375%, 05/08/2048		3,837,000	3,455,602	0.57
Angola (Rep of), 9.125%, 11/26/2049		1,994,000	1,757,571	0.29
			7,893,863	1.30

Argentina (Cost $19,863,635)
Argentina (Rep of), 1.000%, 07/09/2029		1,727,840	553,773	0.09
Argentina (Rep of), (Step to 0.750% on 07/09/2023), 0.500%, 07/09/2030[4]		14,251,451	4,475,098	0.74
Argentina (Rep of), (Step to 1.500% on 07/09/2022), 1.125%, 07/09/2035[4]		11,827,271	3,374,912	0.56
Argentina (Rep of), (Step to 3.875% on 07/09/2022), 2.000%, 01/09/2038[4]		2,502,373	898,477	0.15
Argentina (Rep of), (Step to 3.500% on 07/09/2022), 2.500%, 07/09/2041[4]		4,673,926	1,562,727	0.26
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[4]		770,000	682,613	0.11
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[4]		3,500,000	2,541,875	0.42
			14,089,475	2.33

Azerbaijan (Cost $4,009,692)
Southern Gas Corridor CJSC, 6.875%, 03/24/2026		2,251,000	2,398,341	0.40
State Oil Co. of the Azerbaijan Republic, 6.950%, 03/18/2030		1,361,000	1,468,247	0.24
			3,866,588	0.64

Bahrain (Cost $2,893,661)
Bahrain (Rep of), 7.500%, 09/20/2047		884,000	821,263	0.13
Oil and Gas Holding (The) Co. BSCC, 7.625%, 11/07/2024		937,000	979,165	0.16
Oil and Gas Holding (The) Co. BSCC, 8.375%, 11/07/2028		750,000	824,037	0.14
			2,624,465	0.43

Brazil (Cost $67,709,745)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[5]		5,595,000	5,168,437	0.85
Brazil (Rep of), 6.000%, 04/07/2026		1,030,000	1,084,003	0.18
Brazil (Rep of), 4.625%, 01/13/2028		1,020,000	993,184	0.16
Brazil (Rep of), 8.250%, 01/20/2034		607,000	704,762	0.12
Brazil (Rep of), 7.125%, 01/20/2037		919,000	984,709	0.16
Brazil (Rep of), 5.625%, 01/07/2041		580,000	517,064	0.09
Brazil (Rep of), 5.000%, 01/27/2045		1,451,000	1,165,864	0.19
Brazil (Rep of), 5.625%, 02/21/2047		939,000	802,629	0.13
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[6]	BRL	98,158,000	17,204,527	2.84
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[6]	BRL	105,920,000	17,560,103	2.90

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Brazil (continued)
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031[2]	BRL	10,695,000	$1,913,308	0.32
Oi S.A., 10.000%, (100% Cash), 07/27/2025[7]		18,200,000	14,514,682	2.39
			62,613,272	10.33

Chile (Cost $14,922,747)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	1,320,000,000	2,047,360	0.34
Chile (Rep of), 2.750%, 01/31/2027		473,000	447,576	0.07
Chile (Rep of), 3.240%, 02/06/2028		493,000	471,195	0.08
Chile (Rep of), 3.100%, 05/07/2041		1,464,000	1,140,646	0.19
Chile (Rep of), 3.500%, 01/25/2050		1,212,000	959,104	0.16
Chile (Rep of), 3.100%, 01/22/2061		1,327,000	916,439	0.15
Corp. Nacional del Cobre de Chile, 5.625%, 10/18/2043		1,409,000	1,467,474	0.24
Corp. Nacional del Cobre de Chile, 4.875%, 11/04/2044		390,000	367,852	0.06
Corp. Nacional del Cobre de Chile, 4.500%, 08/01/2047		568,000	513,438	0.09
Corp. Nacional del Cobre de Chile, 4.375%, 02/05/2049		779,000	692,780	0.11
Corp. Nacional del Cobre de Chile, 3.150%, 01/15/2051		446,000	327,043	0.05
Empresa de Transporte de Pasajeros Metro S.A., 4.700%, 05/07/2050		1,581,000	1,440,702	0.24
Empresa Nacional del Petroleo, 3.750%, 08/05/2026		930,000	883,574	0.15
Empresa Nacional del Petroleo, 4.500%, 09/14/2047		1,207,000	911,297	0.15
			12,586,480	2.08

China (Cost $101,668,015)
Central China Real Estate Ltd., 6.875%, 08/08/2022		1,810,000	1,177,169	0.19
Central China Real Estate Ltd., 7.650%, 08/27/2023		3,520,000	1,444,960	0.24
Central China Real Estate Ltd., 7.750%, 05/24/2024		4,550,000	1,592,500	0.26
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[8,9]		6,142,000	924,371	0.15
CFLD Cayman Investment Ltd., 6.900%, 01/13/2023		6,225,000	999,112	0.16
China (Rep of), 2.680%, 05/21/2030	CNY	20,840,000	3,113,598	0.51
China (Rep of), 2.750%, 02/17/2032	CNY	16,430,000	2,475,699	0.41
China (Rep of), 3.720%, 04/12/2051	CNY	10,720,000	1,729,068	0.29
China Evergrande Group, 8.250%, 03/23/2022[8,9]		2,680,000	321,600	0.05
China Evergrande Group, 9.500%, 04/11/2022[9]		2,565,000	288,563	0.05
China Evergrande Group, 11.500%, 01/22/2023		4,150,000	466,875	0.08
China Evergrande Group, 7.500%, 06/28/2023		11,500,000	1,293,750	0.21
China Evergrande Group, 10.500%, 04/11/2024		4,040,000	454,500	0.08
China Evergrande Group, 8.750%, 06/28/2025		3,638,000	400,180	0.07
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[8,9]		4,515,000	747,232	0.12
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022		5,635,000	957,950	0.16
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,189,000	190,240	0.03
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		2,175,000	359,963	0.06
Kaisa Group Holdings Ltd., 11.250%, 04/09/2022[9]		1,260,000	264,600	0.04
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		5,000,000	1,038,750	0.17
Kaisa Group Holdings Ltd., 11.950%, 10/22/2022		1,300,000	271,700	0.04

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		2,270,000	$460,243	0.08
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		2,900,000	595,225	0.10
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[8]		4,200,000	851,550	0.14
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[8]		2,400,000	486,600	0.08
Kaisa Group Holdings Ltd., 11.650%, 06/01/2026		2,150,000	435,913	0.07
KWG Group Holdings Ltd., 6.000%, 09/15/2022		1,705,000	1,197,762	0.20
Scenery Journey Ltd., 11.500%, 10/24/2022		6,210,000	721,912	0.12
Scenery Journey Ltd., 12.000%, 10/24/2023		1,880,000	211,500	0.04
Scenery Journey Ltd., 13.750%, 11/06/2023[8]		1,000,000	112,500	0.02
Sinopec Group Overseas Development 2012 Ltd., 4.875%, 05/17/2042		710,000	711,179	0.12
Sinopec Group Overseas Development 2018 Ltd., 2.700%, 05/13/2030		1,180,000	1,060,153	0.18
Sinopec Group Overseas Development 2018 Ltd., 3.350%, 05/13/2050		431,000	331,429	0.05
Sunac China Holdings Ltd., 7.250%, 06/14/2022		3,157,000	1,128,627	0.19
Sunac China Holdings Ltd., 7.950%, 08/08/2022		3,200,000	960,000	0.16
Sunac China Holdings Ltd., 8.350%, 04/19/2023		1,855,000	445,200	0.07
Sunac China Holdings Ltd., 7.950%, 10/11/2023		3,700,000	943,500	0.16
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		1,000,000	150,000	0.02
Yuzhou Group Holdings Co. Ltd., 8.500%, 02/04/2023[8]		2,425,000	351,625	0.06
Yuzhou Group Holdings Co. Ltd., 9.950%, 06/08/2023		2,595,000	350,974	0.06
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023		1,865,000	261,100	0.04
Yuzhou Group Holdings Co. Ltd., 7.375%, 01/13/2026		2,013,000	231,495	0.04
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		2,440,000	317,200	0.05
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,110,000	128,023	0.02
Zhenro Properties Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 3Y + 13.414%), 14.724%, 03/06/2023[2,5]		1,360,000	105,740	0.02
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[8]		2,017,000	181,530	0.03
			33,243,360	5.49

Colombia (Cost $23,375,050)
Colombia (Rep of), 8.125%, 05/21/2024		1,494,000	1,575,916	0.26
Colombia (Rep of), 3.875%, 04/25/2027		1,583,000	1,437,602	0.24
Colombia (Rep of), 7.375%, 09/18/2037		1,077,000	1,109,509	0.18
Colombia (Rep of), 6.125%, 01/18/2041		1,881,000	1,660,001	0.27
Colombia (Rep of), 5.625%, 02/26/2044		1,930,000	1,543,228	0.26
Colombia (Rep of), 5.000%, 06/15/2045		344,000	255,420	0.04
Colombia (Rep of), 4.125%, 05/15/2051		1,183,000	792,610	0.13
Colombian TES, 4.750%, 02/23/2023[2]	COP	33,783,000	2,656,827	0.44
Colombian TES, 10.000%, 07/24/2024	COP	4,248,800,000	1,094,436	0.18
Colombian TES, 6.250%, 11/26/2025	COP	2,582,700,000	586,648	0.10
Colombian TES, 6.000%, 04/28/2028	COP	5,447,800,000	1,128,622	0.19
Colombian TES, 7.000%, 03/26/2031	COP	982,900,000	201,187	0.03
Colombian TES, 7.250%, 10/18/2034	COP	2,343,600,000	463,432	0.08
Colombian TES, 6.250%, 07/09/2036	COP	6,516,700,000	1,146,185	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Colombia (continued)
Colombian TES, 7.250%, 10/26/2050	COP	2,506,000,000	$444,704	0.07
Empresas Publicas de Medellin ESP, 8.375%, 11/08/2027	COP	8,747,000,000	1,896,804	0.31
			17,993,131	2.97

Costa Rica (Cost $2,097,430)
Costa Rica (Rep of), 6.125%, 02/19/2031		1,241,000	1,232,047	0.20
Costa Rica (Rep of), 5.625%, 04/30/2043		960,000	813,432	0.14
			2,045,479	0.34

Croatia (Cost $2,251,496)
Croatia (Rep of), 6.000%, 01/26/2024		2,094,000	2,175,666	0.36
			2,175,666	0.36

Czech Republic (Cost $9,080,377)
Czech (Rep of), 2.500%, 08/25/2028	CZK	26,480,000	1,012,460	0.17
Czech (Rep of), 2.750%, 07/23/2029[2]	CZK	78,880,000	3,035,478	0.50
Czech (Rep of), 0.050%, 11/29/2029	CZK	20,170,000	619,514	0.10
Czech (Rep of), 0.950%, 05/15/2030[2]	CZK	1,580,000	52,434	0.01
Czech (Rep of), 1.750%, 06/23/2032[2]	CZK	14,820,000	502,520	0.08
Czech (Rep of), 2.000%, 10/13/2033[2]	CZK	8,260,000	282,019	0.05
Czech (Rep of), 4.200%, 12/04/2036	CZK	6,350,000	270,184	0.04
New World Resources N.V., 8.000%, 04/07/2020[8,9,10]	EUR	1,938,518	—	—
New World Resources N.V., 4.000%, 10/07/2020[8,9,10]	EUR	669,526	—	—
			5,774,609	0.95

Dominican Republic (Cost $24,424,448)
Dominican (Rep of), 5.500%, 01/27/2025		824,000	843,376	0.14
Dominican (Rep of), 6.875%, 01/29/2026		2,777,000	2,912,897	0.48
Dominican (Rep of), 9.750%, 06/05/2026	DOP	29,950,000	550,851	0.09
Dominican (Rep of), 6.000%, 07/19/2028		860,000	848,806	0.14
Dominican (Rep of), 5.500%, 02/22/2029[3]		483,000	451,364	0.08
Dominican (Rep of), 4.875%, 09/23/2032		3,880,000	3,258,533	0.54
Dominican (Rep of), 5.300%, 01/21/2041		1,323,000	1,043,201	0.17
Dominican (Rep of), 7.450%, 04/30/2044		1,259,000	1,217,021	0.20
Dominican (Rep of), 6.850%, 01/27/2045		2,458,000	2,211,079	0.37
Dominican (Rep of), 6.500%, 02/15/2048		719,000	618,276	0.10
Dominican (Rep of), 6.400%, 06/05/2049		733,000	621,161	0.10
Dominican (Rep of), 5.875%, 01/30/2060		7,689,000	5,827,402	0.96
			20,403,967	3.37

Ecuador (Cost $18,459,535)
Ecuador (Rep of), (Step to 5.500% on 07/31/2022), 5.000%, 07/31/2030[2,3,4]		3,354,459	2,719,465	0.45
Ecuador (Rep of), (Step to 2.500% on 07/31/2022), 1.000%, 07/31/2035[2,3,4]		20,400,360	12,719,828	2.10
Ecuador (Rep of), (Step to 1.500% on 07/31/2022), 0.500%, 07/31/2040[2,3,4]		3,764,828	2,043,442	0.34
			17,482,735	2.89

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $23,979,511)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	10,370,000	$560,688	0.09
Egypt (Rep of), 14.138%, 10/20/2022	EGP	6,343,000	342,527	0.06
Egypt (Rep of), 14.313%, 10/13/2023	EGP	9,116,000	492,908	0.08
Egypt (Rep of), 14.483%, 04/06/2026	EGP	30,954,000	1,654,734	0.27
Egypt (Rep of), 14.563%, 07/06/2026	EGP	25,775,000	1,376,753	0.23
Egypt (Rep of), 6.588%, 02/21/2028		391,000	324,783	0.05
Egypt (Rep of), 7.600%, 03/01/2029		1,195,000	1,014,555	0.17
Egypt (Rep of), 5.875%, 02/16/2031		1,310,000	957,610	0.16
Egypt (Rep of), 7.625%, 05/29/2032		1,044,000	812,495	0.13
Egypt (Rep of), 8.500%, 01/31/2047		3,598,000	2,605,312	0.43
Egypt (Rep of), 7.903%, 02/21/2048		2,574,000	1,758,557	0.29
Egypt (Rep of), 8.700%, 03/01/2049		2,480,000	1,810,400	0.30
Egypt (Rep of), 8.875%, 05/29/2050		4,502,000	3,308,970	0.55
Egypt (Rep of), 8.750%, 09/30/2051[3]		1,457,000	1,066,559	0.17
			18,086,851	2.98

El Salvador (Cost $4,878,768)
El Salvador (Rep of), 8.625%, 02/28/2029		1,366,000	547,384	0.09
El Salvador (Rep of), 8.250%, 04/10/2032		234,000	94,770	0.02
El Salvador (Rep of), 7.650%, 06/15/2035		372,000	142,123	0.02
El Salvador (Rep of), 7.625%, 02/01/2041		1,831,000	688,388	0.11
El Salvador (Rep of), 7.125%, 01/20/2050		1,189,000	433,997	0.07
			1,906,662	0.31

Gabon (Cost $1,242,231)
Gabon (Rep of), 6.625%, 02/06/2031		1,734,000	1,563,825	0.26
			1,563,825	0.26

Ghana (Cost $9,824,170)
Ghana (Rep of), 7.625%, 05/16/2029		743,000	467,265	0.08
Ghana (Rep of), 8.125%, 03/26/2032		1,180,000	721,806	0.12
Ghana (Rep of), 8.625%, 04/07/2034		1,441,000	866,776	0.15
Ghana (Rep of), 7.875%, 02/11/2035		438,000	257,325	0.04
Ghana (Rep of), 8.875%, 05/07/2042		1,469,000	865,740	0.14
Ghana (Rep of), 8.950%, 03/26/2051		1,685,000	968,370	0.16
Ghana (Rep of), 8.750%, 03/11/2061		426,000	244,950	0.04
Tullow Oil PLC, 10.250%, 05/15/2026		2,515,000	2,497,144	0.41
			6,889,376	1.14

Guatemala (Cost $1,950,955)
Guatemala (Rep of), 5.375%, 04/24/2032		442,000	439,467	0.07
Guatemala (Rep of), 4.650%, 10/07/2041[3]		408,000	349,039	0.06
Guatemala (Rep of), 6.125%, 06/01/2050		865,000	825,852	0.14
			1,614,358	0.27

Hungary (Cost $7,161,834)
Hungary (Rep of), 5.750%, 11/22/2023		904,000	932,508	0.15

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Hungary (continued)
Hungary (Rep of), 5.375%, 03/25/2024		1,510,000	$1,556,315	0.26
Hungary (Rep of), 6.750%, 10/22/2028	HUF	216,810,000	593,991	0.10
Hungary (Rep of), 3.000%, 08/21/2030	HUF	443,460,000	931,289	0.15
Hungary (Rep of), 2.125%, 09/22/2031[3]		754,000	603,752	0.10
Hungary (Rep of), 3.000%, 10/27/2038	HUF	248,590,000	437,702	0.07
Hungary (Rep of), 3.125%, 09/21/2051[3]		830,000	572,033	0.10
			5,627,590	0.93

India (Cost $11,595,463)
Export-Import Bank of India, 4.000%, 01/14/2023		1,309,000	1,315,977	0.22
Export-Import Bank of India, 3.375%, 08/05/2026		440,000	422,502	0.07
Export-Import Bank of India, 2.250%, 01/13/2031		989,000	804,774	0.13
Vedanta Resources Finance II PLC, 13.875%, 01/21/2024		1,890,000	1,961,820	0.32
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		3,120,000	2,965,560	0.49
Vedanta Resources Ltd., 6.375%, 07/30/2022		2,985,000	2,979,060	0.49
Vedanta Resources Ltd., 6.125%, 08/09/2024		900,000	754,200	0.13
			11,203,893	1.85

Indonesia (Cost $44,654,429)
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	53,074,000,000	3,856,566	0.64
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	19,857,000,000	1,447,022	0.24
Indonesia (Rep of), 9.000%, 03/15/2029	IDR	11,300,000,000	870,934	0.14
Indonesia (Rep of), 8.250%, 05/15/2029[2]	IDR	23,273,000,000	1,729,145	0.28
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	8,356,000,000	703,081	0.12
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	22,817,000,000	1,572,635	0.26
Indonesia (Rep of), 7.750%, 04/15/2031	IDR	16,825,000,000	1,215,054	0.20
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	20,360,000,000	1,558,466	0.26
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	12,504,000,000	941,125	0.15
Indonesia (Rep of), 7.500%, 06/15/2035	IDR	30,328,000,000	2,128,640	0.35
Indonesia (Rep of), 8.500%, 10/12/2035		724,000	977,418	0.16
Indonesia (Rep of), 8.250%, 05/15/2036[2]	IDR	24,990,000,000	1,863,050	0.31
Indonesia (Rep of), 6.625%, 02/17/2037		861,000	998,906	0.16
Indonesia (Rep of), 7.750%, 01/17/2038		1,311,000	1,674,026	0.28
Indonesia (Rep of), 7.500%, 05/15/2038	IDR	8,539,000,000	599,949	0.10
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	33,642,000,000	2,559,134	0.42
Indonesia (Rep of), 5.250%, 01/17/2042		833,000	845,159	0.14
Indonesia (Rep of), 5.125%, 01/15/2045		2,523,000	2,527,640	0.42
Indonesia (Rep of), 5.950%, 01/08/2046		966,000	1,077,250	0.18
Indonesia (Rep of), 5.250%, 01/08/2047		546,000	560,283	0.09
Indonesia (Rep of), 4.750%, 07/18/2047		950,000	917,011	0.15
Indonesia Asahan Aluminium Persero PT, 5.710%, 11/15/2023		1,191,000	1,228,266	0.20
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		376,000	376,045	0.06
Indonesia Asahan Aluminium Persero PT, 5.450%, 05/15/2030		494,000	495,512	0.08
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		3,108,000	3,247,860	0.54
Pertamina Persero PT, 6.000%, 05/03/2042		529,000	537,163	0.09
Pertamina Persero PT, 6.450%, 05/30/2044		398,000	424,599	0.07

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Pertamina Persero PT, 6.500%, 11/07/2048		767,000	$828,130	0.14
Pertamina Persero PT, 4.175%, 01/21/2050		622,000	515,930	0.08
Perusahaan Penerbit SBSN Indonesia III, 4.325%, 05/28/2025		217,000	223,220	0.04
Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026		1,329,000	1,368,111	0.23
Perusahaan Penerbit SBSN Indonesia III, 3.800%, 06/23/2050		498,000	427,658	0.07
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.250%, 05/15/2047		588,000	530,070	0.09
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		1,281,000	1,287,110	0.21
			42,112,168	6.95

Iraq (Cost $419,217)
Iraq (Rep of), 5.800%, 01/15/2028		438,000	422,784	0.07
			422,784	0.07

Ivory Coast (Cost $5,327,628)
Ivory Coast (Rep of), 5.875%, 10/17/2031	EUR	1,453,000	1,368,031	0.23
Ivory Coast (Rep of), 4.875%, 01/30/2032	EUR	1,310,000	1,158,794	0.19
Ivory Coast (Rep of), 6.875%, 10/17/2040	EUR	1,999,000	1,775,445	0.29
			4,302,270	0.71

Jamaica (Cost $7,643,840)
Digicel Group Holdings Ltd., 7.000%, 05/19/2022[7]		175,950	129,624	0.02
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[7]		4,797,500	4,790,880	0.79
Digicel Group Holdings Ltd., 8.000%, 04/01/2025[7]		1,725,500	1,437,880	0.24
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		720,000	710,654	0.12
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.000%, 12/31/2026		400,000	356,000	0.06
Jamaica (Rep of), 7.875%, 07/28/2045		950,000	1,167,284	0.19
			8,592,322	1.42

Kazakhstan (Cost $9,775,886)
Development Bank of Kazakhstan JSC, 4.125%, 12/10/2022		2,268,000	2,250,726	0.37
Kazakhstan (Rep of), 6.500%, 07/21/2045		1,217,000	1,374,451	0.23
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		1,361,000	1,376,992	0.23
KazMunayGas National Co. JSC, 5.375%, 04/24/2030		1,605,000	1,547,968	0.25
KazMunayGas National Co. JSC, 3.500%, 04/14/2033		491,000	406,302	0.07
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		1,288,000	1,229,410	0.20
			8,185,849	1.35

Lebanon (Cost $15,945,020)
Lebanon (Rep of), 6.375%, 03/09/2020[8,9]		2,445,000	284,231	0.05
Lebanon (Rep of), 5.800%, 04/14/2020[2,8,9]		1,719,000	197,685	0.03
Lebanon (Rep of), 6.150%, 06/19/2020[8,9]		3,498,000	411,015	0.07
Lebanon (Rep of), 8.250%, 04/12/2021[8,9]		4,260,000	505,875	0.08
Lebanon (Rep of), 6.100%, 10/04/2022[8]		5,618,000	664,946	0.11
Lebanon (Rep of), 6.000%, 01/27/2023[8]		1,000	118	—

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Lebanon (continued)
Lebanon (Rep of), 6.600%, 11/27/2026[8]		1,089,000	$129,319	0.02
Lebanon (Rep of), 6.850%, 03/23/2027[8]		2,314,000	264,953	0.04
Lebanon (Rep of), 7.000%, 03/23/2032[8]		2,085,000	244,987	0.04
Lebanon (Rep of), 7.050%, 11/02/2035[8]		244,000	28,377	0.01
Lebanon (Rep of), 7.250%, 03/23/2037[8]		1,367,000	160,623	0.03
			2,892,129	0.48

Malaysia (Cost $24,485,654)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	47,966,000	11,146,544	1.84
Malaysia (Rep of), 4.232%, 06/30/2031	MYR	2,488,000	555,887	0.09
Malaysia (Rep of), 3.582%, 07/15/2032	MYR	2,208,000	472,568	0.08
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	3,842,000	801,180	0.13
Malaysia (Rep of), 4.254%, 05/31/2035	MYR	2,888,000	619,170	0.10
Malaysia (Rep of), 4.893%, 06/08/2038	MYR	1,707,000	388,487	0.06
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	2,004,000	393,922	0.07
Malaysia (Rep of), 4.935%, 09/30/2043	MYR	747,000	170,029	0.03
Malaysia (Rep of), 4.921%, 07/06/2048	MYR	1,743,000	391,148	0.06
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	2,911,000	570,746	0.09
Petronas Capital Ltd., 2.480%, 01/28/2032		1,320,000	1,148,690	0.19
Petronas Capital Ltd., 4.550%, 04/21/2050		2,481,000	2,515,617	0.42
Petronas Capital Ltd., 4.800%, 04/21/2060		918,000	957,646	0.16
Petronas Capital Ltd., 3.404%, 04/28/2061		1,713,000	1,350,491	0.22
			21,482,125	3.54

Mexico (Cost $44,738,537)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032[5]		475,000	425,125	0.07
Comision Federal de Electricidad, 4.875%, 01/15/2024		1,303,000	1,301,384	0.21
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	24,850,000	1,101,454	0.18
Comision Federal de Electricidad, 3.875%, 07/26/2033[3]		936,000	751,434	0.12
Comision Federal de Electricidad, 5.750%, 02/14/2042		1,607,000	1,394,089	0.23
Mexican Bonos, 7.750%, 11/23/2034	MXN	32,200,000	1,411,552	0.23
Mexican Bonos, 10.000%, 11/20/2036	MXN	40,020,000	2,092,085	0.35
Mexican Bonos, 8.500%, 11/18/2038	MXN	40,270,000	1,863,197	0.31
Mexican Bonos, 7.750%, 11/13/2042	MXN	41,840,000	1,773,799	0.29
Mexico (Rep of), 2.659%, 05/24/2031		892,000	747,425	0.12
Mexico (Rep of), 6.050%, 01/11/2040		582,000	598,127	0.10
Mexico (Rep of), 4.750%, 03/08/2044		450,000	393,165	0.07
Mexico (Rep of), 5.550%, 01/21/2045		1,004,000	980,227	0.16
Mexico (Rep of), 3.771%, 05/24/2061		4,394,000	3,075,451	0.51
Mexico (Rep of), 3.750%, 04/19/2071		3,624,000	2,489,688	0.41
Mexico (Rep of), 5.750%, 10/12/2110		1,116,000	1,010,287	0.17
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	44,460,000	2,024,029	0.33
Petroleos Mexicanos, 6.750%, 09/21/2047		4,405,000	3,183,053	0.53
Petroleos Mexicanos, 6.350%, 02/12/2048		1,550,000	1,087,170	0.18
Petroleos Mexicanos, 7.690%, 01/23/2050		5,461,000	4,267,061	0.70

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Petroleos Mexicanos, 6.950%, 01/28/2060		8,676,000	$6,290,100	1.04
			38,259,902	6.31

Mongolia (Cost $2,079,063)
Development Bank of Mongolia LLC, 7.250%, 10/23/2023		470,000	465,313	0.08
Mongolia (Rep of), 5.625%, 05/01/2023		403,000	400,132	0.06
Mongolia (Rep of), 5.125%, 04/07/2026		311,000	290,816	0.05
Mongolia (Rep of), 4.450%, 07/07/2031		567,000	481,806	0.08
Mongolian Mining Corp., 2.120%, 10/01/2022[2,7]		992,986	387,264	0.06
			2,025,331	0.33

Morocco (Cost $2,407,628)
Morocco (Rep of), 4.250%, 12/11/2022		1,415,000	1,420,731	0.23
Morocco (Rep of), 5.500%, 12/11/2042		533,000	467,068	0.08
Morocco (Rep of), 4.000%, 12/15/2050		410,000	283,478	0.05
			2,171,277	0.36

Nigeria (Cost $7,722,237)
Nigeria (Rep of), 6.500%, 11/28/2027		726,000	643,417	0.11
Nigeria (Rep of), 8.375%, 03/24/2029[3]		1,086,000	1,011,783	0.17
Nigeria (Rep of), 7.375%, 09/28/2033[3]		1,379,000	1,103,200	0.18
Nigeria (Rep of), 7.696%, 02/23/2038[2]		1,273,000	956,558	0.16
Nigeria (Rep of), 7.625%, 11/28/2047		1,280,000	908,902	0.15
Nigeria (Rep of), 9.248%, 01/21/2049		680,000	569,432	0.09
Nigeria (Rep of), 8.250%, 09/28/2051[3]		1,247,000	941,485	0.15
			6,134,777	1.01

Oman (Cost $11,512,952)
Oman (Rep of), 4.750%, 06/15/2026		696,000	683,801	0.11
Oman (Rep of), 6.750%, 10/28/2027		964,000	1,020,230	0.17
Oman (Rep of), 6.000%, 08/01/2029		1,062,000	1,073,550	0.18
Oman (Rep of), 6.250%, 01/25/2031		430,000	437,559	0.07
Oman (Rep of), 6.500%, 03/08/2047		5,581,000	5,101,760	0.84
Oman (Rep of), 6.750%, 01/17/2048		1,704,000	1,594,671	0.26
Oman (Rep of), 7.000%, 01/25/2051		1,240,000	1,191,020	0.20
			11,102,591	1.83

Pakistan (Cost $11,626,889)
Pakistan (Rep of), 8.250%, 04/15/2024		2,890,000	2,586,550	0.43
Pakistan (Rep of), 8.250%, 09/30/2025		794,000	672,947	0.11
Pakistan (Rep of), 6.875%, 12/05/2027		1,477,000	1,205,397	0.20
Pakistan (Rep of), 7.375%, 04/08/2031		2,712,000	2,078,856	0.34
Pakistan (Rep of), 8.875%, 04/08/2051		2,005,000	1,438,588	0.24
Pakistan Water & Power Development Authority, 7.500%, 06/04/2031		961,000	617,923	0.10
Third Pakistan International Sukuk (The) Co. Ltd., 5.625%, 12/05/2022		1,136,000	1,096,240	0.18
			9,696,501	1.60

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $7,132,716)
Panama (Rep of), 4.000%, 09/22/2024		470,000	$471,523	0.08
Panama (Rep of), 7.125%, 01/29/2026		309,000	340,395	0.06
Panama (Rep of), 8.875%, 09/30/2027		663,000	802,986	0.13
Panama (Rep of), 9.375%, 04/01/2029		737,000	937,779	0.15
Panama (Rep of), 6.700%, 01/26/2036		1,577,000	1,766,287	0.29
Panama (Rep of), 4.500%, 05/15/2047		660,000	575,335	0.10
Panama (Rep of), 4.300%, 04/29/2053		1,481,000	1,234,102	0.20
			6,128,407	1.01

Paraguay (Cost $1,514,993)
Paraguay (Rep of), 4.700%, 03/27/2027		446,000	443,106	0.07
Paraguay (Rep of), 5.400%, 03/30/2050		890,000	788,888	0.13
			1,231,994	0.20

Peru (Cost $19,221,986)
Peru (Rep of), 7.350%, 07/21/2025		1,653,000	1,808,432	0.30
Peru (Rep of), 6.950%, 08/12/2031	PEN	7,607,000	1,858,529	0.30
Peru (Rep of), 8.750%, 11/21/2033		2,697,000	3,581,827	0.59
Peru (Rep of), 5.400%, 08/12/2034	PEN	7,841,000	1,617,536	0.27
Peru (Rep of), 5.625%, 11/18/2050		1,318,000	1,445,304	0.24
Peru (Rep of), 2.780%, 12/01/2060		1,821,000	1,174,436	0.19
Peru (Rep of), 3.230%, 07/28/2121		735,000	466,408	0.08
Peru LNG S.R.L., 5.375%, 03/22/2030		1,200,000	1,032,000	0.17
Petroleos del Peru S.A., 5.625%, 06/19/2047		3,689,000	2,680,058	0.44
			15,664,530	2.58

Philippines (Cost $10,164,942)
Philippines (Rep of), 3.900%, 11/26/2022	PHP	35,000,000	656,998	0.11
Philippines (Rep of), 10.625%, 03/16/2025		737,000	882,623	0.15
Philippines (Rep of), 9.500%, 02/02/2030		1,530,000	2,061,774	0.34
Philippines (Rep of), 7.750%, 01/14/2031		755,000	941,656	0.15
Philippines (Rep of), 6.375%, 10/23/2034		1,200,000	1,400,512	0.23
Philippines (Rep of), 6.250%, 01/14/2036	PHP	58,000,000	1,144,181	0.19
Philippines (Rep of), 3.950%, 01/20/2040		1,274,000	1,153,495	0.19
Philippines (Rep of), 2.950%, 05/05/2045		791,000	602,419	0.10
			8,843,658	1.46

Poland (Cost $1,285,869)
Poland (Rep of), 2.500%, 07/25/2027	PLN	1,529,000	281,426	0.05
Poland (Rep of), 1.750%, 04/25/2032[2]	PLN	6,237,000	945,908	0.15
			1,227,334	0.20

Qatar (Cost $11,130,295)
Qatar (Rep of), 3.250%, 06/02/2026		2,247,000	2,230,777	0.37
Qatar (Rep of), 4.817%, 03/14/2049		3,232,000	3,470,619	0.57
Qatar (Rep of), 4.400%, 04/16/2050		530,000	536,701	0.09

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Qatar (continued)
Qatar Energy, 3.125%, 07/12/2041		4,109,000	$3,432,001	0.57
			9,670,098	1.60

Romania (Cost $15,090,201)
Romania (Rep of), 4.375%, 08/22/2023		560,000	566,496	0.09
Romania (Rep of), 3.000%, 02/27/2027[3]		558,000	518,254	0.09
Romania (Rep of), 5.800%, 07/26/2027	RON	10,340,000	2,101,514	0.35
Romania (Rep of), 3.624%, 05/26/2030	EUR	704,000	676,809	0.11
Romania (Rep of), 4.150%, 10/24/2030	RON	6,725,000	1,163,785	0.19
Romania (Rep of), 3.000%, 02/14/2031		400,000	340,777	0.06
Romania (Rep of), 3.625%, 03/27/2032[3]		1,236,000	1,063,837	0.18
Romania (Rep of), 6.125%, 01/22/2044		340,000	350,290	0.06
Romania (Rep of), 3.375%, 01/28/2050	EUR	2,940,000	2,093,548	0.34
Romania (Rep of), 4.000%, 02/14/2051		3,148,000	2,389,332	0.39
			11,264,642	1.86

Russian Federation (Cost $16,016,282)
Russian Federal Bond - OFZ, 7.400%, 07/17/2024[11]	RUB	129,794,000	90,956	0.02
Russian Federal Bond - OFZ, 7.150%, 11/12/2025[11]	RUB	86,768,000	60,804	0.01
Russian Federal Bond - OFZ, 7.750%, 09/16/2026[11]	RUB	12,867,000	9,017	—
Russian Federal Bond - OFZ, 7.950%, 10/07/2026[11]	RUB	68,998,000	48,352	0.01
Russian Federal Bond - OFZ, 7.050%, 01/19/2028[11]	RUB	143,751,000	100,736	0.02
Russian Federal Bond - OFZ, 6.900%, 05/23/2029[11]	RUB	333,575,000	233,760	0.04
Russian Federal Bond - OFZ, 8.500%, 09/17/2031[11]	RUB	297,570,000	208,528	0.03
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[11]	RUB	16,390,000	11,486	—
Russian Federal Bond - OFZ, 7.700%, 03/16/2039[11]	RUB	12,450,000	8,725	—
			772,364	0.13

Saudi Arabia (Cost $13,523,395)
Saudi (Rep of), 4.375%, 04/16/2029		840,000	873,146	0.14
Saudi (Rep of), 4.625%, 10/04/2047		626,000	611,005	0.10
Saudi (Rep of), 5.000%, 04/17/2049		2,303,000	2,390,284	0.40
Saudi (Rep of), 5.250%, 01/16/2050		2,071,000	2,242,296	0.37
Saudi (Rep of), 3.750%, 01/21/2055		1,857,000	1,620,630	0.27
Saudi (Rep of), 4.500%, 04/22/2060		1,328,000	1,312,608	0.22
Saudi (Rep of), 3.450%, 02/02/2061		3,049,000	2,442,725	0.40
			11,492,694	1.90

South Africa (Cost $26,071,330)
Eskom Holdings SOC Ltd., 7.125%, 02/11/2025		419,000	399,642	0.07
South Africa (Rep of), 5.875%, 05/30/2022		612,000	613,151	0.10
South Africa (Rep of), 4.300%, 10/12/2028		2,504,000	2,281,795	0.38
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	64,736,360	3,668,769	0.60
South Africa (Rep of), 5.875%, 06/22/2030		557,000	546,450	0.09
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	88,210,939	4,862,284	0.80
South Africa (Rep of), 5.875%, 04/20/2032		1,198,000	1,139,058	0.19
South Africa (Rep of), 8.875%, 02/28/2035[2]	ZAR	35,859,000	1,977,723	0.33

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	50,423,230	$2,636,025	0.43
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	25,913,520	1,387,032	0.23
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	3,000	155	—
South Africa (Rep of), 5.000%, 10/12/2046		467,000	353,285	0.06
South Africa (Rep of), 5.650%, 09/27/2047		1,788,000	1,416,990	0.23
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	7,000	359	—
South Africa (Rep of), 5.750%, 09/30/2049		2,048,000	1,623,450	0.27
			22,906,168	3.78

Sri Lanka (Cost $2,806,638)
Sri Lanka (Rep of), 6.750%, 04/18/2028		710,000	299,329	0.05
Sri Lanka (Rep of), 7.850%, 03/14/2029		1,248,000	525,782	0.09
Sri Lanka (Rep of), 7.550%, 03/28/2030		1,358,000	571,270	0.09
			1,396,381	0.23

Thailand (Cost $5,314,549)
Thailand (Rep of), 2.875%, 12/17/2028	THB	13,362,000	397,807	0.07
Thailand (Rep of), 1.585%, 12/17/2035	THB	44,395,000	1,054,496	0.17
Thailand (Rep of), 3.400%, 06/17/2036	THB	17,483,000	513,139	0.08
Thailand (Rep of), 3.300%, 06/17/2038	THB	27,502,000	774,922	0.13
Thailand (Rep of), 2.000%, 06/17/2042	THB	44,923,000	964,008	0.16
Thailand (Rep of), 2.875%, 06/17/2046	THB	4,854,000	116,563	0.02
Thailand (Rep of), 3.600%, 06/17/2067	THB	18,378,000	456,095	0.08
			4,277,030	0.71

Turkey (Cost $12,942,445)
Turkey (Rep of), 3.250%, 03/23/2023		890,000	878,839	0.14
Turkey (Rep of), 7.250%, 12/23/2023		486,000	493,290	0.08
Turkey (Rep of), 5.750%, 03/22/2024		1,130,000	1,107,151	0.18
Turkey (Rep of), 6.350%, 08/10/2024		365,000	356,999	0.06
Turkey (Rep of), 5.600%, 11/14/2024		428,000	410,117	0.07
Turkey (Rep of), 4.250%, 03/13/2025		488,000	448,901	0.07
Turkey (Rep of), 10.600%, 02/11/2026	TRY	6,075,000	307,264	0.05
Turkey (Rep of), 6.000%, 03/25/2027		842,000	765,929	0.13
Turkey (Rep of), 10.500%, 08/11/2027	TRY	5,956,000	280,787	0.04
Turkey (Rep of), 6.125%, 10/24/2028		536,000	477,990	0.08
Turkey (Rep of), 11.700%, 11/13/2030	TRY	9,460,000	424,317	0.07
Turkey (Rep of), 6.875%, 03/17/2036		471,000	404,448	0.07
Turkey (Rep of), 6.000%, 01/14/2041		465,000	351,261	0.06
Turkey (Rep of), 4.875%, 04/16/2043		2,205,000	1,493,341	0.25
Turkey (Rep of), 5.750%, 05/11/2047		2,473,000	1,762,804	0.29
			9,963,438	1.64

Ukraine (Cost $18,681,924)
Ukraine (Rep of), 17.000%, 05/11/2022[11]	UAH	8,814,000	92,772	0.02
Ukraine (Rep of), 11.150%, 08/26/2022[11]	UAH	13,746,000	130,437	0.02
Ukraine (Rep of), 15.970%, 04/19/2023[11]	UAH	14,921,000	141,586	0.02

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Ukraine (continued)
Ukraine (Rep of), 7.750%, 09/01/2023		1,582,000	$637,742	0.11
Ukraine (Rep of), 10.950%, 11/01/2023[11]	UAH	57,267,000	543,409	0.09
Ukraine (Rep of), 8.994%, 02/01/2024		899,000	321,249	0.05
Ukraine (Rep of), 7.750%, 09/01/2024		690,000	233,593	0.04
Ukraine (Rep of), 15.840%, 02/26/2025[11]	UAH	40,079,000	380,312	0.06
Ukraine (Rep of), 7.750%, 09/01/2025		910,000	300,300	0.05
Ukraine (Rep of), 7.750%, 09/01/2026		1,336,000	443,215	0.07
Ukraine (Rep of), 9.750%, 11/01/2028		1,255,000	414,150	0.07
Ukraine (Rep of), 6.876%, 05/21/2029		1,668,000	517,080	0.09
Ukraine (Rep of), 7.375%, 09/25/2032		3,064,000	965,160	0.16
Ukraine (Rep of), 7.253%, 03/15/2033		3,660,000	1,152,900	0.19
			6,273,905	1.04

United Arab Emirates (Cost $6,287,270)
Abu Dhabi (Gov’t of), 3.125%, 09/30/2049		1,846,000	1,524,080	0.25
Abu Dhabi (Gov’t of), 3.875%, 04/16/2050		2,081,000	1,967,752	0.33
DP World Crescent Ltd., 3.875%, 07/18/2029		841,000	810,154	0.13
DP World Crescent Ltd., 3.750%, 01/30/2030		894,000	855,346	0.14
			5,157,332	0.85

Uruguay (Cost $14,681,734)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	46,011,000	1,051,954	0.17
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	8,870,757	592,541	0.10
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	105,489,184	2,304,589	0.38
Uruguay (Rep of), 7.875%, 01/15/2033		1,567,380	2,021,277	0.33
Uruguay (Rep of), 7.625%, 03/21/2036		1,103,660	1,441,857	0.24
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	38,736,000	1,219,718	0.20
Uruguay (Rep of), 4.125%, 11/20/2045		950,665	913,579	0.15
Uruguay (Rep of), 5.100%, 06/18/2050		1,144,264	1,191,980	0.20
Uruguay (Rep of), 4.975%, 04/20/2055		2,483,300	2,539,522	0.42
			13,277,017	2.19

Venezuela (Cost $49,980,026)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[8,9]		28,100,000	4,496,000	0.74
Petroleos de Venezuela S.A., 9.000%, 11/17/2021[8,9]		3,789,076	265,235	0.04
Petroleos de Venezuela S.A., 12.750%, 02/17/2022[8,9]		1,695,000	118,650	0.02
Petroleos de Venezuela S.A., 5.375%, 04/12/2027[8]		1,590,000	102,555	0.02
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[8]		5,253,147	348,021	0.06
Venezuela (Rep of), 7.750%, 10/13/2019[8,9]		1,638,000	131,859	0.02
Venezuela (Rep of), 12.750%, 08/23/2022[8]		3,246,000	261,303	0.04
Venezuela (Rep of), 9.000%, 05/07/2023[8]		1,407,000	113,264	0.02
Venezuela (Rep of), 8.250%, 10/13/2024[8]		3,213,200	258,663	0.04
Venezuela (Rep of), 11.750%, 10/21/2026[8]		12,976,000	1,044,568	0.17
Venezuela (Rep of), 9.250%, 09/15/2027[8]		3,647,000	293,583	0.05
Venezuela (Rep of), 9.250%, 05/07/2028[8]		2,317,000	186,519	0.03

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Venezuela (continued)
Venezuela (Rep of), 11.950%, 08/05/2031[8]		21,478,800	$1,729,043	0.29
			9,349,263	1.54

Vietnam (Cost $1,477,274)
Vietnam (Rep of), 4.800%, 11/19/2024		1,441,000	1,475,224	0.24
			1,475,224	0.24

Zambia (Cost $1,465,260)
Zambia (Rep of), 8.970%, 07/30/2027		1,987,000	1,474,255	0.24
			1,474,255	0.24

Total Debt Securities (Cost $782,971,641)			548,911,405	90.58

Total Investments (Total Cost $782,971,641)			548,911,405	90.58

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			57,101,920	9.42

Net Assets			$606,013,325	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Step coupon bond. Rate as of April 30, 2022 is disclosed.
[5]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[6]	Zero coupon bond.
[7]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[8]	Issuer has defaulted on terms of debt obligation.
[9]	Maturity has been extended under the terms of a plan of reorganization.
[10]	Security has been deemed worthless and is a Level 3 investment.
[11]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2022	JP Morgan	United States Dollar	960,000	Brazilian Real	4,656,749	$ 19,034

05/03/2022	Merrill Lynch	United States Dollar	11,259,298	Brazilian Real	54,467,982	253,220

05/09/2022	Citibank	Egyptian Pound	11,386,211	United States Dollar	602,445	9,591

05/09/2022	Citibank	United States Dollar	615,162	Egyptian Pound	11,386,211	3,126

05/09/2022	HSBC Bank	United States Dollar	709,864	Egyptian Pound	11,386,211	97,828

05/09/2022	HSBC Bank	United States Dollar	1,790,967	Indonesian Rupiah	25,815,000,000	13,656

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/10/2022	Barclays	United States Dollar	1,392,381	Chinese Offshore Yuan	8,880,483	$ 56,791

05/10/2022	BNP Paribas	United States Dollar	2,581,000	Chinese Offshore Yuan	16,386,769	116,494

05/10/2022	Citibank	United States Dollar	2,015,000	Chinese Offshore Yuan	12,905,313	74,091

05/10/2022	Deutsche Bank	United States Dollar	5,450,000	Chinese Offshore Yuan	35,263,930	146,442

05/10/2022	HSBC Bank	United States Dollar	6,270,131	Chinese Offshore Yuan	39,821,041	281,202

05/10/2022	Standard Chartered	United States Dollar	4,104,370	Chinese Offshore Yuan	27,015,584	41,332

05/10/2022	State Street	United States Dollar	4,803,890	Chinese Offshore Yuan	30,749,532	179,280

05/10/2022	Barclays	United States Dollar	3,226,665	Indonesian Rupiah	46,578,078,028	20,509

05/10/2022	HSBC Bank	United States Dollar	1,058,353	Indonesian Rupiah	15,362,000,000	926

05/10/2022	Barclays	United States Dollar	2,423,157	South African Rand	37,545,129	48,578

05/12/2022	BNP Paribas	Egyptian Pound	12,227,714	United States Dollar	653,242	2,677

05/12/2022	Barclays	Turkish Lira	89,872,028	United States Dollar	5,947,890	48,594

05/12/2022	HSBC Bank	United States Dollar	1,763,000	Egyptian Pound	28,406,338	239,227

05/12/2022	Barclays	United States Dollar	7,008,073	Turkish Lira	104,350,213	45,569

05/18/2022	Standard Chartered	Euro	1,000,000	United States Dollar	1,048,982	6,794

05/18/2022	Morgan Stanley	United States Dollar	10,880,150	Euro	9,982,897	340,444

05/31/2022	Morgan Stanley	South African Rand	31,210,464	United States Dollar	1,958,509	10,528

05/31/2022	Merrill Lynch	Thai Baht	38,138,241	United States Dollar	1,113,233	726

05/31/2022	Morgan Stanley	Thai Baht	52,677,850	United States Dollar	1,537,182	1,456

05/31/2022	Barclays	United States Dollar	1,243,420	Czech Koruna	28,116,412	42,608

05/31/2022	Citibank	United States Dollar	2,173,160	Czech Koruna	50,332,553	23,529

05/31/2022	HSBC Bank	United States Dollar	1,584,245	Czech Koruna	35,619,151	63,002

05/31/2022	HSBC Bank	United States Dollar	1,102,136	Egyptian Pound	17,786,829	160,166

05/31/2022	Barclays	United States Dollar	645,370	Hungarian Forint	228,136,036	11,850

05/31/2022	BNP Paribas	United States Dollar	1,149,650	Hungarian Forint	396,735,938	47,939

05/31/2022	Morgan Stanley	United States Dollar	252,000	Hungarian Forint	90,690,214	159

05/31/2022	HSBC Bank	United States Dollar	193,000	Israeli Shekel	639,028	1,280

05/31/2022	Morgan Stanley	United States Dollar	341,437	Israeli Shekel	1,094,369	13,106

05/31/2022	Citibank	United States Dollar	1,436,910	Polish Zloty	6,202,639	43,404

05/31/2022	Deutsche Bank	United States Dollar	1,175,000	Polish Zloty	5,146,433	18,785

05/31/2022	Merrill Lynch	United States Dollar	996,928	Polish Zloty	4,290,869	32,927

05/31/2022	Deutsche Bank	United States Dollar	577,930	Romanian Leu	2,687,614	7,451

05/31/2022	Merrill Lynch	United States Dollar	1,382,990	Romanian Leu	6,356,702	33,702

05/31/2022	Deutsche Bank	United States Dollar	359,974	South African Rand	5,300,540	25,568

05/31/2022	Morgan Stanley	United States Dollar	1,087,210	South African Rand	17,200,812	2,028

05/31/2022	Standard Chartered	United States Dollar	2,111,880	South African Rand	33,056,151	26,400

05/31/2022	JP Morgan	United States Dollar	759,010	Taiwan Dollar	22,264,040	988

05/31/2022	UBS	United States Dollar	269,630	Taiwan Dollar	7,917,363	68

05/31/2022	JP Morgan	United States Dollar	3,844,500	Thai Baht	130,875,622	21,826

05/31/2022	HSBC Bank	United States Dollar	507,840	Turkish Lira	7,695,074	1,997

05/31/2022	Merrill Lynch	United States Dollar	783,200	Turkish Lira	11,888,746	1,682

06/02/2022	Barclays	Brazilian Real	9,421,081	United States Dollar	1,855,000	29,829

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/02/2022	Banco Santander	United States Dollar	3,393,040	Brazilian Real	16,196,269	$ 152,732

06/02/2022	JP Morgan	United States Dollar	9,480,367	Brazilian Real	44,896,647	498,116

06/10/2022	Barclays	Turkish Lira	1,500,000	United States Dollar	92,593	5,288

06/10/2022	Deutsche Bank	United States Dollar	647,565	Indonesian Rupiah	9,364,275,233	6,477

06/30/2022	Barclays	United States Dollar	345,293	Romanian Leu	1,567,044	14,136

07/12/2022	Citibank	United States Dollar	855,000	Indian Rupee	65,979,666	88

07/12/2022	JP Morgan	United States Dollar	726,984	Indonesian Rupiah	10,466,392,855	12,716

07/12/2022	Barclays	United States Dollar	2,203,250	Korean Won	2,748,598,440	25,986

07/27/2022	JP Morgan	United States Dollar	803,040	Peruvian Nuevo Sol	3,049,303	16,495

07/29/2022	Citibank	Mexican Peso	10,774,795	United States Dollar	514,321	4,412

07/29/2022	HSBC Bank	Philippine Peso	99,830,656	United States Dollar	1,884,593	1,674

07/29/2022	BNP Paribas	United States Dollar	1,276,990	Chilean Peso	1,082,262,816	30,517

07/29/2022	Merrill Lynch	United States Dollar	726,190	Chilean Peso	627,079,589	3,964

07/29/2022	Credit Suisse	United States Dollar	9,948,058	Colombian Peso	37,966,762,101	500,887

07/29/2022	Morgan Stanley	United States Dollar	845,930	Colombian Peso	3,264,426,951	33,651

07/29/2022	HSBC Bank	United States Dollar	1,506,000	Indonesian Rupiah	21,873,098,820	15,550

07/29/2022	Merrill Lynch	United States Dollar	667,000	Indonesian Rupiah	9,758,877,000	2,023

07/29/2022	HSBC Bank	United States Dollar	850,160	Malaysian Ringgit	3,694,540	2,254

07/29/2022	Citibank	United States Dollar	1,350,370	Mexican Peso	27,973,268	3,650

07/29/2022	State Street	United States Dollar	2,908,970	Mexican Peso	60,048,043	18,070

07/29/2022	Barclays	United States Dollar	325,550	Philippine Peso	17,164,949	1,224

07/29/2022	UBS	United States Dollar	227,000	Philippine Peso	11,994,680	365

07/29/2022	Standard Chartered	United States Dollar	927,750	Singapore Dollar	1,278,704	2,932

07/29/2022	State Street	United States Dollar	1,788,140	Singapore Dollar	2,455,494	12,214

08/10/2022	JP Morgan	Chinese Offshore Yuan	163,946,865	United States Dollar	24,470,777	65,922

08/10/2022	Morgan Stanley	United States Dollar	861,000	Chinese Offshore Yuan	5,729,743	3,472

08/10/2022	Barclays	United States Dollar	1,590,673	Indonesian Rupiah	23,289,039,014	5,341

Subtotal Appreciation						4,108,565

05/03/2022	Banco Santander	Brazilian Real	7,000,000	United States Dollar	1,478,603	(64,147)

05/03/2022	BNP Paribas	Brazilian Real	3,283,036	United States Dollar	699,520	(36,133)

05/03/2022	JP Morgan	Brazilian Real	44,896,647	United States Dollar	9,570,805	(498,759)

05/03/2022	Morgan Stanley	Brazilian Real	3,945,048	United States Dollar	815,000	(17,843)

05/06/2022	HSBC Bank	United States Dollar	245,532	Chinese Yuan Renminbi	1,619,900	(344)

05/09/2022	HSBC Bank	Egyptian Pound	11,386,211	United States Dollar	615,162	(3,126)

05/10/2022	Deutsche Bank	Chinese Offshore Yuan	4,648,460	United States Dollar	726,642	(27,532)

05/10/2022	HSBC Bank	Chinese Offshore Yuan	2,039,302	United States Dollar	313,917	(7,214)

05/10/2022	Merrill Lynch	Chinese Offshore Yuan	2,130,190	United States Dollar	333,166	(12,794)

05/10/2022	Morgan Stanley	Chinese Offshore Yuan	319,387,240	United States Dollar	49,940,932	(1,906,336)

05/10/2022	Standard Chartered	Chinese Offshore Yuan	6,764,326	United States Dollar	1,060,000	(42,672)

05/10/2022	Barclays	Indonesian Rupiah	46,578,078,028	United States Dollar	3,214,943	(8,787)

05/10/2022	JP Morgan	United States Dollar	24,595,596	Chinese Offshore Yuan	163,946,865	(61,373)

05/12/2022	JP Morgan	Egyptian Pound	16,178,624	United States Dollar	1,009,272	(141,417)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/12/2022	JP Morgan	Turkish Lira	14,478,185	United States Dollar	973,585	$ (7,565)

05/18/2022	Deutsche Bank	Euro	666,573	United States Dollar	719,609	(15,857)

05/18/2022	Standard Chartered	Euro	545,000	United States Dollar	589,062	(13,664)

05/18/2022	UBS	Euro	535,245	United States Dollar	571,944	(6,845)

05/31/2022	Morgan Stanley	Czech Koruna	32,327,671	United States Dollar	1,405,882	(25,214)

05/31/2022	UBS	Czech Koruna	126,092,846	United States Dollar	5,829,400	(444,156)

05/31/2022	Barclays	Hungarian Forint	1,086,307,177	United States Dollar	3,467,971	(451,362)

05/31/2022	BNP Paribas	Hungarian Forint	272,725,613	United States Dollar	759,554	(2,211)

05/31/2022	Merrill Lynch	Hungarian Forint	195,608,250	United States Dollar	553,530	(10,337)

05/31/2022	Deutsche Bank	Polish Zloty	53,035,959	United States Dollar	13,277,818	(1,362,581)

05/31/2022	Merrill Lynch	Polish Zloty	2,201,736	United States Dollar	511,426	(16,777)

05/31/2022	HSBC Bank	Romanian Leu	26,375,570	United States Dollar	5,978,144	(379,606)

05/31/2022	Merrill Lynch	Romanian Leu	6,866,911	United States Dollar	1,492,592	(35,007)

05/31/2022	BNP Paribas	South African Rand	21,314,422	United States Dollar	1,362,023	(17,317)

05/31/2022	JP Morgan	South African Rand	45,747,691	United States Dollar	3,032,862	(146,685)

05/31/2022	Morgan Stanley	South African Rand	20,361,024	United States Dollar	1,288,367	(3,811)

05/31/2022	Standard Chartered	South African Rand	46,836,721	United States Dollar	3,058,185	(103,303)

05/31/2022	Morgan Stanley	Taiwan Dollar	141,235,921	United States Dollar	4,841,157	(32,511)

05/31/2022	Deutsche Bank	Thai Baht	104,450,000	United States Dollar	3,121,498	(70,675)

05/31/2022	HSBC Bank	Thai Baht	1,930,336	United States Dollar	59,797	(3,415)

05/31/2022	JP Morgan	Thai Baht	17,916,000	United States Dollar	555,518	(32,219)

05/31/2022	Merrill Lynch	Thai Baht	79,766,374	United States Dollar	2,381,939	(52,087)

05/31/2022	BNP Paribas	United States Dollar	645,995	Egyptian Pound	12,227,714	(1,571)

05/31/2022	Citibank	United States Dollar	589,196	Egyptian Pound	11,386,211	(13,805)

05/31/2022	Deutsche Bank	United States Dollar	495,960	Egyptian Pound	9,471,596	(5,645)

05/31/2022	Morgan Stanley	United States Dollar	675,000	Polish Zloty	3,020,317	(3,555)

05/31/2022	Deutsche Bank	United States Dollar	434,000	Romanian Leu	2,053,782	(1,940)

05/31/2022	Citibank	United States Dollar	1,492,000	South African Rand	23,756,836	(6,795)

05/31/2022	Barclays	United States Dollar	291,000	Taiwan Dollar	8,578,098	(1,058)

05/31/2022	Morgan Stanley	United States Dollar	1,996,000	Thai Baht	68,837,848	(14,647)

05/31/2022	Standard Chartered	United States Dollar	1,498,680	Thai Baht	51,517,125	(6,055)

06/02/2022	JP Morgan	Brazilian Real	20,260,000	United States Dollar	4,069,908	(16,589)

06/02/2022	Banco Santander	United States Dollar	1,647,000	Brazilian Real	8,317,268	(16,995)

06/02/2022	Barclays	United States Dollar	2,297,520	Brazilian Real	11,575,871	(18,408)

06/10/2022	Barclays	Turkish Lira	104,350,213	United States Dollar	6,848,070	(38,811)

06/10/2022	Barclays	United States Dollar	1,368,937	Turkish Lira	21,369,239	(25,490)

06/15/2022	Morgan Stanley	Thai Baht	228,856,374	United States Dollar	6,922,022	(235,039)

06/15/2022	UBS	Thai Baht	154,309,400	United States Dollar	4,613,481	(104,696)

06/30/2022	HSBC Bank	Czech Koruna	212,557,067	United States Dollar	9,359,212	(314,196)

06/30/2022	JP Morgan	Hungarian Forint	1,603,895,242	United States Dollar	4,697,719	(262,591)

06/30/2022	Merrill Lynch	Israeli Shekel	9,146,990	United States Dollar	2,845,095	(96,546)

06/30/2022	BNP Paribas	Polish Zloty	30,970,616	United States Dollar	7,153,261	(222,534)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
06/30/2022	Morgan Stanley	South African Rand	40,514,038	United States Dollar	2,747,166	$ (199,190)
06/30/2022	Deutsche Bank	Thai Baht	48,838,000	United States Dollar	1,432,620	(5,084)
06/30/2022	HSBC Bank	Thai Baht	47,186,000	United States Dollar	1,390,318	(11,070)
06/30/2022	Merrill Lynch	Thai Baht	97,172,000	United States Dollar	2,861,366	(21,026)
07/12/2022	HSBC Bank	Indian Rupee	1,301,070,035	United States Dollar	16,882,762	(24,537)
07/12/2022	Barclays	Korean Won	1,028,168,400	United States Dollar	840,000	(25,551)
07/12/2022	JP Morgan	Korean Won	23,579,962,867	United States Dollar	19,474,697	(796,159)
07/12/2022	Barclays	United States Dollar	1,019,090	Indian Rupee	78,848,012	(2,559)
07/12/2022	BNP Paribas	United States Dollar	1,845,190	Indian Rupee	142,564,915	(2,052)
07/12/2022	Barclays	United States Dollar	1,128,600	Korean Won	1,425,918,384	(921)
07/12/2022	UBS	United States Dollar	1,007,000	Korean Won	1,280,225,685	(7,113)
07/27/2022	Standard Chartered	Peruvian Nuevo Sol	8,206,170	United States Dollar	2,193,108	(76,387)
07/27/2022	ANZ Banking	Thai Baht	78,986,000	United States Dollar	2,337,210	(26,441)
07/27/2022	Citibank	Thai Baht	77,825,000	United States Dollar	2,302,515	(25,712)
07/27/2022	HSBC Bank	Thai Baht	48,111,000	United States Dollar	1,419,153	(11,646)
07/27/2022	JP Morgan	Thai Baht	53,695,000	United States Dollar	1,583,223	(12,353)
07/29/2022	BNP Paribas	Chilean Peso	540,205,125	United States Dollar	625,000	(2,830)
07/29/2022	Deutsche Bank	Chilean Peso	9,169,074,499	United States Dollar	11,054,936	(494,649)
07/29/2022	Deutsche Bank	Indonesian Rupiah	21,322,503,587	United States Dollar	1,479,497	(26,565)
07/29/2022	HSBC Bank	Malaysian Ringgit	3,693,464	United States Dollar	848,000	(341)
07/29/2022	Standard Chartered	Malaysian Ringgit	16,799,760	United States Dollar	3,918,403	(62,815)
07/29/2022	Banco Santander	Mexican Peso	516,092,507	United States Dollar	25,275,854	(429,551)
07/29/2022	BNP Paribas	Mexican Peso	19,173,205	United States Dollar	933,589	(10,531)
07/29/2022	UBS	Mexican Peso	12,515,861	United States Dollar	605,355	(2,802)
07/29/2022	HSBC Bank	Singapore Dollar	21,138,382	United States Dollar	15,496,234	(207,979)
07/29/2022	Merrill Lynch	United States Dollar	569,000	Chilean Peso	495,320,190	(1,475)
07/29/2022	BNP Paribas	United States Dollar	262,000	Colombian Peso	1,057,036,223	(1,020)
07/29/2022	HSBC Bank	United States Dollar	221,610	Malaysian Ringgit	966,308	(160)
07/29/2022	Morgan Stanley	United States Dollar	2,785,000	Mexican Peso	57,972,251	(5,965)
07/29/2022	BNP Paribas	United States Dollar	738,000	Singapore Dollar	1,022,827	(1,756)

Subtotal Depreciation						(9,964,888)

Total						$(5,856,323)

At April 30, 2022, the Ashmore Emerging Markets Total Return Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

Brazil CETIP Interbank Deposit Rate (Pay at Maturity)	10.950% (Receive at Maturity)	BRL	83,521,119	1/2/2025	$(323,070)	$(9,284)	BNP Paribas

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.580% (Receive Quarterly)	CNY	39,814,000	3/18/2025	$ 44,839	$4,451	JP Morgan

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.325% (Receive Quarterly)	CNY	93,220,000	9/16/2025	(21,617)	11,498	Merrill Lynch

CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.535% (Receive Quarterly)	CNY	19,040,000	9/16/2025	15,433	2,441	Merrill Lynch

					$(284,415)	$9,106

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$105,729,944	$ —	$105,729,944
Corporate Convertible Bonds	—	425,125	—	425,125
Financial Certificates	—	4,780,729	—	4,780,729
Government Agencies	—	36,398,450	—	36,398,450
Government Bonds	—	395,047,191	2,060,880	397,108,071
Index Linked Government Bonds	—	4,469,086	—	4,469,086

Total Debt Securities	—	546,850,525	2,060,880	548,911,405

Total Investments	$—	$546,850,525	$2,060,880	$548,911,405

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 4,108,565	$—	$ 4,108,565
Centrally Cleared Swap Contracts†	—	60,272	—	60,272
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(9,964,888)	—	(9,964,888)
Centrally Cleared Swap Contracts†	—	(344,687)	—	(344,687)

Total Other Financial Instruments	$—	$(6,140,738)	$—	$(6,140,738)

† Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022

Investments, at value

Bank Loans

Brazil	$7,950,000	$ —	$ —	$(8,035,775)	$1,576,400	$(1,490,625)	$ —	$—	$ —	$ —

Government Bonds

Russian

Federation	—	—	—	—	—	—	772,364	—	772,364	(13,661,336)

Ukraine	—	3,038	3,125,785	—	—	(2,313,391)	473,084	—	1,288,516	(3,811,479)

Total	$7,950,000	$3,038	$3,125,785	$(8,035,775)	$1,576,400	$(3,804,016)	$1,245,448	$—	$2,060,880	$(17,472,815)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input
Government Bonds	$772,364	Last observable vendor price	Last observable vendor price
Treasury Note	1,288,516	Fair Value	FX Discount
Total	$2,060,880

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$—	$60,272	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	4,108,565	—

	$4,108,565	$60,272

Liabilities:
Unrealized Depreciation on Centrally Cleared Swap Contracts	$—	$(344,687	)†
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(9,964,888)	—

	$(9,964,888)	$(344,687)

†	Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(16,281,809)	$—
Net Realized Loss on Interest Rate Swap Contracts	—	(88,094)

	$(16,281,809)	$(88,094)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(7,710,208)	$—
Net Change in Unrealized Appreciation on Interest Rate Swap Contracts	—	245,713

	$(7,710,208)	$245,713

*See note 10 in the Notes to the Financial Statements for the additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,333,557)
Brazil Letras do Tesouro Nacional, 0.000%, 07/01/2023[2]	BRL	2,420,000	$424,163	6.90
Brazil Letras do Tesouro Nacional, 0.000%, 01/01/2024[2]	BRL	1,900,000	314,994	5.12
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2025	BRL	1,176,000	225,834	3.67
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	BRL	549,000	103,006	1.68
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2029	BRL	420,000	76,784	1.25
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2031	BRL	420,000	75,122	1.22
			1,219,903	19.84

Chile (Cost $83,624)
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 10/01/2028[3]	CLP	60,000,000	64,147	1.04
			64,147	1.04

China (Cost $305,715)
China (Rep of), 1.990%, 04/09/2025	CNY	360,000	53,920	0.88
China (Rep of), 2.850%, 06/04/2027	CNY	710,000	108,613	1.77
China (Rep of), 2.680%, 05/21/2030	CNY	410,000	61,256	0.99
China (Rep of), 3.720%, 04/12/2051	CNY	620,000	100,002	1.63
			323,791	5.27

Colombia (Cost $328,356)
Colombian TES, 6.250%, 11/26/2025	COP	132,200,000	30,029	0.49
Colombian TES, 7.500%, 08/26/2026	COP	30,000,000	6,977	0.11
Colombian TES, 3.300%, 03/17/2027	COP	493,000	37,431	0.61
Colombian TES, 5.750%, 11/03/2027	COP	65,500,000	13,620	0.22
Colombian TES, 6.000%, 04/28/2028	COP	151,700,000	31,428	0.51
Colombian TES, 7.750%, 09/18/2030	COP	142,400,000	31,119	0.51
Colombian TES, 7.000%, 03/26/2031	COP	132,400,000	27,101	0.44
Colombian TES, 7.000%, 06/30/2032	COP	143,600,000	28,863	0.47
Colombian TES, 7.250%, 10/18/2034	COP	30,500,000	6,031	0.10
Colombian TES, 6.250%, 07/09/2036	COP	187,000,000	32,890	0.54
Colombian TES, 7.250%, 10/26/2050	COP	32,600,000	5,785	0.09
			251,274	4.09

Czech Republic (Cost $245,073)
Czech (Rep of), 2.500%, 08/25/2028	CZK	1,130,000	43,205	0.70
Czech (Rep of), 2.750%, 07/23/2029	CZK	1,410,000	54,260	0.88
Czech (Rep of), 0.050%, 11/29/2029	CZK	390,000	11,979	0.19
Czech (Rep of), 0.950%, 05/15/2030	CZK	30,000	995	0.02
Czech (Rep of), 1.750%, 06/23/2032	CZK	810,000	27,466	0.45
Czech (Rep of), 2.000%, 10/13/2033	CZK	1,800,000	61,457	1.00
			199,362	3.24

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Egypt (Cost $78,248)
Egypt (Rep of), 14.051%, 07/21/2022	EGP	154,000	$8,326	0.14
Egypt (Rep of), 14.138%, 10/20/2022	EGP	94,000	5,076	0.08
Egypt (Rep of), 14.313%, 10/13/2023	EGP	136,000	7,354	0.12
Egypt (Rep of), 14.483%, 04/06/2026	EGP	533,000	28,493	0.46
Egypt (Rep of), 14.563%, 07/06/2026	EGP	309,000	16,505	0.27
			65,754	1.07

Hungary (Cost $246,892)
Hungary (Rep of), 3.000%, 06/26/2024	HUF	19,190,000	49,406	0.81
Hungary (Rep of), 5.500%, 06/24/2025	HUF	27,650,000	73,867	1.20
Hungary (Rep of), 3.000%, 10/27/2027	HUF	8,090,000	18,505	0.30
Hungary (Rep of), 6.750%, 10/22/2028	HUF	1,470,000	4,027	0.07
Hungary (Rep of), 3.000%, 08/21/2030	HUF	10,260,000	21,547	0.35
Hungary (Rep of), 4.750%, 11/24/2032	HUF	870,000	2,024	0.03
Hungary (Rep of), 3.000%, 10/27/2038	HUF	3,470,000	6,110	0.10
			175,486	2.86

Indonesia (Cost $817,247)
Indonesia (Rep of), 5.625%, 05/15/2023	IDR	806,000,000	56,380	0.92
Indonesia (Rep of), 8.375%, 03/15/2024	IDR	15,000,000	1,090	0.02
Indonesia (Rep of), 8.125%, 05/15/2024	IDR	2,725,000,000	198,577	3.23
Indonesia (Rep of), 7.000%, 05/15/2027	IDR	1,698,000,000	119,880	1.95
Indonesia (Rep of), 6.125%, 05/15/2028	IDR	283,000,000	19,046	0.31
Indonesia (Rep of), 10.500%, 08/15/2030	IDR	350,000,000	29,449	0.48
Indonesia (Rep of), 7.000%, 09/15/2030	IDR	375,000,000	25,846	0.42
Indonesia (Rep of), 6.500%, 02/15/2031	IDR	294,000,000	19,595	0.32
Indonesia (Rep of), 8.750%, 05/15/2031	IDR	709,000,000	54,271	0.88
Indonesia (Rep of), 7.500%, 08/15/2032	IDR	751,000,000	53,266	0.87
Indonesia (Rep of), 6.625%, 05/15/2033	IDR	183,000,000	12,171	0.20
Indonesia (Rep of), 8.375%, 03/15/2034	IDR	1,332,000,000	100,254	1.63
Indonesia (Rep of), 8.250%, 05/15/2036	IDR	818,000,000	60,983	0.99
Indonesia (Rep of), 8.375%, 04/15/2039	IDR	482,000,000	36,666	0.59
Indonesia (Rep of), 7.500%, 04/15/2040	IDR	262,000,000	18,468	0.30
			805,942	13.11

Malaysia (Cost $322,843)
Malaysia (Rep of), 3.757%, 04/20/2023	MYR	70,000	16,267	0.26
Malaysia (Rep of), 3.955%, 09/15/2025	MYR	178,000	41,173	0.67
Malaysia (Rep of), 3.906%, 07/15/2026	MYR	190,000	43,685	0.71
Malaysia (Rep of), 3.733%, 06/15/2028	MYR	74,000	16,429	0.27
Malaysia (Rep of), 3.885%, 08/15/2029	MYR	118,000	26,008	0.42
Malaysia (Rep of), 4.642%, 11/07/2033	MYR	184,000	41,708	0.68
Malaysia (Rep of), 3.828%, 07/05/2034	MYR	247,000	51,507	0.84
Malaysia (Rep of), 3.757%, 05/22/2040	MYR	62,000	12,187	0.20
Malaysia (Rep of), 4.065%, 06/15/2050	MYR	148,000	29,018	0.47

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Malaysia (continued)
Malaysia Government Investment Issue, 3.465%, 10/15/2030	MYR	34,000	$7,267	0.12
			285,249	4.64

Mexico (Cost $309,074)
Comision Federal de Electricidad, 8.180%, 12/23/2027	MXN	420,000	18,616	0.30
Mexican Bonos, 10.000%, 11/20/2036	MXN	1,890,000	98,802	1.60
Mexican Bonos, 8.500%, 11/18/2038	MXN	1,380,000	63,849	1.04
Mexican Bonos, 7.750%, 11/13/2042	MXN	1,000,000	42,395	0.69
Petroleos Mexicanos, 7.190%, 09/12/2024	MXN	1,320,000	60,093	0.98
Petroleos Mexicanos, 7.470%, 11/12/2026	MXN	210,000	9,091	0.15
			292,846	4.76

Peru (Cost $171,763)
Fondo MIVIVIENDA S.A., 7.000%, 02/14/2024	PEN	133,000	34,658	0.56
Peru (Rep of), 6.950%, 08/12/2031	PEN	175,000	42,756	0.70
Peru (Rep of), 6.150%, 08/12/2032	PEN	102,000	23,158	0.38
Peru (Rep of), 5.400%, 08/12/2034	PEN	134,000	27,643	0.45
Peru (Rep of), 5.350%, 08/12/2040	PEN	39,000	7,389	0.12
			135,604	2.21

Poland (Cost $99,332)
Poland (Rep of), 2.500%, 07/25/2026	PLN	186,000	35,261	0.57
Poland (Rep of), 2.500%, 07/25/2027	PLN	26,000	4,786	0.08
Poland (Rep of), 2.750%, 10/25/2029	PLN	124,000	21,932	0.36
Poland (Rep of), 1.750%, 04/25/2032	PLN	153,000	23,204	0.38
			85,183	1.39

Romania (Cost $142,431)
Romania (Rep of), 5.800%, 07/26/2027	RON	290,000	58,940	0.96
Romania (Rep of), 4.150%, 01/26/2028	RON	190,000	35,354	0.57
Romania (Rep of), 4.150%, 10/24/2030	RON	85,000	14,709	0.24
			109,003	1.77

Russian Federation (Cost $479,492)
Russian Federal Bond - OFZ, 7.100%, 10/16/2024[4]	RUB	2,718,000	1,905	0.03
Russian Federal Bond - OFZ, 7.150%, 11/12/2025[4]	RUB	2,287,000	1,603	0.03
Russian Federal Bond - OFZ, 7.750%, 09/16/2026[4]	RUB	4,567,000	3,200	0.05
Russian Federal Bond - OFZ, 8.150%, 02/03/2027[4]	RUB	2,456,000	1,721	0.03
Russian Federal Bond - OFZ, 5.700%, 05/17/2028[4]	RUB	3,586,000	2,513	0.04
Russian Federal Bond - OFZ, 6.900%, 05/23/2029[4]	RUB	1,657,000	1,161	0.02
Russian Federal Bond - OFZ, 8.500%, 09/17/2031[4]	RUB	4,733,000	3,317	0.05
Russian Federal Bond - OFZ, 7.700%, 03/23/2033[4]	RUB	5,254,000	3,682	0.06
Russian Federal Bond - OFZ, 7.250%, 05/10/2034[4]	RUB	6,106,000	4,279	0.07
Russian Federal Bond - OFZ, 7.700%, 03/16/2039[4]	RUB	200,000	140	—
			23,521	0.38

South Africa (Cost $564,406)
South Africa (Rep of), 10.500%, 12/21/2026	ZAR	1,078,430	73,887	1.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
South Africa (Rep of), 8.000%, 01/31/2030	ZAR	1,551,990	$87,955	1.43
South Africa (Rep of), 7.000%, 02/28/2031	ZAR	1,030,350	53,186	0.86
South Africa (Rep of), 8.250%, 03/31/2032	ZAR	1,734,586	95,612	1.55
South Africa (Rep of), 8.500%, 01/31/2037	ZAR	1,278,930	66,860	1.09
South Africa (Rep of), 9.000%, 01/31/2040	ZAR	397,240	21,263	0.35
South Africa (Rep of), 6.500%, 02/28/2041	ZAR	580,000	23,692	0.39
South Africa (Rep of), 8.750%, 01/31/2044	ZAR	1,245,900	64,297	1.05
South Africa (Rep of), 8.750%, 02/28/2048	ZAR	1,597,940	81,888	1.33
			568,640	9.25

Thailand (Cost $341,929)
Thailand (Rep of), 1.000%, 06/17/2027	THB	1,350,000	36,914	0.60
Thailand (Rep of), 2.875%, 12/17/2028	THB	279,000	8,306	0.14
Thailand (Rep of), 4.875%, 06/22/2029	THB	239,000	7,983	0.13
Thailand (Rep of), 3.775%, 06/25/2032	THB	945,000	29,713	0.48
Thailand (Rep of), 1.585%, 12/17/2035	THB	1,214,000	28,836	0.47
Thailand (Rep of), 3.400%, 06/17/2036	THB	1,686,000	49,485	0.81
Thailand (Rep of), 3.300%, 06/17/2038	THB	1,460,000	41,138	0.67
Thailand (Rep of), 2.000%, 06/17/2042	THB	1,358,000	29,142	0.47
Thailand (Rep of), 2.875%, 06/17/2046	THB	1,222,000	29,345	0.48
Thailand (Rep of), 3.600%, 06/17/2067	THB	555,000	13,774	0.22
			274,636	4.47

Turkey (Cost $138,735)
Turkey (Rep of), 12.600%, 10/01/2025	TRY	120,000	6,546	0.11
Turkey (Rep of), 10.600%, 02/11/2026	TRY	329,000	16,640	0.27
Turkey (Rep of), 10.500%, 08/11/2027	TRY	327,116	15,421	0.25
Turkey (Rep of), 11.700%, 11/13/2030	TRY	120,000	5,383	0.09
			43,990	0.72

Ukraine (Cost $71,697)
Ukraine (Rep of), 11.150%, 08/26/2022[4]	UAH	36,000	342	—
Ukraine (Rep of), 15.970%, 04/19/2023[4]	UAH	39,000	370	0.01
Ukraine (Rep of), 10.950%, 11/01/2023[4]	UAH	547,000	5,190	0.08
Ukraine (Rep of), 15.840%, 02/26/2025[4]	UAH	1,154,000	10,950	0.18
			16,852	0.27

Uruguay (Cost $95,296)
Uruguay (Rep of), 8.500%, 03/15/2028	UYU	605,000	13,832	0.23
Uruguay (Rep of), 4.375%, 12/15/2028	UYU	113,754	7,598	0.12
Uruguay (Rep of), 8.250%, 05/21/2031	UYU	1,190,000	25,998	0.42

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Uruguay (continued)
Uruguay (Rep of), 3.875%, 07/02/2040	UYU	1,721,000	$54,191	0.88
			101,619	1.65

Total Debt Securities (Cost $6,175,710)			5,042,802	82.03

Total Investments in Securities (Cost $6,175,710)			5,042,802	82.03

Total Investments (Total Cost $6,175,710)			5,042,802	82.03

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			1,104,950	17.97

Net Assets			$6,147,752	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Zero coupon bond.
[3]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[4]	Security is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/03/2022	Merrill Lynch	United States Dollar	846,017	Brazilian Real	4,092,692	$19,027

05/10/2022	BNP Paribas	United States Dollar	51,000	Chinese Offshore Yuan	323,799	2,302

05/10/2022	Morgan Stanley	United States Dollar	80,000	Chinese Offshore Yuan	512,508	2,921

05/10/2022	Barclays	United States Dollar	92,108	Indonesian Rupiah	1,329,599,418	586

05/10/2022	Barclays	United States Dollar	35,587	South African Rand	551,401	713

05/12/2022	Deutsche Bank	United States Dollar	6,383	Egyptian Pound	118,159	45

05/31/2022	BNP Paribas	Egyptian Pound	491,842	United States Dollar	25,984	63

05/31/2022	Merrill Lynch	South African Rand	557,781	United States Dollar	35,000	190

05/31/2022	Merrill Lynch	Thai Baht	574,346	United States Dollar	16,765	11

05/31/2022	Union Bank Of Switzerland	United States Dollar	81,907	Czech Koruna	1,771,699	6,241

05/31/2022	Merrill Lynch	United States Dollar	88,459	Polish Zloty	380,798	2,908

05/31/2022	Merrill Lynch	United States Dollar	6,937	Romanian Leu	31,652	219

05/31/2022	Morgan Stanley	United States Dollar	134,673	Taiwan Dollar	3,928,951	904

06/02/2022	Barclays	Brazilian Real	253,937	United States Dollar	50,000	804

06/02/2022	JP Morgan	United States Dollar	512,585	Brazilian Real	2,427,475	26,932

06/10/2022	Barclays	Turkish Lira	199,000	United States Dollar	12,284	702

06/10/2022	Deutsche Bank	United States Dollar	47,934	Indonesian Rupiah	693,160,396	479

06/10/2022	Barclays	United States Dollar	27,214	Turkish Lira	414,681	154

06/30/2022	JP Morgan	United States Dollar	22,125	Hungarian Forint	7,553,810	1,237

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/30/2022	BNP Paribas	United States Dollar	57,665	Polish Zloty	249,666	$1,794

07/12/2022	JP Morgan	United States Dollar	53,813	Indonesian Rupiah	774,741,113	941

07/27/2022	Standard Chartered	United States Dollar	4,377	Peruvian Nuevo Sol	16,380	152

07/29/2022	HSBC Bank	Philippine Peso	507,849	United States Dollar	9,587	9

07/29/2022	Credit Suisse	United States Dollar	91,418	Colombian Peso	348,897,351	4,603

07/29/2022	Deutsche Bank	United States Dollar	115,643	Indonesian Rupiah	1,666,646,804	2,076

07/29/2022	HSBC Bank	United States Dollar	3,000	Indonesian Rupiah	43,572,120	31

07/29/2022	Standard Chartered	United States Dollar	10,000	Indonesian Rupiah	145,083,320	114

08/10/2022	JP Morgan	Chinese Offshore Yuan	2,011,041	United States Dollar	300,169	809

08/10/2022	State Street	United States Dollar	13,000	Chinese Offshore Yuan	86,518	51

08/10/2022	Barclays	United States Dollar	45,407	Indonesian Rupiah	664,799,709	152

Subtotal Appreciation						77,170

05/03/2022	Banco Santander	Brazilian Real	1,520,000	United States Dollar	314,218	(7,079)

05/03/2022	JP Morgan	Brazilian Real	2,427,475	United States Dollar	517,475	(26,967)

05/03/2022	Morgan Stanley	Brazilian Real	145,217	United States Dollar	30,000	(657)

05/10/2022	Deutsche Bank	Chinese Offshore Yuan	140,440	United States Dollar	22,113	(992)

05/10/2022	HSBC Bank	Chinese Offshore Yuan	137,220	United States Dollar	21,123	(485)

05/10/2022	Morgan Stanley	Chinese Offshore Yuan	2,569,689	United States Dollar	401,809	(15,338)

05/10/2022	Barclays	Indonesian Rupiah	1,329,599,418	United States Dollar	91,773	(251)

05/10/2022	JP Morgan	United States Dollar	301,700	Chinese Offshore Yuan	2,011,041	(753)

05/12/2022	JP Morgan	Egyptian Pound	610,000	United States Dollar	38,054	(5,332)

05/12/2022	Barclays	Turkish Lira	414,681	United States Dollar	27,850	(181)

05/12/2022	JP Morgan	Turkish Lira	46,774	United States Dollar	3,145	(24)

05/12/2022	BNP Paribas	United States Dollar	26,276	Egyptian Pound	491,841	(108)

05/12/2022	Barclays	United States Dollar	30,540	Turkish Lira	461,455	(250)

05/31/2022	HSBC Bank	Czech Koruna	804,065	United States Dollar	35,763	(1,422)

05/31/2022	Barclays	Hungarian Forint	14,295,796	United States Dollar	45,638	(5,940)

05/31/2022	BNP Paribas	Hungarian Forint	556,699	United States Dollar	1,607	(61)

05/31/2022	Citibank	Polish Zloty	44,399	United States Dollar	10,000	(25)

05/31/2022	Deutsche Bank	Polish Zloty	1,773,901	United States Dollar	444,105	(45,574)

05/31/2022	HSBC Bank	Romanian Leu	22,002	United States Dollar	4,987	(317)

05/31/2022	Deutsche Bank	South African Rand	96,296	United States Dollar	6,540	(464)

05/31/2022	JP Morgan	South African Rand	981,616	United States Dollar	65,077	(3,147)

05/31/2022	Standard Chartered	South African Rand	97,847	United States Dollar	6,389	(216)

05/31/2022	Deutsche Bank	Thai Baht	1,910,000	United States Dollar	57,080	(1,292)

05/31/2022	HSBC Bank	Thai Baht	43,873	United States Dollar	1,359	(78)

05/31/2022	JP Morgan	Thai Baht	406,000	United States Dollar	12,589	(730)

05/31/2022	Merrill Lynch	Thai Baht	1,452,418	United States Dollar	43,371	(948)

05/31/2022	Morgan Stanley	United States Dollar	21,351	South African Rand	340,795	(149)

05/31/2022	Union Bank Of Switzerland	United States Dollar	36,925	Thai Baht	1,271,342	(209)

06/10/2022	Barclays	United States Dollar	23,327	Turkish Lira	364,130	(434)

06/15/2022	Morgan Stanley	Thai Baht	3,272,417	United States Dollar	98,696	(3,079)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

06/15/2022	Union Bank Of Switzerland	Thai Baht	2,814,500	United States Dollar	84,147	$(1,910)

06/30/2022	HSBC Bank	Czech Koruna	4,207,043	United States Dollar	185,243	(6,219)

06/30/2022	Barclays	Romanian Leu	383,390	United States Dollar	84,479	(3,458)

06/30/2022	Morgan Stanley	South African Rand	542,249	United States Dollar	36,769	(2,666)

06/30/2022	Deutsche Bank	Thai Baht	735,000	United States Dollar	21,560	(77)

06/30/2022	HSBC Bank	Thai Baht	710,000	United States Dollar	20,920	(167)

06/30/2022	Merrill Lynch	Thai Baht	1,462,000	United States Dollar	43,051	(316)

07/27/2022	Anz Banking Corp	Thai Baht	1,189,000	United States Dollar	35,183	(398)

07/27/2022	Citibank	Thai Baht	1,171,000	United States Dollar	34,645	(387)

07/27/2022	HSBC Bank	Thai Baht	724,000	United States Dollar	21,356	(175)

07/27/2022	JP Morgan	Thai Baht	808,000	United States Dollar	23,824	(186)

07/29/2022	Deutsche Bank	Chilean Peso	128,516,616	United States Dollar	154,949	(6,933)

07/29/2022	Standard Chartered	Malaysian Ringgit	1,411,347	United States Dollar	329,185	(5,277)

07/29/2022	Banco Santander	Mexican Peso	7,209,811	United States Dollar	353,104	(6,001)

Subtotal Depreciation						(156,672)

Total						$(79,502)

At April 31, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had the following over the counter contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Fair Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)	Counterparty

MYR-KLIBOR-BNM 3 Month (Pay Quarterly)	3.070% (Receive Quarterly)	MYR 600,000	3/7/2027	$(4,458)	—	$(4,458)	HSBC Bank

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

At April 30, 2022, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Fair Value/ Unrealized Appreciation (Depreciation)**	Variation Margin Receivable (Payable)	Counterparty
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.010% (Receive Quarterly)	CNY	900,000	9/16/2025	$(1,616)	$105	BNP Paribas
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.828% (Receive Quarterly)	CNY	570,000	6/16/2026	1,325	89	Merrill Lynch
CFETS China Fixing Repo Rates 7 Day (Pay Quarterly)	2.437% (Receive Quarterly)	CNY	1,050,000	3/16/2027	(313)	174	HSBC Bank
MXN-TIIE-BANXICO 28 Day Rate (Pay Lunar)	6.563% (Receive Lunar)	MXN	8,800,000	12/31/2024	(27,688)	(366)	Merrill Lynch
WIBOR Poland 6 Month Rate (Pay Semiannually)	2.400% (Receive Annually)	PLN	822,000	3/26/2023	(6,951)	(251)	Merrill Lynch

					$(35,243)	$(249)

**Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$ 87,800	$ —	$ 87,800
Government Agencies	—	34,658	—	34,658
Government Bonds	—	4,780,751	40,373	4,821,124
Index Linked Government Bonds	—	99,220	—	99,220

Total Debt Securities	—	5,002,429	40,373	5,042,802

Total Investments	$—	$5,002,429	$40,373	$5,042,802

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$ 77,170	$—	$ 77,170
Centrally Cleared Swap Contracts†	—	1,325	—	1,325
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(156,672)	—	(156,672)
Interest Rate Swap Contracts	—	(4,458)	—	(4,458)
Centrally Cleared Swap Contracts†	—	(36,568)	—	(36,568)

Total Other Financial Instruments	$—	$(119,203)	$—	$(119,203)

†Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022

Investments, at value
Government Bonds
Russian Federation	$—	$—	$ —	$—	$—	$ —	$23,521	$—	$23,521	$(425,259)
Ukraine	—	73	22,383	—	—	(16,554)	10,950	—	16,852	(52,584)

Total	$—	$73	$22,383	$—	$—	$(16,554)	$34,471	$—	$40,373	$(477,843)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input

Government Bonds	$23,521	Last observable vendor price	Last observable vendor price

Treasury Note	16,852	Fair Value	FX Discount

Total	$40,373

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Assets:
Unrealized Appreciation on Centrally Cleared Swap Contracts	$ —	$ 1,325	†
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	77,170	—

	$ 77,170	$ 1,325

Liabilities:
Unrealized Depreciation on Centrally Cleared Swap Contracts	$ —	$(36,568)	†
Unrealized Depreciation on Interest Rate Swap Contracts	—	4,458
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	(156,672)	—

	$(156,672)	$(32,110)

†	Includes cumulative appreciation/depreciation on centrally cleared swap agreements. Only the current day’s variation margin is reported within the Statements of Assets and Liabilities.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

	Derivatives Not Accounted for as Hedging Instruments
	Foreign Exchange Risk	Interest Rate Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(183,344)	$ —
Net Realized Gain on Interest Rate Swap Contracts	—	4,760

	$(183,344)	$ 4,760

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(124,040)	$ —
Net Change in Unrealized Depreciation on Interest Rate Swap Contracts	—	(28,082)

	$(124,040)	$(28,082)

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,674,373)
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,617,077	$1,433,555	0.83
YPF S.A., (Step to 9.000% on 01/01/2023), 2.500%, 06/30/2029[2]		464,200	337,125	0.19
			1,770,680	1.02

Brazil (Cost $24,980,126)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[3]		1,313,000	1,212,897	0.70
Braskem America Finance Co., 7.125%, 07/22/2041		255,000	253,728	0.15
Braskem Netherlands Finance B.V., 4.500%, 01/10/2028		335,000	315,506	0.18
Braskem Netherlands Finance B.V., 4.500%, 01/31/2030		340,000	306,456	0.18
Braskem Netherlands Finance B.V., 5.875%, 01/31/2050		785,000	701,790	0.41
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[3]		555,000	575,202	0.33
BRF S.A., 5.750%, 09/21/2050		1,675,000	1,313,217	0.76
CSN Inova Ventures, 6.750%, 01/28/2028		590,000	586,312	0.34
Globo Comunicacao e Participacoes S.A., 5.500%, 01/14/2032[4]		800,000	693,771	0.40
Gol Finance S.A., 7.000%, 01/31/2025		535,000	457,297	0.26
Gol Finance S.A., 8.000%, 06/30/2026		700,000	610,750	0.35
InterCement Financial Operations B.V., 5.750%, 07/17/2024		2,095,000	1,796,483	1.04
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc., 6.750%, 02/15/2028		231,000	238,510	0.14
Klabin Austria GmbH, 7.000%, 04/03/2049		1,335,000	1,293,455	0.75
MC Brazil Downstream Trading S.A.R.L., 7.250%, 06/30/2031		2,145,000	1,866,150	1.08
Movida Europe S.A., 5.250%, 02/08/2031		375,000	311,062	0.18
Oi S.A., 10.000%, (100% Cash), 07/27/2025[5]		4,366,000	3,481,929	2.02
Petrobras Global Finance B.V., 6.850%, 06/05/2115		3,745,000	3,299,982	1.91
Simpar Europe S.A., 5.200%, 01/26/2031		370,000	303,404	0.18
St Marys Cement, Inc., 5.750%, 01/28/2027		245,000	250,209	0.14
Suzano Austria GmbH, 6.000%, 01/15/2029		215,000	217,339	0.13
Suzano Austria GmbH, 7.000%, 03/16/2047		415,000	415,315	0.24
Unigel Luxembourg S.A., 8.750%, 10/01/2026		875,000	906,062	0.52
Vale Overseas Ltd., 8.250%, 01/17/2034		330,000	397,650	0.23
			21,804,476	12.62

Chile (Cost $9,434,523)
AES Andes S.A., (Variable, USD Swap 5Y + 4.644%), 7.125%, 03/26/2079[3]		1,830,000	1,775,118	1.03
BPCE S.A., 3.150%, 03/06/2030		445,000	386,709	0.23
Celulosa Arauco y Constitucion S.A., 4.200%, 01/29/2030		555,000	516,156	0.30
Cencosud S.A., 4.375%, 07/17/2027		335,000	324,143	0.19
Corp. Nacional del Cobre de Chile, 3.750%, 01/15/2031		300,000	279,960	0.16
Empresa de los Ferrocarriles del Estado, 3.830%, 09/14/2061[4]		300,000	229,125	0.13
Engie Energia Chile S.A., 3.400%, 01/28/2030		350,000	310,191	0.18

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Chile (continued)
Falabella S.A., 3.375%, 01/15/2032		480,000	$418,800	0.24
GNL Quintero S.A., 4.634%, 07/31/2029		604,444	589,937	0.34
Guacolda Energia S.A., 4.560%, 04/30/2025		2,012,000	677,742	0.39
Inversiones CMPC S.A., 3.850%, 01/13/2030		400,000	367,200	0.21
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		500,000	449,500	0.26
VTR Comunicaciones S.p.A., 4.375%, 04/15/2029		314,000	265,330	0.15
VTR Finance N.V., 6.375%, 07/15/2028		1,200,000	1,095,012	0.64
			7,684,923	4.45

China (Cost $45,032,872)
Central China Real Estate Ltd., 7.250%, 08/13/2024		1,475,000	487,487	0.28
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[6,7]		600,000	90,000	0.05
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		4,880,000	748,592	0.43
China Evergrande Group, 8.250%, 03/23/2022[6,7]		860,000	103,200	0.06
China Evergrande Group, 10.000%, 04/11/2023		1,035,000	116,438	0.07
China Evergrande Group, 7.500%, 06/28/2023		4,600,000	517,500	0.30
China Evergrande Group, 9.500%, 03/29/2024		1,025,000	115,313	0.07
China Evergrande Group, 8.750%, 06/28/2025		1,585,000	174,350	0.10
China SCE Group Holdings Ltd., 7.250%, 04/19/2023		420,000	336,210	0.19
Fantasia Holdings Group Co. Ltd., 15.000%, 12/18/2021[6,7]		830,000	137,365	0.08
Fantasia Holdings Group Co. Ltd., 7.950%, 07/05/2022		3,360,000	571,200	0.33
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		1,840,000	294,400	0.17
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		925,000	153,088	0.09
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		770,000	123,200	0.07
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.150%), 1.465%, 11/07/2022		200,000	197,250	0.11
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 2.287%, 07/03/2023		295,000	287,994	0.17
Huarong Finance 2019 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.125%), 1.613%, 02/24/2023		265,000	259,037	0.15
Huarong Finance II Co. Ltd., 5.500%, 01/16/2025		265,000	259,700	0.15
Kaisa Group Holdings Ltd., 8.500%, 06/30/2022		2,017,000	419,032	0.24
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		1,850,000	375,087	0.22
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		1,070,000	219,618	0.13
Kaisa Group Holdings Ltd., 9.375%, 06/30/2024[6]		1,350,000	273,712	0.16
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		1,180,000	237,475	0.14
Kaisa Group Holdings Ltd., 11.700%, 11/11/2025[6]		950,000	192,613	0.11
KWG Group Holdings Ltd., 6.000%, 09/15/2022		400,000	281,000	0.16
Leader Goal International Ltd., (Variable, 6.919% - U.S. Treasury Yield Curve Rate CMT 5Y), 4.250%, 01/19/2023[3]		270,000	270,676	0.16
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		2,545,000	306,672	0.18
Redco Properties Group Ltd., 9.900%, 02/17/2024		980,000	215,600	0.12
Redsun Properties Group Ltd., 7.300%, 01/13/2025		980,000	179,340	0.10
Scenery Journey Ltd., 11.500%, 10/24/2022		1,050,000	122,063	0.07
Scenery Journey Ltd., 12.000%, 10/24/2023		2,925,000	329,062	0.19

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
China (continued)
Sunac China Holdings Ltd., 7.250%, 06/14/2022		2,490,000	$890,175	0.51
Sunac China Holdings Ltd., 7.500%, 02/01/2024		1,015,000	238,525	0.14
Sunac China Holdings Ltd., 6.500%, 01/10/2025		725,000	164,938	0.10
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[6,7]		2,785,000	747,772	0.43
Yuzhou Group Holdings Co. Ltd., 7.813%, 01/21/2023		3,200,550	480,082	0.28
Yuzhou Group Holdings Co. Ltd., 6.350%, 01/13/2027		810,000	105,300	0.06
Zhenro Properties Group Ltd., 8.700%, 08/03/2022		1,360,000	156,857	0.09
Zhenro Properties Group Ltd., 6.500%, 09/01/2022		2,095,000	209,500	0.12
Zhenro Properties Group Ltd., 9.150%, 05/06/2023		700,000	63,000	0.04
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[6]		1,290,000	116,100	0.07
			11,566,523	6.69

Colombia (Cost $11,632,004)
Canacol Energy Ltd., 5.750%, 11/24/2028		1,200,000	1,087,500	0.63
Ecopetrol S.A., 6.875%, 04/29/2030		1,400,000	1,382,514	0.80
Ecopetrol S.A., 5.875%, 05/28/2045		905,000	711,520	0.41
Ecopetrol S.A., 5.875%, 11/02/2051		1,178,000	896,753	0.52
Empresas Publicas de Medellin ESP, 4.375%, 02/15/2031		365,000	300,216	0.17
Frontera Energy Corp., 7.875%, 06/21/2028		2,000,000	1,812,500	1.05
Geopark Ltd., 5.500%, 01/17/2027		985,000	887,731	0.51
Grupo Aval Ltd., 4.375%, 02/04/2030		815,000	690,020	0.40
Millicom International Cellular S.A., 4.500%, 04/27/2031		1,365,000	1,181,442	0.68
Oleoducto Central S.A., 4.000%, 07/14/2027		640,000	579,206	0.34
Promigas S.A. ESP/Gases del Pacifico SAC, 3.750%, 10/16/2029		200,000	174,940	0.10
SURA Asset Management S.A., 4.875%, 04/17/2024		215,000	214,733	0.13
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		290,000	282,753	0.16
			10,201,828	5.90

Czech Republic (Cost $1,965,282)
New World Resources N.V., 8.000%, 04/07/2020[6,7,8]	EUR	1,685,299	—	—
New World Resources N.V., 0.000%, 10/07/2020[4,6,7,8,9]	EUR	101,612	—	—
New World Resources N.V., 4.000%, 10/07/2020[6,7,8]	EUR	700,590	—	—
			—	—

Ecuador (Cost $2,756,722)
International Airport Finance S.A., 12.000%, 03/15/2033		2,737,407	2,860,590	1.66
			2,860,590	1.66

Ghana (Cost $2,046,087)
Kosmos Energy Ltd., 7.750%, 05/01/2027		522,000	516,780	0.30
Tullow Oil PLC, 10.250%, 05/15/2026		1,470,000	1,459,563	0.84
			1,976,343	1.14

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Guatemala (Cost $496,438)
Central American Bottling Corp./CBC Bottling Holdco S.L./Beliv Holdco S.L., 5.250%, 04/27/2029[4]		500,000	$475,035	0.28
			475,035	0.28

Hong Kong (Cost $1,621,935)
AIA Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.758%), 2.700%, 04/07/2026[3]		200,000	185,972	0.11
Airport Authority, (Variable, 4.697% - U.S. Treasury Yield Curve Rate CMT 5Y), 2.100%, 03/08/2026[3]		415,000	383,778	0.22
CK Hutchison Capital Securities 17 Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.070%), 4.000%, 05/12/2022[3]		530,000	527,676	0.30
Phoenix Lead Ltd., 4.850%, 08/23/2022		475,000	442,486	0.26
			1,539,912	0.89

India (Cost $9,355,610)
ABJA Investment Co. Pte. Ltd., 5.450%, 01/24/2028		365,000	359,620	0.21
Bharti Airtel Ltd., 3.250%, 06/03/2031		350,000	300,208	0.17
Greenko Power II Ltd., 4.300%, 12/13/2028		350,000	308,000	0.18
Greenko Solar Mauritius Ltd., 5.950%, 07/29/2026		523,000	509,925	0.29
India Green Energy Holdings, 5.375%, 04/29/2024		450,000	443,475	0.26
Indian Railway Finance Corp. Ltd., 3.570%, 01/21/2032[4]		200,000	175,608	0.10
Network i2i Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.390%), 3.975%, 03/03/2026[3]		1,100,000	1,015,630	0.59
NTPC Ltd., 4.500%, 03/19/2028		210,000	203,767	0.12
Power Finance Corp. Ltd., 4.500%, 06/18/2029		840,000	793,844	0.46
Reliance Industries Ltd., 2.875%, 01/12/2032[4]		500,000	427,750	0.25
Reliance Industries Ltd., 3.625%, 01/12/2052[4]		300,000	238,453	0.14
Vedanta Resources Finance II PLC, 8.000%, 04/23/2023		985,000	941,168	0.54
Vedanta Resources Finance II PLC, 8.950%, 03/11/2025		1,335,000	1,268,918	0.73
Vedanta Resources Ltd., 6.375%, 07/30/2022		615,000	613,776	0.35
Vedanta Resources Ltd., 6.125%, 08/09/2024		1,395,000	1,169,010	0.68
			8,769,152	5.07

Indonesia (Cost $4,728,943)
Freeport Indonesia PT, 4.763%, 04/14/2027[4]		500,000	496,835	0.29
Freeport Indonesia PT, 6.200%, 04/14/2052[4]		600,000	573,396	0.33
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		700,000	762,461	0.44
Minejesa Capital B.V., 4.625%, 08/10/2030		885,000	803,819	0.46
Minejesa Capital B.V., 5.625%, 08/10/2037		360,000	303,397	0.18
Pertamina Persero PT, 6.000%, 05/03/2042		295,000	299,552	0.17
Sri Rejeki Isman Tbk PT, 7.250%, 01/16/2025		4,200,000	483,000	0.28
Star Energy Geothermal Darajat II/Star Energy Geothermal Salak, 4.850%, 10/14/2038		250,000	238,875	0.14
			3,961,335	2.29

Iraq (Cost $3,731,934)
DNO A.S.A., 8.375%, 05/29/2024[4]		2,010,000	2,010,000	1.16

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Iraq (continued)
DNO A.S.A., 7.875%, 09/09/2026[4]		1,915,000	$1,891,063	1.10
			3,901,063	2.26

Israel (Cost $13,176,775)
Altice Financing S.A., 5.750%, 08/15/2029		890,000	749,834	0.43
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[3,4]		600,000	540,000	0.31
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[3,4]		720,000	658,800	0.38
Leviathan Bond Ltd., 5.750%, 06/30/2023[4]		390,000	387,348	0.22
Leviathan Bond Ltd., 6.125%, 06/30/2025[4]		815,000	806,850	0.47
Leviathan Bond Ltd., 6.500%, 06/30/2027[4]		683,000	670,453	0.39
Leviathan Bond Ltd., 6.750%, 06/30/2030[4]		1,355,000	1,329,792	0.77
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[3,4]		700,000	633,150	0.37
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		1,900,000	1,795,272	1.04
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	1,245,000	1,159,087	0.67
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		3,100,000	3,147,267	1.82
			11,877,853	6.87

Jamaica (Cost $3,506,078)
Digicel Group Holdings Ltd., 7.000%, 05/19/2022[5]		1,782,735	1,313,359	0.76
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[5]		2,381,395	2,378,109	1.37
Digicel Ltd., 6.750%, 03/01/2023		825,000	740,446	0.43
			4,431,914	2.56

Jordan (Cost $195,896)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	191,824	0.11
			191,824	0.11

Kazakhstan (Cost $716,986)
Kazakhstan Temir Zholy Finance B.V., 6.950%, 07/10/2042		380,000	384,465	0.22
Tengizchevroil Finance Co. International Ltd., 4.000%, 08/15/2026		210,000	190,127	0.11
			574,592	0.33

Kuwait (Cost $1,730,610)
MEGlobal Canada ULC, 5.875%, 05/18/2030		380,000	411,333	0.24
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[3]		665,000	637,735	0.37
NBK Tier 1 Ltd., (Variable, USD CMT 6Y + 2.875%), 3.625%, 08/24/2026[3]		600,000	549,300	0.32
			1,598,368	0.93

Mexico (Cost $27,427,364)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		640,000	668,800	0.39
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		586,000	585,273	0.34

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Mexico (continued)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.035%), 6.875%, 07/06/2022[3]		1,130,000	$1,117,299	0.65
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.353%), 7.625%, 01/10/2028[3]		905,000	895,950	0.52
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[3]		615,000	634,680	0.37
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 5.034%), 6.625%, 01/24/2032[3]		900,000	805,500	0.47
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[3]		1,345,000	1,259,256	0.73
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		1,480,000	1,385,665	0.80
Braskem Idesa S.A.P.I., 6.990%, 02/20/2032		960,000	861,475	0.50
Cemex S.A.B. de C.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.534%), 5.125%, 06/08/2026[3]		675,000	616,552	0.36
Cemex S.A.B. de C.V., 7.375%, 06/05/2027		320,000	336,864	0.19
Cemex S.A.B. de C.V., 5.450%, 11/19/2029		930,000	892,842	0.52
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		1,220,000	983,625	0.57
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		678,900	679,246	0.39
Comision Federal de Electricidad, 3.348%, 02/09/2031		480,000	385,200	0.22
Comision Federal de Electricidad, 4.677%, 02/09/2051		440,000	312,400	0.18
Comision Federal de Electricidad, 6.264%, 02/15/2052[4]		1,015,000	884,319	0.51
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		200,000	175,500	0.10
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		1,010,000	893,850	0.52
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,305,000	1,194,075	0.69
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		380,000	312,079	0.18
Metalsa S.A.P.I de C.V., 3.750%, 05/04/2031		500,000	416,875	0.24
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		633,076	622,795	0.36
Nemak S.A.B. de C.V., 3.625%, 06/28/2031		600,000	489,600	0.28
Petroleos Mexicanos, 6.700%, 02/16/2032		609,000	524,763	0.30
Petroleos Mexicanos, 6.750%, 09/21/2047		2,385,000	1,723,401	1.00
Petroleos Mexicanos, 7.690%, 01/23/2050		2,175,000	1,699,480	0.98
Petroleos Mexicanos, 6.950%, 01/28/2060		2,330,000	1,689,250	0.98
Trust Fibra Uno, 4.869%, 01/15/2030		825,000	777,463	0.45
Trust Fibra Uno, 6.390%, 01/15/2050		823,000	767,456	0.44
			24,591,533	14.23

Mongolia (Cost $1,096,236)
Mongolian Mining Corp., 1.634%, 10/01/2022[5,10]		2,120,888	827,146	0.48
			827,146	0.48

Morocco (Cost $779,755)
OCP S.A., 5.125%, 06/23/2051		800,000	618,208	0.36
			618,208	0.36

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $2,769,294)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		575,000	$511,750	0.29
C&W Senior Financing DAC, 6.875%, 09/15/2027		640,000	620,998	0.36
Cable Onda S.A., 4.500%, 01/30/2030		1,490,000	1,393,150	0.81
			2,525,898	1.46

Peru (Cost $5,246,844)
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.000%), 3.125%, 07/01/2030[3]		255,000	233,817	0.14
Banco de Credito del Peru S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.450%), 3.250%, 09/30/2031[3]		340,000	306,000	0.18
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		245,000	232,752	0.13
Hunt Oil Co. of Peru LLC Sucursal Del Peru, 6.375%, 06/01/2028		799,930	767,933	0.44
Intercorp Peru Ltd., 3.875%, 08/15/2029		420,000	374,854	0.22
Kallpa Generacion S.A., 4.125%, 08/16/2027		310,000	287,916	0.17
Minsur S.A., 4.500%, 10/28/2031		1,015,000	910,963	0.53
Peru LNG S.R.L., 5.375%, 03/22/2030		1,450,000	1,247,000	0.72
Petroleos del Peru S.A., 5.625%, 06/19/2047		790,000	573,935	0.33
			4,935,170	2.86

Poland (Cost $1,883,953)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	775,000	726,677	0.42
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		935,000	666,188	0.39
			1,392,865	0.81

Qatar (Cost $1,765,810)
ABQ Finance Ltd., 3.125%, 09/24/2024		305,000	300,476	0.18
Doha Finance Ltd., 2.375%, 03/31/2026		335,000	315,738	0.18
Nakilat, Inc., 6.067%, 12/31/2033		132,653	143,769	0.08
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.665%, 02/07/2025		960,000	965,136	0.56
			1,725,119	1.00

Romania (Cost $316,643)
NE Property B.V., 1.875%, 10/09/2026	EUR	285,000	274,563	0.16
			274,563	0.16

Russian Federation (Cost $1,481,647)
Sovcombank Via SovCom Capital DAC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 6.362%), 7.600%, 02/17/2027[3,11]		1,605,000	2	—
			2	—

Saudi Arabia (Cost $5,387,224)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		768,537	796,742	0.46
Arabian Centres Sukuk II Ltd., 5.625%, 10/07/2026		1,500,000	1,413,750	0.82
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		1,000,000	1,012,668	0.59

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Saudi Arabia (continued)
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036[4]		420,000	$372,010	0.21
EIG Pearl Holdings S.a.r.l., 4.387%, 11/30/2046[4]		320,000	270,541	0.16
Riyad Sukuk Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.791%), 3.174%, 02/25/2030[3]		200,000	194,758	0.11
SA Global Sukuk Ltd., 2.694%, 06/17/2031		440,000	395,653	0.23
Saudi Arabian Oil Co., 4.250%, 04/16/2039		200,000	191,042	0.11
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		300,000	314,342	0.18
			4,961,506	2.87

Singapore (Cost $3,632,292)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[3]		370,000	356,872	0.21
GLP Pte. Ltd., 3.875%, 06/04/2025		600,000	586,649	0.34
Puma International Financing S.A., 5.000%, 01/24/2026		2,660,000	2,480,450	1.43
United Overseas Bank Ltd., (Variable, USD Swap 5Y + 1.794%), 3.875%, 10/19/2023[3]		255,000	253,215	0.15
			3,677,186	2.13

South Africa (Cost $7,852,667)
Absa Group Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.411%), 6.375%, 05/27/2026[3]		1,010,000	969,600	0.56
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		470,000	419,590	0.24
AngloGold Ashanti Holdings PLC, 3.750%, 10/01/2030		345,000	308,620	0.18
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		1,200,000	1,146,000	0.66
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		1,175,000	1,217,902	0.70
Prosus N.V., 3.680%, 01/21/2030		300,000	252,972	0.15
Prosus N.V., 3.061%, 07/13/2031		610,000	481,384	0.28
Sasol Financing U.S.A. LLC, 4.375%, 09/18/2026		500,000	468,150	0.27
Sasol Financing U.S.A. LLC, 6.500%, 09/27/2028		1,215,000	1,205,887	0.70
Sasol Financing U.S.A. LLC, 5.500%, 03/18/2031		860,000	774,000	0.45
			7,244,105	4.19

South Korea (Cost $967,198)
Shinhan Bank Co. Ltd., 4.375%, 04/13/2032[4]		200,000	196,068	0.11
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 3.051%), 5.875%, 08/13/2023[3]		235,000	239,113	0.14
Shinhan Financial Group Co. Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.500%), 3.340%, 02/05/2030[3]		515,000	501,131	0.29
			936,312	0.54

Tanzania (Cost $1,025,077)
HTA Group Ltd., 7.000%, 12/18/2025		975,000	963,300	0.56
			963,300	0.56

Thailand (Cost $1,495,239)
Bangkok Bank PCL, 9.025%, 03/15/2029		530,000	647,321	0.38
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		585,000	505,348	0.29

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Thailand (continued)
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032[4]		200,000	$190,332	0.11
			1,343,001	0.78

Turkey (Cost $5,786,345)
Akbank T.A.S., (Variable, USD Swap 5Y + 4.029%), 6.797%, 04/27/2028[3]		1,269,000	1,227,719	0.71
Turk Telekomunikasyon A.S., 6.875%, 02/28/2025		315,000	307,629	0.18
Turkcell Iletisim Hizmetleri A.S., 5.800%, 04/11/2028		340,000	304,824	0.18
Turkiye Garanti Bankasi A.S., (Variable, USD Swap 5Y + 4.220%), 6.125%, 05/24/2027[3]		1,100,000	1,045,066	0.60
Turkiye Is Bankasi A.S., (Variable, USD Swap 5Y + 5.117%), 7.000%, 06/29/2028[3]		830,000	809,930	0.47
Yapi ve Kredi Bankasi A.S., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 7.415%), 7.875%, 01/22/2031[3]		655,000	637,407	0.37
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		1,480,000	1,250,600	0.72
			5,583,175	3.23

Ukraine (Cost $3,945,645)
MHP Lux S.A., 6.950%, 04/03/2026		910,000	427,700	0.25
NGD Holdings B.V., 6.750%, 12/31/2026		1,564,092	594,355	0.34
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		1,785,000	928,200	0.54
			1,950,255	1.13

United Arab Emirates (Cost $4,152,861)
Abu Dhabi National Energy Co. PJSC, 6.500%, 10/27/2036		135,000	166,958	0.10
DP World Ltd., 6.850%, 07/02/2037		700,000	794,500	0.46
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[3]		1,230,000	1,246,950	0.72
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[3]		780,000	770,445	0.45
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		962,958	804,128	0.46
			3,782,981	2.19

Venezuela (Cost $8,318,882)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[6,7]		7,112,500	1,138,000	0.66
Petroleos de Venezuela S.A., 9.750%, 05/17/2035[6]		6,744,093	446,796	0.26
			1,584,796	0.92

Zambia (Cost $3,817,363)
First Quantum Minerals Ltd., 7.250%, 04/01/2023		1,052,000	1,051,758	0.61
First Quantum Minerals Ltd., 6.875%, 03/01/2026		1,900,000	1,904,750	1.10
First Quantum Minerals Ltd., 6.875%, 10/15/2027		900,000	904,500	0.52
			3,861,008	2.23

Total Debt Securities (Cost $227,931,533)			167,964,540	97.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Bank Loans

Czech Republic (Cost $362,933)
New World Resources N.V., 8.500%, 10/07/2016[7,8]	EUR	762,078	$—	—
			—	—

Total Bank Loans (Cost $362,933)			—	—

	Currency	Shares	Value	% of Net Assets
Equity Securities

Czech Republic (Cost $1,093,254)
New World Resources PLC, Class A*,8	GBP	36,580,138	$—	—
			—	—

Niger (Cost $877,496)
Savannah Energy PLC*	GBP	2,258,852	988,073	0.57
			988,073	0.57

Total Equity Securities (Cost $1,970,750)			988,073	0.57

Total Investments (Total Cost $230,265,216)			168,952,613	97.77

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			3,849,732	2.23

Net Assets			$172,802,345	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Step coupon bond. Rate as of April 30, 2022 is disclosed.
[3]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[6]	Issuer has defaulted on terms of debt obligation.
[7]	Maturity has been extended under the terms of a plan of reorganization.
[8]	Security has been deemed worthless and is a Level 3 investment.
[9]

Restricted security that has been deemed illiquid. At April 30, 2022 the value of these restricted illiquid securities amount to $0 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

New World Resources N.V., 0.0000%, 10/07/2020	10/7/14	$—

[10]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.
[11]	Security is a Level 3 investment.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

At April 30, 2022, the Ashmore Emerging Markets Corporate Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/18/2022	Morgan Stanley	United States Dollar	2,740,964	Euro	2,514,925	$85,766

05/31/2022	HSBC Bank	United States Dollar	887,845	British Pound	680,000	32,792

Subtotal Appreciation						118,558

05/18/2022	State Street	Euro	188,310	United States Dollar	201,947	(3,134)

Subtotal Depreciation						(3,134)

Total						$115,424

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$139,943,556	$ 2	$139,943,558
Corporate Convertible Bonds	—	7,514,235	—	7,514,235
Financial Certificates	—	5,543,257	—	5,543,257
Government Agencies	—	14,963,490	—	14,963,490

Total Debt Securities	—	167,964,538	2	167,964,540
Bank Loans
Equity Securities
Common Stock
Niger	—	988,073	—	988,073

Total Common Stock	—	988,073	—	988,073

Total Investments	$—	$168,952,611	$ 2	$168,952,613

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$118,558	$—	$118,558
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(3,134)	—	(3,134)

Total Other Financial Instruments	$—	$115,424	$—	$115,424

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022

Investments, at value
Bank Loans
Brazil	$1,800,000	$—	$—	$(1,819,150)	$(280,850)	$300,000	$—	$—	$—	$—
Ghana	2,121,750	—	—	(2,085,729)	(57,453)	21,432	—	—	—	—
Common Stock
Niger	598,176	—	—	—	—	389,897	—	(988,073)	—	—
Corporate Bonds
Russian Federation	—	—	—	—	—	—	2	—	2	(1,481,646)
Total	$4,519,926	$—	$—	$(3,904,879)	$(338,303)	$711,329	$2	$(988,073)	$2	$(1,481,646)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input
Bank Loans	$—	Zero Priced Asset	Inputs to Model
Common Stock	—	Zero Priced Asset	Inputs to Model
Corporate Bonds	2	Zero Priced Asset	Inputs to Model
Total	$ 2

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$118,558

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (3,134)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$220,089

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$109,174

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $1,618,014)
YPF S.A., (Step to 9.000% on 01/01/2023), 4.000%, 02/12/2026[2]		1,950,000	$1,728,694	2.36
			1,728,694	2.36

Brazil (Cost $14,417,652)
Azul Investments LLP, 5.875%, 10/26/2024		2,630,000	2,337,439	3.19
Banco do Brasil S.A., 4.625%, 01/15/2025		600,000	599,940	0.82
Gol Finance S.A., 7.000%, 01/31/2025		3,480,000	2,974,565	4.06
InterCement Financial Operations B.V., 5.750%, 07/17/2024		4,350,000	3,730,168	5.10
Oi S.A., 10.000%, 07/27/2025[3]		5,400,000	4,306,554	5.89
			13,948,666	19.06

China (Cost $51,975,612)
Central China Real Estate Ltd., 6.875%, 08/08/2022		1,750,000	1,138,147	1.56
CFLD Cayman Investment Ltd., 8.625%, 02/28/2021[4,5]		600,000	90,000	0.12
CFLD Cayman Investment Ltd., 9.000%, 07/31/2021[4,5]		780,000	117,390	0.16
CFLD Cayman Investment Ltd., 8.600%, 04/08/2024		1,035,000	158,769	0.22
CFLD Cayman Investment Ltd., 8.050%, 01/13/2025		2,975,000	446,250	0.61
China Evergrande Group, 8.250%, 03/23/2022[4,5]		5,721,000	686,520	0.94
China Evergrande Group, 10.000%, 04/11/2023		5,820,000	654,750	0.89
Fantasia Holdings Group Co. Ltd., 12.250%, 10/18/2022		4,000,000	640,000	0.87
Fantasia Holdings Group Co. Ltd., 10.875%, 01/09/2023		4,160,000	688,480	0.94
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		1,510,000	241,600	0.33
Kaisa Group Holdings Ltd., 11.500%, 01/30/2023		4,875,000	988,406	1.35
Kaisa Group Holdings Ltd., 10.875%, 07/23/2023		3,930,000	806,632	1.10
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		4,280,000	861,350	1.18
Prime Bloom Holdings Ltd., 6.950%, 07/05/2022		6,470,000	779,635	1.07
Scenery Journey Ltd., 11.500%, 10/24/2022		1,890,000	219,713	0.30
Sunac China Holdings Ltd., 7.250%, 06/14/2022		690,000	246,675	0.34
Sunac China Holdings Ltd., 7.950%, 08/08/2022		730,000	219,000	0.30
Tunghsu Venus Holdings Ltd., 7.000%, 06/12/2020[4,5]		2,640,000	708,840	0.97
Yuzhou Group Holdings Co. Ltd., 6.000%, 10/25/2023		4,940,000	691,600	0.95
Zhenro Properties Group Ltd., 8.000%, 03/06/2023		3,436,350	360,817	0.49
Zhenro Properties Group Ltd., 8.300%, 09/15/2023[4]		1,017,000	91,530	0.12
Zhenro Properties Group Ltd., 7.875%, 04/14/2024[4]		575,000	51,750	0.07
			10,887,854	14.88

Colombia (Cost $1,348,782)
Ecopetrol S.A., 4.125%, 01/16/2025		1,350,000	1,306,139	1.79
			1,306,139	1.79

Ghana (Cost $1,931,096)
Tullow Oil PLC, 10.250%, 05/15/2026		1,865,000	1,851,758	2.53
			1,851,758	2.53

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
India (Cost $4,010,129)
Bharti Airtel Ltd., 4.375%, 06/10/2025		750,000	$745,021	1.02
Vedanta Resources Ltd., 6.375%, 07/30/2022		3,264,000	3,257,505	4.45
			4,002,526	5.47

Iraq (Cost $3,661,683)
DNO A.S.A., 8.375%, 05/29/2024[6]		3,610,000	3,610,000	4.93
			3,610,000	4.93

Jamaica (Cost $5,724,220)
Digicel Group Holdings Ltd., 7.000%, 05/19/2022[3]		119,222	87,832	0.12
Digicel Group Holdings Ltd., 10.000%, 04/01/2024[3]		2,813,665	2,809,782	3.84
Digicel International Finance Ltd./Digicel International Holdings Ltd., 8.750%, 05/25/2024		3,200,000	3,158,464	4.32
			6,056,078	8.28

Jordan (Cost $1,006,855)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		1,000,000	959,120	1.31
			959,120	1.31

Lebanon (Cost $13,433,289)
Lebanon (Rep of), 6.375%, 03/09/2020[4,5]		1,527,000	177,514	0.24
Lebanon (Rep of), 5.800%, 04/14/2020[4,5]		7,070,000	813,050	1.11
Lebanon (Rep of), 6.150%, 06/19/2020[4,5]		6,506,000	764,455	1.05
			1,755,019	2.40

Mexico (Cost $10,261,453)
Alfa S.A.B. de C.V., 5.250%, 03/25/2024		1,080,000	1,091,351	1.49
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		1,000,000	1,025,000	1.40
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		1,025,000	937,875	1.29
Petroleos Mexicanos, 6.875%, 10/16/2025		6,543,000	6,607,121	9.03
			9,661,347	13.21

Morocco (Cost $1,150,279)
OCP S.A., 4.500%, 10/22/2025		1,100,000	1,100,374	1.50
			1,100,374	1.50

Oman (Cost $1,134,667)
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		1,100,000	1,107,135	1.51
			1,107,135	1.51

Poland (Cost $266,268)
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		260,000	185,250	0.25
			185,250	0.25

Saudi Arabia (Cost $979,960)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		1,000,000	978,800	1.34
			978,800	1.34

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Africa (Cost $1,131,749)
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		1,100,000	$1,095,600	1.50
			1,095,600	1.50
United States (Cost $2,811,950)
U.S. Treasury Bill, 0.670%, 07/07/2022[7]		2,815,500	2,811,703	3.84
			2,811,703	3.84
Venezuela (Cost $16,453,221)
Petroleos de Venezuela S.A., 8.500%, 10/27/2020[4,5]		18,697,500	2,991,600	4.09
			2,991,600	4.09

Total Debt Securities (Cost $133,316,879)			66,037,663	90.25

Total Investments (Total Cost $133,316,879)			66,037,663	90.25

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			7,131,409	9.75

Net Assets			$73,169,072	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.

[2]	Step coupon bond. Rate as of April 30, 2022 is disclosed.

[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.

[4]	Issuer has defaulted on terms of debt obligation.

[5]	Maturity has been extended under the terms of a plan of reorganization.

[6]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

[7]	Zero coupon bond – interest rate reflects effective yield on the date of purchase.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/18/2022	Morgan Stanley	United States Dollar	84,786	Euro	77,794	$2,653

Subtotal Appreciation						2,653

Total						$2,653

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$50,850,187	$—	$50,850,187
Financial Certificates	—	978,800	—	978,800
Government Agencies	—	9,641,954	—	9,641,954
Government Bonds	—	1,755,019	—	1,755,019
Short Term Bills and Notes	—	2,811,703	—	2,811,703

Total Debt Securities	—	66,037,663	—	66,037,663

Total Investments	$—	$66,037,663	$—	$66,037,663

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$2,653	$—	$2,653

Total Other Financial Instruments	$—	$2,653	$—	$2,653

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$2,653

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$42,595

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 2,367

*See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $6,132,313)
CSN Mineracao S.A.	BRL	240,600	$253,061	0.29
Hypera S.A.*	BRL	399,700	3,025,268	3.43
MercadoLibre, Inc.*		2,223	2,164,379	2.45
Vale S.A.	BRL	74,200	1,250,037	1.41
			6,692,745	7.58

China (Cost $27,482,333)
Alibaba Group Holding Ltd.*	HKD	208,900	2,553,134	2.89
ANTA Sports Products Ltd.	HKD	102,200	1,175,382	1.33
Baidu, Inc. ADR*		19,009	2,360,348	2.67
China International Capital Corp. Ltd., Class H2	HKD	866,000	1,728,584	1.96
China Vanke Co. Ltd., Class H	HKD	391,600	914,662	1.04
JD.com, Inc., Class A*	HKD	114,323	3,563,503	4.04
Meituan, Class B*,2	HKD	32,100	688,994	0.78
NARI Technology Co. Ltd., Class A	CNH	319,700	1,523,719	1.73
NetEase, Inc.	HKD	198,100	3,785,480	4.29
Shenzhen Inovance Technology Co. Ltd., Class A	CNH	220,597	1,893,628	2.14
Sungrow Power Supply Co. Ltd., Class A	CNH	77,299	732,424	0.83
Tencent Holdings Ltd.	HKD	40,600	1,904,358	2.16
			22,824,216	25.86

Hong Kong (Cost $3,372,089)
AIA Group Ltd.	HKD	310,800	3,036,490	3.44
			3,036,490	3.44

India (Cost $11,308,537)
Axis Bank Ltd.*	INR	51,897	487,461	0.55
HDFC Bank Ltd. ADR		30,866	1,704,112	1.93
ICICI Bank Ltd. ADR		157,496	2,998,724	3.40
Infosys Ltd. ADR		154,108	3,062,126	3.47
Reliance Industries Ltd.	INR	54,841	1,983,009	2.24
			10,235,432	11.59

Indonesia (Cost $428,559)
Bank Central Asia Tbk PT	IDR	794,700	444,475	0.50
			444,475	0.50

Mexico (Cost $2,929,662)
Grupo Mexico S.A.B. de C.V., Series B	MXN	356,067	1,666,700	1.89
Wal-Mart de Mexico S.A.B. de C.V.	MXN	406,650	1,437,967	1.63
			3,104,667	3.52

Panama (Cost $874,687)
Copa Holdings S.A., Class A*		11,500	866,755	0.98
			866,755	0.98

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Qatar (Cost $935,017)
Qatar National Bank QPSC	QAR	145,096	$925,230	1.05
			925,230	1.05

Russian Federation (Cost $2,514,310)
Gazprom PJSC[3]	RUB	84,440	—	—
LUKOIL PJSC ADR[4]		12,180	1	—
Moscow Exchange MICEX-RTS PJSC[4]	RUB	528,670	1	—
			2	—

Saudi Arabia (Cost $3,181,140)
Al Rajhi Bank	SAR	32,327	1,510,937	1.71
Saudi National Bank (The)	SAR	97,245	2,033,763	2.31
			3,544,700	4.02

South Africa (Cost $4,568,983)
Absa Group Ltd.	ZAR	81,408	881,262	1.00
AngloGold Ashanti Ltd.	ZAR	42,971	879,606	1.00
FirstRand Ltd.	ZAR	222,520	958,419	1.08
Naspers Ltd., Class N	ZAR	15,726	1,568,289	1.78
			4,287,576	4.86

South Korea (Cost $9,984,817)
Korea Shipbuilding & Offshore Engineering Co. Ltd.*	KRW	11,821	850,206	0.96
LG Household & Health Care Ltd.	KRW	1,967	1,398,260	1.59
Samsung Electronics Co. Ltd.	KRW	60,673	3,223,806	3.65
Samsung Electronics Co. Ltd. GDR (Registered)		309	404,126	0.46
Shinhan Financial Group Co. Ltd.	KRW	37,226	1,236,622	1.40
SK Telecom Co. Ltd.	KRW	32,788	1,476,323	1.67
			8,589,343	9.73

Taiwan (Cost $12,500,364)
Chunghwa Telecom Co. Ltd.	TWD	293,000	1,295,759	1.47
Hon Hai Precision Industry Co. Ltd.	TWD	458,000	1,566,957	1.77
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	342,021	6,238,463	7.07
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		21,517	1,999,575	2.27
			11,100,754	12.58

United Arab Emirates (Cost $1,343,755)
Dubai Islamic Bank PJSC	AED	269,793	472,772	0.53
First Abu Dhabi Bank PJSC	AED	142,882	870,646	0.99
			1,343,418	1.52

Total Common Stocks (Cost $87,556,566)			76,995,803	87.23

Preferred Stocks

Brazil (Cost $4,756,707)
Banco Bradesco S.A. ADR, 0.947%[5]		521,771	1,878,375	2.13
Itau Unibanco Holding S.A., 2.703%[5]	BRL	399,600	1,929,318	2.18

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Brazil (continued)
Petroleo Brasileiro S.A., 8.921%[5]	BRL	126,700	$775,994	0.88
			4,583,687	5.19

Total Preferred Stocks (Cost $4,756,707)			4,583,687	5.19

Total Investments (Total Cost $92,313,273)			81,579,490	92.42
Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			6,689,890	7.58

Net Assets			$88,269,380	100.00

*	Non-income producing security.
[1]	Par values are stated in United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security has been deemed worthless and is a Level 3 investment.
[4]	Security is a Level 3 investment.
[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2022, the industry sectors for the Ashmore Emerging Markets Active Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	12.3%
Consumer Discretionary	13.3
Consumer Staples	3.2
Energy	3.1
Financials	26.2
Health Care	3.4
Industrials	6.6
Information Technology	18.7
Materials	4.6
Real Estate	1.0
Total Investments	92.4
Other Assets Less Liabilities	7.6
Net Assets	100.0%

At April 30, 2022, the Ashmore Emerging Markets Active Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/05/2022	Northern Trust	Chinese Offshore Yuan	508,525	United States Dollar	76,912	$ (403)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/05/2022	Brown Brothers Harriman	South African Rand	11,945,930	United States Dollar	758,939	$(2,958)

Subtotal Depreciation						(3,361)

Total						$(3,361)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Active Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$ 6,692,745	$ —	$—	$ 6,692,745
China	2,360,348	20,463,868	—	22,824,216
Hong Kong	—	3,036,490	—	3,036,490
India	7,764,962	2,470,470	—	10,235,432
Indonesia	—	444,475	—	444,475
Mexico	3,104,667	—	—	3,104,667
Panama	866,755	—	—	866,755
Qatar	—	925,230	—	925,230
Russian Federation	—	—	2	2
Saudi Arabia	—	3,544,700	—	3,544,700
South Africa	—	4,287,576	—	4,287,576
South Korea	—	8,589,343	—	8,589,343
Taiwan	1,999,575	9,101,179	—	11,100,754
United Arab Emirates	—	1,343,418	—	1,343,418

Total Common Stocks	22,789,052	54,206,749	2	76,995,803
Preferred Stocks
Brazil	4,583,687	—	—	4,583,687

Total Investments	$27,372,739	$54,206,749	$ 2	$81,579,490

Other Financial Instruments
Liabilities:
Forward Foreign Currency Exchange Contracts	$—	$(3,361)	$—	$(3,361)

Total Other Financial Instruments	$—	$(3,361)	$—	$(3,361)

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS ACTIVE EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022

Investments, at value

Common Stock

Russian Federation	$—	$—	$2,969,278	$(1,303,062)	$(228,097)	$(1,438,118)	$1	$—	$2	$(2,939,895)

Total	$—	$—	$2,969,278	$(1,303,062)	$(228,097)	$(1,438,118)	$1	$—	$2	$(2,939,895)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input

Common Stock	$2	Zero Priced Asset	Inputs to Model

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(3,361)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(61,365)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$ (3,361)

*See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $1,261,873)
Arco Platform Ltd., Class A*		9,266	$184,208	2.04
Arezzo Industria e Comercio S.A.	BRL	9,500	171,920	1.90
Sinqia S.A.*	BRL	56,800	213,577	2.36
TOTVS S.A.*	BRL	20,400	131,916	1.46
Vasta Platform Ltd.*		40,900	217,179	2.40
Zenvia, Inc., Class A*		17,600	118,976	1.32
			1,037,776	11.48

China (Cost $1,793,673)
Angang Steel Co. Ltd., Class H	HKD	372,000	163,935	1.81
Baozun, Inc. ADR*		7,282	55,634	0.62
Fu Shou Yuan International Group Ltd.	HKD	278,000	190,963	2.11
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	29,119	98,547	1.09
JNBY Design Ltd.	HKD	214,500	231,975	2.57
Noah Holdings Ltd. ADR*		5,300	95,241	1.05
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	283,500	124,234	1.38
			960,529	10.63

India (Cost $1,392,177)
Granules India Ltd.	INR	71,654	261,731	2.90
Indian Energy Exchange Ltd.[2]	INR	59,726	164,595	1.82
Prince Pipes & Fittings Ltd.	INR	22,792	196,851	2.18
PVR Ltd.*	INR	7,071	165,712	1.83
Quess Corp. Ltd.[2]	INR	52,565	484,019	5.36
Radico Khaitan Ltd.	INR	11,021	128,418	1.42
V-Mart Retail Ltd.*	INR	4,027	168,906	1.87
			1,570,232	17.38

Indonesia (Cost $175,217)
Ace Hardware Indonesia Tbk PT	IDR	1,922,700	138,606	1.53
			138,606	1.53

Kazakhstan (Cost $132,506)
NAC Kazatomprom JSC GDR		4,407	125,051	1.38
			125,051	1.38

Kuwait (Cost $198,847)
Humansoft Holding Co. K.S.C.	KWD	17,910	197,159	2.18
			197,159	2.18

Malaysia (Cost $446,636)
My EG Services Bhd.	MYR	2,535,924	542,340	6.00
			542,340	6.00

Mexico (Cost $478,737)
Genomma Lab Internacional S.A.B. de C.V., Class B	MXN	249,800	263,063	2.91

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Mexico (continued)
Grupo Aeroportuario del Centro Norte S.A.B. de C.V. ADR		5,200	$290,836	3.22
			553,899	6.13

Peru (Cost $304,517)
Alicorp S.A.A.	PEN	146,709	195,740	2.17
			195,740	2.17

Russian Federation (Cost $586,207)
Detsky Mir PJSC[2,3]	RUB	131,200	—	—
Fix Price Group Ltd. GDR[2,4,5]		24,412	2	—
Fix Price Group Ltd. GDR (Registered)[4]		16,317	2	—
			4	—

South Africa (Cost $202,784)
Karooooo Ltd.*		7,018	208,424	2.31
			208,424	2.31

South Korea (Cost $2,048,976)
Dentium Co. Ltd.	KRW	9,450	503,623	5.57
Douzone Bizon Co. Ltd.	KRW	3,114	100,075	1.11
Hana Materials, Inc.	KRW	5,558	273,598	3.03
Hansol Chemical Co. Ltd.	KRW	1,911	364,340	4.03
Hugel, Inc.*	KRW	2,153	212,077	2.35
KoMiCo Ltd.	KRW	6,631	283,617	3.14
Park Systems Corp.	KRW	1,690	150,842	1.67
SKC Co. Ltd.	KRW	1,272	149,961	1.66
			2,038,133	22.56

Taiwan (Cost $1,677,195)
Andes Technology Corp.	TWD	12,000	117,368	1.30
eCloudvalley Digital Technology Co. Ltd.	TWD	19,489	173,275	1.92
Nien Made Enterprise Co. Ltd.	TWD	9,000	94,243	1.04
Parade Technologies Ltd.	TWD	2,000	95,028	1.05
Poya International Co. Ltd.	TWD	27,510	293,117	3.24
Sensortek Technology Corp.	TWD	13,000	145,885	1.62
Silergy Corp.	TWD	1,000	88,322	0.98
Sinbon Electronics Co. Ltd.	TWD	13,000	113,971	1.26
Sporton International, Inc.	TWD	19,900	122,670	1.36
			1,243,879	13.77

Total Common Stocks (Cost $10,699,345)			8,811,772	97.52

Total Investments (Total Cost $10,699,345)			8,811,772	97.52

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			224,515	2.48

Net Assets			$9,036,287	100.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

*	Non-income producing security.
1	Local currency is United States Dollars unless otherwise noted below.
2	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
3	Security has been deemed worthless and is a Level 3 investment.
4	Security is a Level 3 investment.
5

Restricted security that has been deemed illiquid. At April 30, 2022 the value of these restricted illiquid securities amount to $2 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Fix Price Group Ltd. GDR	3/5/21-12/17/21	$235,528

Percentages shown are based on net assets.

At April 30, 2022, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	1.8%
Consumer Discretionary	22.9
Consumer Staples	3.6
Energy	1.4
Financials	2.9
Health Care	13.7
Industrials	13.2
Information Technology	30.5
Materials	7.5
Total Investments	97.5
Other Assets Less Liabilities	2.5
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total

Investments
Assets:
Common Stocks
Brazil	$ 824,199	$ 213,577	$—	$1,037,776
China	150,875	809,654	—	960,529
India	—	1,570,232	—	1,570,232
Indonesia	—	138,606	—	138,606
Kazakhstan	—	125,051	—	125,051
Kuwait	—	197,159	—	197,159
Malaysia	—	542,340	—	542,340
Mexico	290,836	263,063	—	553,899
Peru	—	195,740	—	195,740
Russian Federation	—	—	4	4
South Africa	208,424	—	—	208,424
South Korea	—	2,038,133	—	2,038,133
Taiwan	—	1,243,879	—	1,243,879

Total Common Stocks	1,474,334	7,337,434	4	8,811,772

Total Investments	$1,474,334	$7,337,434	$ 4	$8,811,772

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022

Investments, at value
Common Stock
Russian Federation	$—	$—	$93,602	$(1,271)	$42	$(92,372)	$3	$—	$4	$(547,869)

Total	$—	$—	$93,602	$(1,271)	$42	$(92,372)	$3	$—	$4	$(547,869)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input

Common Stock	$4	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Bahrain (Cost $2,874,794)
Ahli United Bank BSC	KWD	3,522,074	$3,610,161	4.84
			3,610,161	4.84

Brazil (Cost $762,472)
MercadoLibre, Inc.*		630	613,387	0.82
			613,387	0.82

Cambodia (Cost $481,621)
NagaCorp. Ltd.	HKD	518,000	462,890	0.62
			462,890	0.62

Egypt (Cost $1,346,948)
Fertiglobe PLC	AED	1,474,412	2,230,304	2.99
			2,230,304	2.99

Georgia (Cost $384,670)
Bank of Georgia Group PLC	GBP	23,738	365,576	0.49
			365,576	0.49

Ghana (Cost $486,536)
Scancom PLC	GHS	2,448,986	325,447	0.44
			325,447	0.44

Iceland (Cost $1,290,880)
Islandsbanki HF	ISK	933,348	887,212	1.19
Marel HF	ISK	95,026	501,544	0.67
			1,388,756	1.86

Kazakhstan (Cost $2,633,461)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		81,684	798,286	1.07
Kaspi.KZ JSC GDR (Registered)		28,750	1,827,671	2.45
			2,625,957	3.52

Kenya (Cost $1,939,172)
Equity Group Holdings PLC*	KES	1,339,000	553,932	0.74
Safaricom PLC	KES	4,985,200	1,444,603	1.94
			1,998,535	2.68

Kuwait (Cost $2,289,125)
Humansoft Holding Co. K.S.C.	KWD	51,924	571,595	0.77
National Bank of Kuwait S.A.K.P.	KWD	626,365	2,144,230	2.87
			2,715,825	3.64

Mauritius (Cost $937,385)
MCB Group Ltd.	MUR	144,585	1,111,429	1.49
			1,111,429	1.49

Morocco (Cost $3,041,921)
Attijariwafa Bank	MAD	25,966	1,210,439	1.62

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Morocco (continued)
Itissalat Al-Maghrib	MAD	54,033	$726,593	0.98
Label Vie	MAD	1,924	956,691	1.28
			2,893,723	3.88

Pakistan (Cost $482,527)
Systems Ltd.	PKR	301,580	628,342	0.84
			628,342	0.84

Peru (Cost $1,184,473)
Credicorp Ltd.		9,721	1,350,150	1.81
			1,350,150	1.81

Philippines (Cost $5,262,730)
Ayala Corp.	PHP	89,200	1,256,400	1.69
BDO Unibank, Inc.	PHP	529,750	1,307,635	1.75
GT Capital Holdings, Inc.	PHP	37,480	360,143	0.48
Puregold Price Club, Inc.	PHP	1,015,800	641,426	0.86
SM Prime Holdings, Inc.	PHP	1,767,800	1,181,623	1.59
			4,747,227	6.37

Qatar (Cost $7,780,144)
Commercial Bank PSQC (The)	QAR	1,084,824	2,290,282	3.07
Industries Qatar QSC	QAR	176,942	914,656	1.23
Qatar Electricity & Water Co. QSC	QAR	194,392	912,253	1.22
Qatar Islamic Bank S.A.Q.	QAR	375,084	2,524,268	3.39
Qatar National Bank QPSC	QAR	417,074	2,659,546	3.57
			9,301,005	12.48

Romania (Cost $1,658,639)
Banca Transilvania S.A.	RON	2,703,449	1,362,412	1.83
			1,362,412	1.83

Saudi Arabia (Cost $3,634,573)
Al Hammadi Co. for Development and Investment	SAR	80,545	1,042,952	1.40
Saudi British Bank (The)	SAR	85,722	1,019,113	1.37
Saudi Kayan Petrochemical Co.*	SAR	274,335	1,372,686	1.84
Saudi National Bank (The)	SAR	33,079	691,808	0.93
			4,126,559	5.54

Slovenia (Cost $333,885)
Nova Ljubljanska Banka dd GDR (Registered)	EUR	28,048	389,119	0.52
			389,119	0.52

Tanzania (Cost $1,273,240)
Helios Towers PLC*	GBP	607,849	857,092	1.15
			857,092	1.15

United Arab Emirates (Cost $8,840,809)
Abu Dhabi Islamic Bank PJSC	AED	706,122	1,684,412	2.26
ADNOC Drilling Co. PJSC	AED	919,132	896,705	1.20

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
United Arab Emirates (continued)
Dubai Electricity & Water Authority PJSC*	AED	1,372,896	$1,057,785	1.42
Dubai Islamic Bank PJSC	AED	1,115,699	1,955,095	2.62
Emaar Properties PJSC	AED	1,455,928	2,517,299	3.38
First Abu Dhabi Bank PJSC	AED	402,350	2,451,704	3.29
Network International Holdings PLC*,2	GBP	101,116	328,509	0.44
			10,891,509	14.61

Vietnam (Cost $11,179,579)
Digiworld Corp.	VND	341,680	2,049,873	2.75
FPT Corp.	VND	642,798	2,932,440	3.93
Hoa Phat Group JSC	VND	429,084	804,712	1.08
Military Commercial Joint Stock Bank*	VND	1,071,879	1,377,474	1.85
Mobile World Investment Corp.	VND	400,399	2,593,658	3.48
Saigon Beer Alcohol Beverage Corp.	VND	117,000	823,544	1.11
Vingroup JSC*	VND	432,349	1,501,145	2.01
Vinhomes JSC[2]	VND	370,711	1,045,571	1.40
			13,128,417	17.61
Zambia (Cost $819,152)
First Quantum Minerals Ltd.	CAD	30,600	877,280	1.18
			877,280	1.18

Total Common Stocks (Cost $60,918,736)			68,001,102	91.21

Preferred Stocks

Colombia (Cost $1,662,937)
Bancolombia S.A. ADR, 7.549%[3]		47,323	1,834,713	2.46
			1,834,713	2.46

Total Preferred Stocks (Cost $1,662,937)			1,834,713	2.46

Investment Companies

Vietnam Enterprise Investments Ltd., Class C *	GBP	189,353	1,772,663	2.38
Total Investment Companies (Cost $1,885,015)			1,772,663	2.38

Total Investments (Total Cost $64,466,688)			71,608,478	96.05

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,944,658	3.95

Net Assets			$74,553,136	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

At April 30, 2022, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	4.5%
Consumer Discretionary	5.7
Consumer Staples	3.2
Energy	1.2
Financials	49.9
Health Care	1.4
Industrials	4.1
Information Technology	8.0
Materials	7.1
Real Estate	8.4
Utilities	2.6
Total Investments	96.1
Other Assets Less Liabilities	3.9
Net Assets	100.0%

At April 30, 2022, the Ashmore Emerging Markets Frontier Equity Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/05/2022	Northern Trust	Moroccan Dirham	447,215	United States Dollar	(44,694)	$159

Subtotal Appreciation						159

05/05/2022	Northern Trust	Kuwaiti Dinar	7,725	United States Dollar	(25,225)	(24)

Subtotal Depreciation						(24)

Total						$135

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Bahrain	$ —	$ 3,610,161	$—	$ 3,610,161
Brazil	613,387	—	—	613,387
Cambodia	—	462,890	—	462,890
Egypt	—	2,230,304	—	2,230,304
Georgia	—	365,576	—	365,576
Ghana	325,447	—	—	325,447
Iceland	—	1,388,756	—	1,388,756
Kazakhstan	—	2,625,957	—	2,625,957
Kenya	—	1,998,535	—	1,998,535
Kuwait	—	2,715,825	—	2,715,825
Mauritius	—	1,111,429	—	1,111,429
Morocco	—	2,893,723	—	2,893,723
Pakistan	—	628,342	—	628,342
Peru	1,350,150	—	—	1,350,150
Philippines	—	4,747,227	—	4,747,227
Qatar	—	9,301,005	—	9,301,005
Romania	—	1,362,412	—	1,362,412
Saudi Arabia	—	4,126,559	—	4,126,559
Slovenia	—	389,119	—	389,119
Tanzania	—	857,092	—	857,092
United Arab Emirates	—	10,891,509	—	10,891,509
Vietnam	—	13,128,417	—	13,128,417
Zambia	—	877,280	—	877,280

Total Common Stocks	2,288,984	65,712,118	—	68,001,102
Preferred Stocks
Colombia	1,834,713	—	—	1,834,713
Investment Companies
Vietnam	—	1,772,663	—	1,772,663

Total Investments	$4,123,697	$67,484,781	$—	$71,608,478

Other Financial Instruments

Assets:
Forward Foreign Currency Exchange Contracts	$—	$159	$—	$159

Liabilities:
Forward Foreign Currency Exchange Contracts	—	(24)	—	(24)

Total Other Financial Instruments	$ —	$135	$—	$135

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$159

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Liabilities:
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts	$(24)

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$135

*	See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Common Stocks

Brazil (Cost $7,578,563)
Arco Platform Ltd., Class A*		70,802	$1,407,544	1.21
Arezzo Industria e Comercio S.A.	BRL	100,500	1,818,735	1.57
Hapvida Participacoes e Investimentos S.A.[2]	BRL	582,082	1,032,547	0.89
MercadoLibre, Inc.*		1,030	1,002,839	0.86
TOTVS S.A.*	BRL	398,100	2,574,309	2.21
			7,835,974	6.74

China (Cost $39,981,298)
Angang Steel Co. Ltd., Class H	HKD	3,744,000	1,649,923	1.42
Angel Yeast Co. Ltd., Class A	CNH	130,400	749,175	0.65
ANTA Sports Products Ltd.	HKD	116,000	1,334,093	1.15
Beijing Oriental Yuhong Waterproof Technology Co. Ltd.,
Class A	CNH	171,670	1,160,324	1.00
China Mengniu Dairy Co. Ltd.*	HKD	325,000	1,748,547	1.50
China Merchants Bank Co. Ltd., Class H	HKD	318,500	1,917,226	1.65
ENN Energy Holdings Ltd.	HKD	79,900	1,062,229	0.91
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	378,996	1,282,632	1.10
JD.com, Inc. ADR*		54,957	3,388,649	2.92
JD.com, Inc., Class A*	HKD	3,773	117,606	0.10
Meituan, Class B*,2	HKD	149,100	3,200,280	2.75
NetEase, Inc. ADR		46,962	4,476,888	3.85
Prosus N.V.*	EUR	44,448	2,143,313	1.84
Shanghai Putailai New Energy Technology Co. Ltd., Class A	CNH	63,117	1,105,424	0.95
Tencent Holdings Ltd.	HKD	106,100	4,976,661	4.28
WuXi AppTec Co. Ltd., Class H2	HKD	103,100	1,380,865	1.19
Yunnan Energy New Material Co. Ltd., Class A	CNH	32,821	992,961	0.85
			32,686,796	28.11

Hong Kong (Cost $2,980,640)
AIA Group Ltd.	HKD	296,200	2,893,849	2.49
			2,893,849	2.49

India (Cost $16,817,960)
Eicher Motors Ltd.	INR	40,478	1,379,485	1.19
Granules India Ltd.	INR	494,451	1,806,081	1.55
HDFC Bank Ltd. ADR		52,978	2,924,915	2.51
Hindalco Industries Ltd.	INR	177,718	1,105,518	0.95
ICICI Bank Ltd. ADR		248,082	4,723,481	4.06
Indian Energy Exchange Ltd.[2]	INR	424,326	1,169,369	1.01
Larsen & Toubro Ltd.	INR	44,807	983,571	0.85
Larsen & Toubro Ltd. GDR (Registered)		70,516	1,527,357	1.31
Tata Consultancy Services Ltd.	INR	39,732	1,828,245	1.57
			17,448,022	15.00

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Kazakhstan (Cost $3,218,435)
Kaspi.KZ JSC GDR (Registered)		28,770	$1,828,943	1.57
NAC Kazatomprom JSC GDR		36,081	1,023,813	0.88
			2,852,756	2.45

Malaysia (Cost $1,704,072)
My EG Services Bhd.	MYR	8,997,954	1,924,329	1.66
			1,924,329	1.66

Mexico (Cost $6,823,697)
Fomento Economico Mexicano S.A.B. de C.V. ADR		35,066	2,620,833	2.25
Grupo Aeroportuario del Pacifico S.A.B. de C.V., Class B*	MXN	125,800	1,935,902	1.66
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	306,800	2,025,287	1.74
Grupo Mexico S.A.B. de C.V., Series B	MXN	165,137	772,983	0.67
			7,355,005	6.32

Philippines (Cost $1,212,746)
BDO Unibank, Inc.	PHP	479,500	1,183,598	1.02
			1,183,598	1.02

Poland (Cost $1,346,586)
Dino Polska S.A.*,2	PLN	16,879	1,089,338	0.94
			1,089,338	0.94

Qatar (Cost $1,185,045)
Qatar National Bank QPSC	QAR	185,032	1,179,889	1.01
			1,179,889	1.01

Russian Federation (Cost $6,693,747)
Fix Price Group Ltd. GDR[2,3,4]		297,371	30	—
Fix Price Group Ltd. GDR (Registered)[3]		124,253	12	—
HeadHunter Group PLC ADR[3]		7,572	1	—
LUKOIL PJSC ADR[3]		21,299	2	—
Yandex N.V., Class A*,3		24,800	3	—
			48	—

Saudi Arabia (Cost $1,880,191)
Saudi National Bank (The)	SAR	100,344	2,098,575	1.80
			2,098,575	1.80

South Korea (Cost $14,408,982)
Dentium Co. Ltd.	KRW	23,401	1,247,121	1.07
Hana Materials, Inc.	KRW	23,523	1,157,941	1.00
Hansol Chemical Co. Ltd.	KRW	21,703	4,137,768	3.56
Hugel, Inc.*	KRW	15,408	1,517,734	1.30
KoMiCo Ltd.	KRW	26,095	1,116,118	0.96
SK Hynix, Inc.	KRW	32,812	2,858,671	2.46
SKC Co. Ltd.	KRW	11,727	1,382,545	1.19
			13,417,898	11.54

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets
Taiwan (Cost $15,734,940)
Delta Electronics, Inc.	TWD	136,000	$1,135,208	0.98
Parade Technologies Ltd.	TWD	16,000	760,226	0.65
Sensortek Technology Corp.	TWD	73,000	819,199	0.70
Silergy Corp.	TWD	13,232	1,168,680	1.01
Sinbon Electronics Co. Ltd.	TWD	127,000	1,113,405	0.96
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	350,000	6,384,000	5.49
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		44,987	4,180,642	3.59
			15,561,360	13.38

United Arab Emirates (Cost $1,234,879)
Emaar Properties PJSC	AED	747,312	1,292,102	1.11
			1,292,102	1.11

Total Common Stocks (Cost $122,801,781)			108,819,539	93.57

Preferred Stocks

Brazil (Cost $3,139,880)
Gerdau S.A. ADR, 2.839%[5]		192,788	1,093,108	0.94
Petroleo Brasileiro S.A. ADR, 9.385%[5]		176,362	2,163,962	1.86
			3,257,070	2.80

South Korea (Cost $2,554,852)
LG Chem Ltd., 4.725%[5]	KRW	8,147	1,593,541	1.37
			1,593,541	1.37

Total Preferred Stocks (Cost $5,694,732)			4,850,611	4.17

Total Investments (Total Cost $128,496,513)			113,670,150	97.74

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			2,623,488	2.26

Net Assets			$116,293,638	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]

Restricted security that has been deemed illiquid. At April 30, 2022 the value of these restricted illiquid securities amount to $30 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Fix Price Group Ltd. GDR, 0.0000%	3/10/21-4/20/21	$2,917,220

[5]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

At April 30, 2022, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Communication Services	8.1%
Consumer Discretionary	13.6
Consumer Staples	5.3
Energy	2.8
Financials	18.9
Health Care	6.0
Industrials	4.9
Information Technology	23.2
Materials	12.9
Real Estate	1.1
Utilities	0.9
Total Investments	97.7
Other Assets Less Liabilities	2.3
Net Assets	100.0%

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$ 7,835,974	$ —	$—	$ 7,835,974
China	7,865,537	24,821,259	—	32,686,796
Hong Kong	—	2,893,849	—	2,893,849
India	7,648,396	9,799,626	—	17,448,022
Kazakhstan	—	2,852,756	—	2,852,756
Malaysia	—	1,924,329	—	1,924,329
Mexico	7,355,005	—	—	7,355,005
Philippines	—	1,183,598	—	1,183,598
Poland	—	1,089,338	—	1,089,338
Qatar	—	1,179,889	—	1,179,889
Russian Federation	—	—	48	48
Saudi Arabia	—	2,098,575	—	2,098,575
South Korea	—	13,417,898	—	13,417,898
Taiwan	4,180,642	11,380,718	—	15,561,360
United Arab Emirates	—	1,292,102	—	1,292,102

Total Common Stocks	34,885,554	73,933,937	48	108,819,539
Preferred Stocks
Brazil	3,257,070	—	—	3,257,070
South Korea	—	1,593,541	—	1,593,541

Total Preferred Stocks	3,257,070	1,593,541	—	4,850,611

Total Investments	$38,142,624	$75,527,478	$48	$113,670,150

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$—	$—	$—	$—	$48	$—	$48	$(8,413,584)
Total	$—	$—	$—	$—	$—	$—	$48	$—	$48	$(8,413,584)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input
Common Stock	$48	Zero Priced Asset	Inputs to Model

The following is a summary of the fair values of the Fund’s derivative instruments*:

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments

Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Loss on Forward Foreign Currency Exchange Contracts	$(1,482)

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Common Stocks

Brazil (Cost $1,184,628)
Arco Platform Ltd., Class A*		9,500	$188,860	1.77
Arezzo Industria e Comercio S.A.	BRL	14,100	255,166	2.40
Hapvida Participacoes e Investimentos S.A.[2]	BRL	88,093	156,267	1.47
MercadoLibre, Inc.*		200	194,726	1.83
TOTVS S.A.*	BRL	39,100	252,839	2.37
			1,047,858	9.84

China (Cost $3,724,163)
ANTA Sports Products Ltd.	HKD	12,200	140,310	1.32
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	CNH	26,300	177,763	1.67
China Merchants Bank Co. Ltd., Class H	HKD	35,500	213,694	2.01
Hefei Meiya Optoelectronic Technology, Inc., Class A	CNH	47,400	160,415	1.51
JD.com, Inc. ADR*		6,126	377,729	3.55
JD.com, Inc., Class A*	HKD	461	14,369	0.13
NetEase, Inc. ADR		4,358	415,448	3.90
Prosus N.V.*	EUR	3,977	191,774	1.80
Shanghai Putailai New Energy Technology Co. Ltd., Class A	CNH	9,100	159,376	1.50
Tencent Holdings Ltd.	HKD	12,400	581,627	5.46
WuXi AppTec Co. Ltd., Class H2	HKD	19,980	267,601	2.51
Xiabuxiabu Catering Management China Holdings Co. Ltd.*,2	HKD	215,000	94,216	0.88
Yunnan Energy New Material Co. Ltd., Class A	CNH	4,600	139,168	1.31
			2,933,490	27.55

Hong Kong (Cost $415,994)
AIA Group Ltd.	HKD	41,600	406,429	3.82
			406,429	3.82

India (Cost $1,287,499)
Granules India Ltd.	INR	64,010	233,809	2.20
HDFC Bank Ltd. ADR		6,391	352,847	3.31
ICICI Bank Ltd. ADR		24,700	470,288	4.42
Quess Corp. Ltd.[2]	INR	19,112	175,984	1.65
Tata Consultancy Services Ltd.	INR	3,661	168,459	1.58
			1,401,387	13.16

Kazakhstan (Cost $129,320)
Kaspi.KZ JSC GDR (Registered)		3,127	198,787	1.87
			198,787	1.87

Malaysia (Cost $241,809)
My EG Services Bhd.	MYR	1,518,480	324,747	3.05
			324,747	3.05

Mexico (Cost $524,944)
Fomento Economico Mexicano S.A.B. de C.V. ADR		4,739	354,193	3.33

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Mexico (continued)
Grupo Financiero Banorte S.A.B. de C.V., Class O	MXN	37,000	$244,249	2.29
			598,442	5.62

Poland (Cost $204,714)
Dino Polska S.A.*,2	PLN	2,660	171,671	1.61
			171,671	1.61

Qatar (Cost $165,690)
Qatar National Bank QPSC	QAR	25,956	165,513	1.56
			165,513	1.56

Russian Federation (Cost $686,783)
Fix Price Group Ltd. GDR[2,3,4]		56,671	6	—
HeadHunter Group PLC ADR[4,5]		1,035	—	—
Yandex N.V., Class A*,4,5		2,600	—	—
			6	—

Saudi Arabia (Cost $175,032)
Saudi National Bank (The)	SAR	8,702	181,992	1.71
			181,992	1.71

South Korea (Cost $1,528,733)
Dentium Co. Ltd.	KRW	6,807	362,769	3.41
Douzone Bizon Co. Ltd.	KRW	4,344	139,604	1.31
Hansol Chemical Co. Ltd.	KRW	2,541	484,452	4.55
Hugel, Inc.*	KRW	1,907	187,845	1.77
SK Hynix, Inc.	KRW	2,486	216,587	2.03
			1,391,257	13.07

Taiwan (Cost $1,367,991)
Andes Technology Corp.	TWD	13,000	127,149	1.19
Delta Electronics, Inc.	TWD	22,000	183,637	1.73
Parade Technologies Ltd.	TWD	2,000	95,028	0.89
Silergy Corp.	TWD	2,000	176,645	1.66
Taiwan Semiconductor Manufacturing Co. Ltd.	TWD	27,000	492,480	4.63
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		5,607	521,058	4.89
			1,595,997	14.99

Total Common Stocks (Cost $11,637,300)			10,417,576	97.85

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Shares	Value	% of Net Assets

Preferred Stocks

South Korea (Cost $285,791)
LG Chem Ltd., 4.725%[6]	KRW	916	$179,168	1.68
			179,168	1.68

Total Preferred Stocks (Cost $285,791)			179,168	1.68

Total Investments (Total Cost $11,923,091)			10,596,744	99.53

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			49,900	0.47

Net Assets			$10,646,644	100.00

*	Non-income producing security.
[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[3]	Security is a Level 3 investment.
[4]

Restricted security that has been deemed illiquid. At April 30, 2022 the value of these restricted illiquid securities amount to $6 or 0.00% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION DATE	ACQUISITION COST

Fix Price Group Ltd. GDR	3/5/21-3/10/21	$556,805
HeadHunter Group PLC ADR	8/5/20-8/7/20	21,753
Yandex N.V., Class A	2/27/20-1/27/22	108,225

[5]	Security has been deemed worthless and is a Level 3 investment.
[6]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Percentages shown are based on net assets.

At April 30, 2022, the industry sectors for the Ashmore Emerging Markets Equity ESG Fund were:

Sector	Percentage of Net Assets
Communication Services	9.4%
Consumer Discretionary	13.7
Consumer Staples	4.9
Financials	21.0
Health Care	11.3
Industrials	3.2
Information Technology	25.3
Materials	10.7
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS EQUITY ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Brazil	$1,047,858	$—	$—	$1,047,858
China	793,177	2,140,313	—	2,933,490
Hong Kong	—	406,429	—	406,429
India	823,135	578,252	—	1,401,387
Kazakhstan	—	198,787	—	198,787
Malaysia	—	324,747	—	324,747
Mexico	598,442	—	—	598,442
Poland	—	171,671	—	171,671
Qatar	—	165,513	—	165,513
Russian Federation	—	—	6	6
Saudi Arabia	—	181,992	—	181,992
South Korea	—	1,391,257	—	1,391,257
Taiwan	521,058	1,074,939	—	1,595,997

Total Common Stocks	3,783,670	6,633,900	6	10,417,576
Preferred Stocks
South Korea	—	179,168	—	179,168

Total Investments	$3,783,670	$6,813,068	$ 6	$10,596,744

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022
Investments, at value
Common Stock
Russian Federation	$—	$—	$—	$—	$—	$—	$6	$—	$6	$(903,515)
Total	$—	$—	$—	$—	$—	$—	$6	$—	$6	$(903,515)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input
Common Stock	$6	Zero Priced Asset	Inputs to Model

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency	Par	Value	% of Net Assets
Debt Securities

Bahrain (Cost $204,104)
BBK BSC, 5.500%, 07/09/2024		200,000	$203,908	2.15
			203,908	2.15

Brazil (Cost $807,308)
BRF GmbH, 4.350%, 09/29/2026		200,000	189,502	1.99
Gol Finance S.A., 8.000%, 06/30/2026		200,000	174,500	1.84
MercadoLibre, Inc., 2.375%, 01/14/2026		200,000	180,544	1.90
Unigel Luxembourg S.A., 8.750%, 10/01/2026		200,000	207,100	2.18
			751,646	7.91

China (Cost $207,299)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 2.287%, 07/03/2023		210,000	205,013	2.16
			205,013	2.16

Colombia (Cost $249,977)
Ecopetrol S.A., 4.125%, 01/16/2025		140,000	135,451	1.42
Ecopetrol S.A., 5.375%, 06/26/2026		100,000	98,410	1.04
			233,861	2.46

India (Cost $410,644)
ABJA Investment Co. Pte. Ltd., 5.950%, 07/31/2024		200,000	205,500	2.16
Greenko Solar Mauritius Ltd., 5.550%, 01/29/2025		200,000	196,560	2.07
			402,060	4.23

Indonesia (Cost $425,640)
Indonesia Asahan Aluminium Persero PT, 4.750%, 05/15/2025		400,000	400,048	4.21
			400,048	4.21

Jordan (Cost $204,720)
Hikma Finance U.S.A. LLC, 3.250%, 07/09/2025		200,000	191,824	2.02
			191,824	2.02

Kazakhstan (Cost $192,102)
Tengizchevroil Finance Co. International Ltd., 2.625%, 08/15/2025		200,000	177,000	1.86
			177,000	1.86

Kuwait (Cost $214,788)
MEGlobal Canada ULC, 5.000%, 05/18/2025		200,000	203,626	2.14
			203,626	2.14

Mexico (Cost $1,154,047)
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	172,785	1.82
Electricidad Firme de Mexico Holdings S.A. de C.V., 4.900%, 11/20/2026		200,000	177,000	1.86
Grupo Axo S.A.P.I. de C.V., 5.750%, 06/08/2026		200,000	183,000	1.93
Petroleos Mexicanos, 6.875%, 10/16/2025		331,000	334,244	3.52

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency	Par	Value	% of Net Assets
Mexico (continued)
Trust Fibra Uno, 5.250%, 01/30/2026		200,000	$198,800	2.09
			1,065,829	11.22

Morocco (Cost $323,710)
OCP S.A., 5.625%, 04/25/2024		310,000	317,750	3.34
			317,750	3.34

Oman (Cost $617,647)
Bank Muscat SAOG, 4.750%, 03/17/2026		200,000	199,524	2.10
National Bank of Oman SAOG, 5.625%, 09/25/2023		200,000	202,000	2.13
Oztel Holdings SPC Ltd., 5.625%, 10/24/2023		200,000	201,297	2.12
			602,821	6.35

Panama (Cost $203,922)
Banco Latinoamericano de Comercio Exterior S.A., 2.375%, 09/14/2025		200,000	190,000	2.00
			190,000	2.00

Peru (Cost $200,526)
Credicorp Ltd., 2.750%, 06/17/2025		200,000	188,729	1.99
			188,729	1.99

Poland (Cost $356,894)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	130,000	121,894	1.28
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	142,500	1.50
			264,394	2.78

Saudi Arabia (Cost $1,099,752)
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		256,000	250,573	2.64
Dar Al-Arkan Sukuk Co. Ltd., 6.750%, 02/15/2025		200,000	202,534	2.13
SABIC Capital II B.V., 4.000%, 10/10/2023		317,000	320,441	3.37
Samba Funding Ltd., 2.750%, 10/02/2024		333,000	325,970	3.43
			1,099,518	11.57

Singapore (Cost $432,880)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	195,550	2.06
Puma International Financing S.A., 5.125%, 10/06/2024		240,000	229,027	2.41
			424,577	4.47

South Africa (Cost $616,542)
Liquid Telecommunications Financing PLC, 5.500%, 09/04/2026		200,000	191,000	2.01
Prosus N.V., 3.257%, 01/19/2027[1]		205,000	183,325	1.93
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	199,200	2.10
			573,525	6.04

Tanzania (Cost $208,658)
HTA Group Ltd., 7.000%, 12/18/2025		200,000	197,600	2.08
			197,600	2.08

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency	Par	Value	% of Net Assets
United Arab Emirates (Cost $1,291,438)
Abu Dhabi Commercial Bank PJSC, 4.000%, 03/13/2023		213,000	$214,640	2.26
ADCB Finance Cayman Ltd., 4.000%, 03/29/2023		214,000	215,634	2.27
DIB Sukuk Ltd., 3.625%, 02/06/2023		200,000	201,318	2.12
Fab Sukuk Co. Ltd., 3.625%, 03/05/2023		321,000	322,913	3.40
Mashreqbank PSC, 4.250%, 02/26/2024		322,000	325,284	3.42
			1,279,789	13.47

Total Debt Securities (Cost $9,422,598)			8,973,518	94.45

Total Investments (Total Cost $9,422,598)			8,973,518	94.45

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			527,756	5.55

Net Assets			$9,501,274	100.00

[1]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Short Duration Select Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/18/2022	Morgan Stanley	United States Dollar	129,858	Euro	119,149	$4,063

Subtotal Appreciation						4,063

Total						$4,063

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Select Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$6,936,437	$—	$6,936,437
Financial Certificates	—	977,338	—	977,338
Government Agencies	—	869,743	—	869,743
Municipal Bonds	—	190,000	—	190,000

Total Debt Securities	—	8,973,518	—	8,973,518
Total Investments	$—	$8,973,518	$—	$8,973,518

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS SHORT DURATION SELECT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,063	$—	$4,063
Total Other Financial Instruments	$—	$4,063	$—	$4,063

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$4,063

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk
Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$12,000

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$ 4,263

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Bahrain (Cost $244,948)
BBK BSC, 5.500%, 07/09/2024		240,000	$244,690	1.38
			244,690	1.38

Brazil (Cost $1,444,272)
Braskem Netherlands Finance B.V., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 8.220%), 8.500%, 01/23/2081[2]		200,000	207,280	1.17
JBS U.S.A. LUX S.A./JBS U.S.A. Finance, Inc., 6.750%, 02/15/2028		200,000	206,502	1.16
Petrobras Global Finance B.V., 6.875%, 01/20/2040		215,000	212,680	1.20
St Marys Cement, Inc., 5.750%, 01/28/2027		220,000	224,677	1.26
Suzano Austria GmbH, 5.000%, 01/15/2030		225,000	212,346	1.20
Vale Overseas Ltd., 8.250%, 01/17/2034		190,000	228,950	1.29
			1,292,435	7.28

Chile (Cost $1,147,334)
Cencosud S.A., 6.625%, 02/12/2045		200,000	226,250	1.27
Empresa Nacional del Petroleo, 5.250%, 11/06/2029		268,000	259,036	1.46
GNL Quintero S.A., 4.634%, 07/31/2029		202,952	198,081	1.11
VTR Comunicaciones S.p.A., 5.125%, 01/15/2028		361,000	324,539	1.83
			1,007,906	5.67

China (Cost $404,541)
Huarong Finance 2017 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.325%), 2.287%, 07/03/2023		210,000	205,012	1.15
Huarong Finance 2019 Co. Ltd., (Floating, ICE LIBOR USD 3M + 1.125%), 1.613%, 02/24/2023		200,000	195,500	1.10
			400,512	2.25

Colombia (Cost $819,456)
Ecopetrol S.A., 6.875%, 04/29/2030		430,000	424,629	2.39
Transportadora de Gas Internacional S.A. ESP, 5.550%, 11/01/2028		275,000	268,128	1.51
			692,757	3.90

Hong Kong (Cost $201,689)
Phoenix Lead Ltd., 4.850%, 08/23/2022		200,000	186,310	1.05
			186,310	1.05

India (Cost $645,765)
Bharti Airtel Ltd., 3.250%, 06/03/2031		200,000	171,547	0.97
NTPC Ltd., 4.500%, 03/19/2028		200,000	194,064	1.09
Power Finance Corp. Ltd., 4.500%, 06/18/2029		240,000	226,813	1.28
			592,424	3.34

Indonesia (Cost $1,620,685)
Freeport Indonesia PT, 4.763%, 04/14/2027[3]		200,000	198,734	1.12
Indonesia Asahan Aluminium Persero PT, 6.530%, 11/15/2028		200,000	217,846	1.23
Indonesia Asahan Aluminium Persero PT, 6.757%, 11/15/2048		200,000	209,000	1.18

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Indonesia (continued)
Minejesa Capital B.V., 4.625%, 08/10/2030		385,000	$349,684	1.97
Pertamina Persero PT, 6.500%, 11/07/2048		200,000	215,940	1.21
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 6.150%, 05/21/2048		200,000	200,954	1.13
			1,392,158	7.84

Israel (Cost $1,619,554)
Bank Hapoalim B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.155%), 3.255%, 01/21/2032[2,3]		200,000	180,000	1.01
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,3]		245,000	224,175	1.26
Leviathan Bond Ltd., 6.750%, 06/30/2030[3]		390,000	382,744	2.16
Mizrahi Tefahot Bank Ltd., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.250%), 3.077%, 04/07/2031[2,3]		310,000	280,395	1.58
Teva Pharmaceutical Finance Netherlands II B.V., 4.375%, 05/09/2030	EUR	200,000	186,199	1.05
Teva Pharmaceutical Finance Netherlands III B.V., 6.750%, 03/01/2028		200,000	203,050	1.14
			1,456,563	8.20

Kazakhstan (Cost $486,919)
KazMunayGas National Co. JSC, 6.375%, 10/24/2048		211,000	201,402	1.13
Tengizchevroil Finance Co. International Ltd., 3.250%, 08/15/2030		200,000	160,782	0.91
			362,184	2.04

Kuwait (Cost $760,348)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	216,491	1.22
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		510,000	489,090	2.75
			705,581	3.97

Mexico (Cost $2,867,099)
Alfa S.A.B. de C.V., 6.875%, 03/25/2044		205,000	214,225	1.21
Axtel S.A.B. de C.V., 6.375%, 11/14/2024		173,000	172,785	0.97
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander, 5.375%, 04/17/2025		220,000	225,500	1.27
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		200,000	187,250	1.05
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	161,250	0.91
Cometa Energia S.A. de C.V., 6.375%, 04/24/2035		249,660	249,787	1.41
Corp. Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 05/13/2031		300,000	263,250	1.48
Infraestructura Energetica Nova S.A.B. de C.V., 4.750%, 01/15/2051		275,000	225,847	1.27
Mexico Generadora de Energia S. de r.l., 5.500%, 12/06/2032		201,267	197,998	1.12
Petroleos Mexicanos, 7.690%, 01/23/2050		450,000	351,617	1.98
Trust Fibra Uno, 4.869%, 01/15/2030		325,000	306,274	1.72
			2,555,783	14.39

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Panama (Cost $801,494)
AES Panama Generation Holdings SRL, 4.375%, 05/31/2030		290,000	$258,100	1.45
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	194,062	1.09
Cable Onda S.A., 4.500%, 01/30/2030		280,000	261,800	1.48
			713,962	4.02

Peru (Cost $1,011,235)
Banco Internacional del Peru S.A.A. Interbank, 3.250%, 10/04/2026		150,000	142,501	0.80
InRetail Consumer, 3.250%, 03/22/2028		250,000	220,625	1.24
Kallpa Generacion S.A., 4.125%, 08/16/2027		200,000	185,752	1.05
Minsur S.A., 4.500%, 10/28/2031		400,000	359,000	2.02
			907,878	5.11

Poland (Cost $209,583)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	175,000	164,088	0.92
			164,088	0.92

Qatar (Cost $404,594)
Doha Finance Ltd., 2.375%, 03/31/2026		200,000	188,500	1.06
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.665%, 02/07/2025		200,000	201,070	1.13
			389,570	2.19

Romania (Cost $310,738)
NE Property B.V., 1.875%, 10/09/2026	EUR	275,000	264,930	1.49
			264,930	1.49

Saudi Arabia (Cost $1,240,451)
Acwa Power Management And Investments One Ltd., 5.950%, 12/15/2039		304,421	315,593	1.78
Arabian Centres Sukuk Ltd., 5.375%, 11/26/2024		200,000	195,760	1.10
EIG Pearl Holdings S.a.r.l., 3.545%, 08/31/2036[3]		400,000	354,295	1.99
Saudi Electricity Global Sukuk Co. 3, 5.500%, 04/08/2044		230,000	240,996	1.36
			1,106,644	6.23

Singapore (Cost $455,192)
DBS Group Holdings Ltd., (Variable, U.S. Treasury Yield
Curve Rate CMT 5Y + 1.915%), 3.300%, 02/27/2025[2]		250,000	241,130	1.36
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	195,550	1.10
			436,680	2.46

South Africa (Cost $1,156,137)
AngloGold Ashanti Holdings PLC, 3.375%, 11/01/2028		200,000	178,549	1.01
Gold Fields Orogen Holdings BVI Ltd., 6.125%, 05/15/2029		290,000	305,950	1.72
Prosus N.V., 3.680%, 01/21/2030		400,000	337,296	1.90
Sasol Financing U.S.A. LLC, 5.875%, 03/27/2024		200,000	199,200	1.12
			1,020,995	5.75

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Korea (Cost $199,028)
Shinhan Bank Co. Ltd., 4.375%, 04/13/2032[3]		200,000	$196,068	1.10
			196,068	1.10

Thailand (Cost $708,792)
Bangkok Bank PCL, 9.025%, 03/15/2029		190,000	232,059	1.31
GC Treasury Center Co. Ltd., 2.980%, 03/18/2031		255,000	220,280	1.24
GC Treasury Center Co. Ltd., 4.400%, 03/30/2032[3]		200,000	190,332	1.07
			642,671	3.62

United Arab Emirates (Cost $779,022)
DP World Crescent Ltd., 3.750%, 01/30/2030		361,000	345,391	1.95
First Abu Dhabi Bank PJSC, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 4.138%), 4.500%, 04/05/2026[2]		200,000	197,550	1.11
Galaxy Pipeline Assets Bidco Ltd., 2.940%, 09/30/2040		196,522	164,108	0.92
			707,049	3.98

Total Debt Securities (Cost $19,538,876)			17,439,838	98.18

Total Investments in Securities (Cost $19,538,876)			17,439,838	98.18

Total Investments (Total Cost $19,538,876)			17,439,838	98.18

Other Assets Less Liabilities (See Statements of Assets and

Liabilities for further detail)			324,067	1.82

Net Assets			$17,763,905	100.00

1	Local currency is United States Dollars unless otherwise noted below.
2	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
3	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Investment Grade Income Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/18/2022	Morgan Stanley	United States Dollar	683,266	Euro	626,919	$21,380

Subtotal Appreciation						21,380

Total						$21,380

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS INVESTMENT GRADE INCOME FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Investment Grade Income Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$14,641,400	$—	$14,641,400
Corporate Convertible Bonds	—	871,820	—	871,820
Financial Certificates	—	983,217	—	983,217
Government Agencies	—	943,401	—	943,401

Total Debt Securities	—	17,439,838	—	17,439,838

Total Investments	$—	$17,439,838	$—	$17,439,838

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$21,380	$—	$21,380

Total Other Financial Instruments	$—	$21,380	$—	$21,380

The following is a summary of the fair values of the Fund’s derivative instruments*:

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$21,380

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$39,186

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$21,121

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,667,027)
Banco do Brasil S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 4.398%), 6.250%, 04/15/2024[2]		290,000	$267,891	3.45
JSM Global S.a.r.l., 4.750%, 10/20/2030		230,000	196,726	2.53
Klabin Austria GmbH, 7.000%, 04/03/2049		230,000	222,842	2.87
MARB BondCo PLC, 3.950%, 01/29/2026		300,000	249,204	3.21
Oi S.A., 10.000%, 07/27/2025[3]		290,000	231,278	2.97
Suzano Austria GmbH, 7.000%, 03/16/2047		200,000	200,152	2.57
			1,368,093	17.60

Chile (Cost $194,269)
VTR Finance N.V., 6.375%, 07/15/2028		200,000	182,502	2.35
			182,502	2.35

China (Cost $1,397,716)
Central China Real Estate Ltd., 7.250%, 08/13/2024		300,000	99,150	1.27
Fantasia Holdings Group Co. Ltd., 11.875%, 06/01/2023		280,000	44,800	0.58
Kaisa Group Holdings Ltd., 11.250%, 04/16/2025		280,000	56,350	0.72
Sunac China Holdings Ltd., 7.500%, 02/01/2024		260,000	61,100	0.79
Zhenro Properties Group Ltd., 7.875%, 04/14/2024		290,000	26,100	0.34
			287,500	3.70

Colombia (Cost $175,562)
Millicom International Cellular S.A., 5.125%, 01/15/2028		180,000	169,650	2.18
			169,650	2.18

Ecuador (Cost $281,244)
International Airport Finance S.A., 12.000%, 03/15/2033		286,588	299,484	3.85
			299,484	3.85

India (Cost $192,312)
Greenko Power II Ltd., 4.300%, 12/13/2028		200,000	176,000	2.26
			176,000	2.26

Israel (Cost $483,966)
Bank Leumi Le-Israel B.M., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 1.631%), 3.275%, 01/29/2031[2,4]		200,000	183,000	2.36
Teva Pharmaceutical Finance Co. LLC, 6.150%, 02/01/2036		270,000	255,118	3.28
			438,118	5.64

Jamaica (Cost $266,239)
Digicel Group Holdings Ltd., 10.000%, (80% Cash), 04/01/2024[3]		275,780	275,399	3.54
			275,399	3.54

Kuwait (Cost $432,815)
MEGlobal Canada ULC, 5.875%, 05/18/2030		200,000	216,491	2.78

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets

Kuwait (continued)
NBK Tier 1 Financing 2 Ltd., (Variable, USD CMT 6Y + 2.832%), 4.500%, 08/27/2025[2]		200,000	$191,800	2.47
			408,291	5.25

Mexico (Cost $1,523,481)
Banco Mercantil del Norte S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 10Y + 7.760%), 8.375%, 10/14/2030[2]		260,000	268,320	3.45
BBVA Bancomer S.A., (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 2.650%), 5.125%, 01/18/2033[2]		240,000	224,700	2.89
Braskem Idesa S.A.P.I., 7.450%, 11/15/2029		300,000	280,878	3.61
CIBANCO S.A. Institucion de Banca Multiple Trust CIB/3332, 4.375%, 07/22/2031		200,000	161,250	2.08
Orbia Advance Corp. S.A.B. de C.V., 5.875%, 09/17/2044		200,000	189,037	2.43
Trust Fibra Uno, 6.390%, 01/15/2050		220,000	205,152	2.64
			1,329,337	17.10

Panama (Cost $198,817)
C&W Senior Financing DAC, 6.875%, 09/15/2027		200,000	194,062	2.50
			194,062	2.50

Peru (Cost $184,326)
Intercorp Peru Ltd., 3.875%, 08/15/2029		200,000	178,502	2.30
			178,502	2.30

Poland (Cost $304,056)
GTC Aurora Luxembourg S.A., 2.250%, 06/23/2026	EUR	100,000	93,765	1.21
Oriflame Investment Holding PLC, 5.125%, 05/04/2026		200,000	142,500	1.83
			236,265	3.04

Qatar (Cost $283,311)
QIB Sukuk Ltd., (Floating, ICE LIBOR USD 3M + 1.350%), 1.665%, 02/07/2025		280,000	281,498	3.62
			281,498	3.62

Romania (Cost $207,747)
NE Property B.V., 1.875%, 10/09/2026	EUR	170,000	163,775	2.11
			163,775	2.11

Russian Federation (Cost $184,629)
Sovcombank Via SovCom Capital DAC, (Variable,
U.S. Treasury Yield Curve Rate CMT 5Y + 6.362%), 7.600%, 02/17/2027[2,5]		200,000	—	—
			—	—

Singapore (Cost $210,492)
GLP Pte. Ltd., 3.875%, 06/04/2025		200,000	195,550	2.52
			195,550	2.52

South Africa (Cost $410,033)
MTN Mauritius Investments Ltd., 6.500%, 10/13/2026		210,000	217,667	2.80

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Currency[1]	Par	Value	% of Net Assets
South Africa (continued)
Prosus N.V., 3.680%, 01/21/2030		200,000	$168,648	2.17
			386,315	4.97

Turkey (Cost $198,560)
Zorlu Yenilenebilir Enerji A.S., 9.000%, 06/01/2026		200,000	169,000	2.17
			169,000	2.17

Ukraine (Cost $238,330)
VF Ukraine PAT via VFU Funding PLC, 6.200%, 02/11/2025		230,000	119,600	1.54
			119,600	1.54

United Arab Emirates (Cost $727,632)
DIB Sukuk Ltd., 2.950%, 01/16/2026		240,000	232,848	2.99
DP World Ltd., 6.850%, 07/02/2037		200,000	227,000	2.92
DP World Salaam, (Variable, U.S. Treasury Yield Curve Rate CMT 5Y + 5.750%), 6.000%, 10/01/2025[2]		200,000	202,756	2.61
			662,604	8.52

Total Debt Securities (Cost $9,762,564)			7,521,545	96.76

Total Investments in Securities (Cost $9,762,564)			7,521,545	96.76

Total Investments (Total Cost $9,762,564)			7,521,545	96.76

Other Assets Less Liabilities (See Statements of Assets and Liabilities for further detail)			251,971	3.24

Net Assets			$7,773,516	100.00

[1]	Local currency is United States Dollars unless otherwise noted below.
[2]	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
[3]	Security is a payment-in-kind bond, and unless otherwise noted in the description of the security, pays its entire coupon on an in-kind basis.
[4]	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
[5]	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At April 30, 2022, the Ashmore Emerging Markets Corporate Income ESG Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)

05/18/2022	Morgan Stanley	United States Dollar	287,868	Euro	264,128	$9,008

Subtotal Appreciation						9,008

Total						$9,008

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities and other financial instruments, if any. See note 4 in the Notes to the Financial Statements for more information regarding pricing inputs and valuation techniques. The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Income ESG Fund’s investments and other financial instruments, which are carried at fair value, as of April 30, 2022:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$5,952,423	$—	$5,952,423
Corporate Convertible Bonds	—	676,020	—	676,020
Financial Certificates	—	717,102	—	717,102
Government Agencies	—	176,000	—	176,000

Total Debt Securities	—	7,521,545	—	7,521,545

Total Investments	$—	$7,521,545	$—	$7,521,545

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,008	$—	$9,008

Total Other Financial Instruments	$—	$9,008	$—	$9,008

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ended April 30, 2022:

Category and Subcategory	Beginning Balance at 10/31/2021	Accrued Discounts (Premiums)	Purchases	Sales	Realized Gains (Losses)	Change in Unrealized Appreciation (Depreciation)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 04/30/2022	Change in Unrealized Appreciation (Depreciation) from Investments still held 04/30/2022
Investments, at value
Corporate Bonds Russian Federation	$—	$—	$184,600	$—	$—	$184,629	$—	$—	$—		$(184,629)

Total	$—	$—	$184,600	$—	$—	$184,629	$—	$—	$—		$(184,629)

The following table on “Quantitative information about Level 3 Fair Value measurements” provides information on the valuation techniques and inputs used to value Level 3 securities at April 30, 2022:

Quantitative Information about Level 3 Fair Value Measurements

	Fair Value at 04/30/2022	Valuation Technique	Unobservable Input
Corporate Bonds	$—	Zero Priced Asset	Inputs to Model

The following is a summary of the fair values of the Fund’s derivative instruments*:

See accompanying notes to the financial statements.

ASHMORE EMERGING MARKETS CORPORATE INCOME ESG FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fair Values of Financial Derivative Instruments on the Statements of Assets and Liabilities as of April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Assets:
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$9,008

The Effect of Financial Derivative Instruments on the Statements of Operations for the Six Months Ended April 30, 2022:

Derivatives Not Accounted for as Hedging Instruments
Foreign Exchange Risk

Realized Gain (Loss) on Derivatives Recognized resulting from Operations:
Net Realized Gain on Forward Foreign Currency Exchange Contracts	$9,989

Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized resulting from Operations:
Net Change in Unrealized Appreciation on Forward Foreign Currency Exchange Contracts	$8,913

* See note 10 in the Notes to the Financial Statements for additional information.

See accompanying notes to the financial statements.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS

As of April 30, 2022 (Unaudited)

1.	Organization

Ashmore Funds (the “Trust”) is a Massachusetts business trust organized under the laws of the Commonwealth of Massachu-setts on August 6, 2010 (inception date) and is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act” or “1940 Act”), as an open-end management investment company. The Trust follows accounting and reporting guidance under Financial Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The Trust includes twelve funds as of April 30, 2022, each with its own investment objective. The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (each a “Fund” and collectively, the “Funds”) are separate series of the Trust. The Ashmore Emerging Markets Local Currency Bond Fund and the Ashmore Emerging Markets Short Duration Fund are each non-diversified funds. Non-diversified funds may invest a relatively large portion of their net assets in a single issuer or a small number of issuers. Each of the Funds’ financial statements are presented herein.

Ashmore Investment Advisors Limited (“AIAL” or the “Investment Manager”) serves as investment manager to the Funds. AIAL is a wholly owned subsidiary of Ashmore Investments (UK) Limited, which is a wholly owned subsidiary of Ashmore Group plc (“Ashmore Group”). Ashmore Investment Management (US) Corporation (“AIMUS”) is the principal underwriter of shares of the Funds. AIMUS is an affiliate of the Investment Manager. The Northern Trust Company (“Northern Trust”) serves as the administrator, custodian and transfer agent of the Funds.

Related parties or personnel of the Investment Manager may invest in the Funds. The Investment Manager could face a conflict of interest if a related party is invested in a Fund and that party’s interests diverge from those of the Fund, but equally this co-investment may serve to better align the interests of the Funds and the personnel of the Investment Manager. When a related party provides capital for a Fund, it may do so with the intention of redeeming all or part of its interest in the Fund at a future point in time.

The Funds have assessed the impact of the Alternative Investment Fund Managers Directive (AIFMD) (the “Directive”) on the financial statements of the Trust and have concluded that the Trust is exempt from following Chapter V. Section 1. Articles 103-111 of the European Commission’s Level 2 Delegated Regulation on the basis of the operations of the Trust (i) being Non-EEA AIFs (“European Economic Area Alternative Investment Funds”), and (ii) not being marketed in the European Union, as defined by the Directive.

2.	Significant accounting policies

The significant accounting policies adopted and consistently followed in the preparation of the Funds’ financial statements are set out below:

(a) Basis of preparation

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

(b) Use of estimates

The preparation of financial statements in accordance with U.S. GAAP requires estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues generated and expenses incurred during the reporting period. Actual

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

results could differ from these estimates. These financial statements contain all adjustments which are, in the opinion of the Trust, necessary to portray a fair statement of the period presented. Such adjustments are normal and recurring in nature. Valuation models used to determine the fair value of hard to value investments require the use of a number of market based assumptions.

(c) Determination of the Net Asset Value

The net asset value (“NAV”) of a Fund’s shares is calculated at the close of regular trading (normally 4:00 p.m. Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange (“NYSE”) is open for regular trading.

(d) Investment valuation

For the purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. Market values for securities and other instruments are generally determined on the basis of closing prices or the last reported sales prices on an exchange or other market, or if no closing prices or sales are reported, based on quotes or other market information obtained from a quotation reporting system, established market makers, or pricing services. Domestic and foreign debt securities for which the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities (e.g., certain foreign securities). Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain debt securities purchased on a delayed delivery basis are marked-to-market daily until settlement. Exchange traded options, futures and options on futures are generally valued at the settlement price determined by the exchange on which the instrument is primarily traded. With respect to any portion of a Fund’s assets that are invested in one or more open-ended investment management companies, a Fund’s NAV will be calculated based upon the NAVs of such investments. The prospectuses for these open-end management investment companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

If a Fund’s non-U.S. (foreign) security’s value has materially changed after the close of the security’s primary exchange or principal market but before the time as of which the Funds calculate their NAVs, the security will be valued at fair value based on procedures approved by the Board. A Fund may determine the fair value of investments based on information provided by pricing services and other third-party vendors, which may recommend fair value prices or adjustments with reference to other securities, indices or assets. The Funds may use fair value pricing more frequently for foreign securities or assets because, amongst other things, many foreign markets close well before the NAV of the Funds’ shares is next calculated. In considering whether fair value pricing is required and in determining fair values, the Fund may, amongst other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the time as of which the Funds calculate their NAVs. A Fund may utilize modeling tools provided by third-party vendors to determine the fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign securities on days when the Trust is not open for business, which may result in the values of a Fund’s portfolio investments being affected when investors are unable to buy, sell or exchange shares of the Fund.

Investments initially valued in currencies other than the United States Dollar are converted to the United States Dollar using exchange rates obtained from pricing services. Foreign exchange rates are calculated as of 4:00 p.m. Eastern time on each day that the NYSE opens for regular trading. As a result, the NAV of a Fund’s shares may be affected by changes in the value of currencies in relation to the United States Dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the United States Dollar may be affected significantly on a day that the NYSE is closed and an investor is not able to purchase, redeem or exchange shares of the Funds.

In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the Board’s approved valuation methods, the fair value of the security or asset will be determined in good faith by the Board, generally based upon recommendations provided by the Investment Manager. Market quotes are considered not readily available in circum- stances where there is an absence of current or reliable market-based data (e.g., trade information, bid/asked information,

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

broker quotes), including where events occur after the close of the relevant market, but prior to a Fund’s NAV calculation time, that materially affect the values of a Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. A Fund may also determine that market quotations are not readily available due to events relating to a single issuer (e.g., corporate actions or announcements) or events relating to multiple issuers (e.g., governmental actions or natural disasters). The Board has delegated to the Investment Manager the responsibility for monitoring significant events that may materially affect the values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Investment Manager primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information to determine the fair value of the investment. The Investment Manager may also apply a discount to the last traded price in situations where the last traded price may not represent the fair value of the security, such as if a security’s trading has been suspended on its primary trading market, a security has been de-listed from its primary trading market, a security has not traded for an extended period of time, or a security’s primary trading market is temporarily closed at a time when under normal conditions it would be open. Any such discount is based on a number of factors including but not limited to the circumstances surrounding any potential suspension or de-listing, market and industry conditions, competitor information, and the period of time since the last trading took place.

For Funds that use fair value pricing to determine the NAV of its shares, securities may not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at its direction believe accurately reflects fair value. Fair value pricing may require subjective determinations about the value of a security or asset. While the Funds’ policies are intended to result in a calculation of a Fund’s NAV that fairly reflects security and asset values as of the time of pricing, the Funds cannot ensure that fair values determined by the Board or persons acting at their direction accurately reflects the price that a Fund could obtain for a security or asset if it were to dispose of that security or asset at the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold. Also, the use of fair value pricing may not always result in adjustments to the prices of securities or other assets held by the Fund for the purpose of calculating the NAV of the Fund’s shares.

(e) Investment transactions, income and expenses

Investment transactions are recorded at the trade date. The Funds determine the gain or loss realized from investment transactions using an identified cost basis method. Interest income is recognized on an accrual basis and includes the amortization of premiums and the accretion of discounts using the effective yield method, net of any applicable tax withholding. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as such information is available, net of any applicable tax withholding. Other non-cash dividends are recognized as investment income at the fair value of the property received.

Expenses are recorded on an accrual basis. Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated amongst all the Funds in the Trust in proportion to each Fund’s relative net assets.

(f) Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal year-end, resulting from changes in exchange rates. Such fluctuations are included with the net realized gain or loss and unrealized appreciation or depreciation from foreign currency exchange transactions.

(g) Fully funded total return swaps

Each Fund is subject to market risk in the normal course of pursuing its investment objectives. Certain Funds may enter into fully funded total return swaps (“TRS”) to manage their exposure to the market, certain sectors of the market or a particular security or reference asset, or to create exposure to certain investments to which they would otherwise not be exposed.

Where a Fund enters into a TRS transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the estimated value of an emerging market debt or equity security, loan or other financial instrument, the TRS is considered an investment for financial statement purposes and is accounted for using the same policies as would apply to the underlying assets it represents. In addition to the market risk of the underlying security, index or reference asset, there is a risk of default by the counterparty to the transaction.

(h) Equity-Linked Securities

Certain Funds may purchase equity-linked securities, also known as participation notes. Equity-linked securities are primarily used by the Funds as an alternate means to access what is generally an emerging securities market. A Fund deposits cash with its custodian (or broker) in an amount near or equal to the value of the underlying security in exchange for an equity linked security. Upon sale, the Fund receives cash from the broker or custodian, equal to the value of the underlying security. In addition to the market risk and credit risk of the underlying securities, there is a risk of default by the counterparty to the transaction. In the event of insolvency of the counterparty, a Fund might be unable to obtain its expected benefit. In addition, while the Funds will seek to enter into such transactions only with parties that are capable of entering into closing transactions with a Fund, there can be no assurance that a Fund will be able to close out such a transaction with the counterparty or obtain an offsetting position with any counterparty at a time prior to the end of the term of the underlying agreement.

(i) Inflation Index Securities

Certain Funds may invest in inflation-indexed bonds which are fixed income securities whose principal value is periodically adjusted based on a measure of rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond interest will be paid based on a principal value which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the Statements of Operations, even though investors do not receive their principal until maturity. At April 30, 2022, all inflation-indexed bonds were shown on the Schedule of Investments with their original par and stated coupon rate.

(j) Credit-Linked Notes

Certain Funds may invest in credit-linked notes to provide exposure to the high yield or another fixed income market. The value of a credit-linked note is based on the price movements of a particular credit, known as a reference credit. Credit-linked notes that a Fund invests in are typically listed instruments that typically provide the same return as the underlying reference credit. A Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity. If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest. The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

3.	Principal Risks

In the normal course of business, the Funds trade financial instruments and enter into financial transactions where a risk of potential loss exists due to, amongst other things, changes in the market (market risk), or the failure or inability of the other party to a transaction to perform (credit and counterparty risk). See below for a summary description of select principal risks, some of which may not apply to a particular Fund. A discussion of the principal risks of investing in each Fund is included in that Fund’s prospectus.

Counterparty and Third Party Risk

Transactions involving a counterparty to a derivative or other instrument, or a third party responsible for servicing the instrument, are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability to perform in accordance with the terms of the transaction.

Credit Risk

The Funds could lose money if the issuer or guarantor of a debt security or other instrument is unable or unwilling to meet its financial obligations, and the lack of ability, or perceived lack of ability, of the issuer to make timely payments of interest and/or principal will negatively affect the value of the security or instrument.

Market Risk

The value of securities and instruments owned by the Funds may rise and fall, sometimes rapidly or unpredictably, due to factors affecting securities markets generally or particular industries or geographic areas. Recent instability in the financial markets has led governments around the world to take a number of unprecedented actions designed to support certain financial institutions and segments of the financial markets that have experienced extreme volatility, and in some cases a lack of liquidity. The withdrawal of this support, failure of these efforts, or investor perception that these efforts are not succeeding could negatively affect financial markets generally as well as the values and liquidity of a Fund’s portfolio securities and other assets.

Derivative financial instruments may result in off-balance sheet market and credit risk. If the markets should move against one or more positions that the Funds hold, the Funds could incur losses greater than the unrealized amounts recorded in the Statements of Assets and Liabilities. Derivative risk exposures are discussed in note 10.

On February 24, 2022, the Russian government invaded Ukraine. The combination of the Russian invasion and the resultant sanctions imposed by the US and other governments is impacting liquidity and asset values in Russia, Ukraine and Belarus. Consequently, the value and liquidity of the Funds’ investments in these countries, as well as the Funds’ performance, may be impacted.

Foreign/Emerging Markets Risks

Investments in foreign securities entail risks in addition to those customarily associated with investing in U.S. securities. Economic, political and social instability could disrupt financial markets in which the Fund invests and adversely affect the value of the Fund’s assets. In addition, national policies may restrict investment opportunities. In foreign markets there may be a lower degree of market volume and liquidity than in U.S. markets, and this may result in greater price volatility. The securities markets in many Emerging-Market countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of developed countries. Furthermore, since the composition of each Fund will differ from that of market indexes, its performance generally will not mirror the returns provided by a specific market index.

4.	Fair value measurements

U.S. GAAP includes a topic which defines fair value as the price that the Fund would receive upon selling an investment in an orderly and timely transaction to a market participant in the principal or most advantageous market of the investment. This topic establishes a three-tier hierarchy to maximize the use of observable market data, minimize the use of unobservable inputs and

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability including assumptions about risk. Such risks include the inherent risk in a particular valuation technique which is used to measure fair value. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability, developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

•

Level 2 – Significant observable inputs other than those used in Level 1, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment rates, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 – Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their discretion that are used in determining the fair market value of investments.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agency securities, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally priced using data reflecting the earlier closing of the principal markets for those securities, subject to possible fair value adjustments. Information that becomes known to a Fund or its agents after NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or NAV determined earlier that day.

Portfolio securities and other assets for which market quotations are readily available are typically categorized as Level 1 of the fair value hierarchy. Domestic and foreign debt securities where the close of trading does not coincide with the NYSE close and non-exchange traded derivatives are normally valued on the basis of quotes obtained from brokers and dealers or pricing services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from independent pricing services are based on information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities using these valuation adjustments are typically categorized as Level 2 of the fair value hierarchy. Preferred securities, equity linked notes and other equities traded on inactive markets or valued by reference to similar instruments are also typically categorized as Level 2 of the fair value hierarchy.

Investments and derivatives classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments may include bank loan agreements and less-liquid corporate debt securities (including distressed debt instruments). Also included in this category are certain bonds and loans for which independent broker prices are used and information relating to the inputs of the price models is not available.

In December 2020, the SEC adopted Rule 2a-5, Good Faith Determinations of Fair Value, under the 1940 Act, which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Board to designate the Funds’ investment adviser to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the investment adviser’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Investment Manager continues to review Rule 2a-5 and its impact on the Investment Manager’s and the Funds’ valuation policies and related practices.

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

5.	Reverse repurchase agreements

Certain Funds may enter into reverse repurchase agreements. In a reverse repurchase agreement, a Fund delivers a security in exchange for cash to a financial institution, the counterparty, with a simultaneous agreement to repurchase the same or substantially the same security at an agreed upon price and date. The Fund is entitled to receive principal and interest payments, if any, made on the security delivered to the counterparty during the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Fund to counterparties are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made by the Fund to counterparties are recorded as a component of interest expense on the Statements of Operations. In periods of increased demand for the security, a Fund may receive a fee for use of the security by the counterparty, which may result in interest income to the Fund.

As of April 30, 2022, the Funds did not hold any reverse repurchase agreements.

6.	Capital share transactions

Transactions in Class A shares for the period ended April 30, 2022, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	77,773	$469,428	18,669	$111,956	(330,441)	$(1,945,439)	(233,999)	$(1,364,055)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	288	1,965	(8,274)	(53,146)	(7,986)	(51,181)
Ashmore Emerging Markets Corporate Income Fund	316,884	2,155,653	41,911	284,890	(386,215)	(2,627,809)	(27,420)	(187,266)
Ashmore Emerging Markets Short Duration Fund	536,435	2,953,320	35,182	212,965	(877,965)	(5,073,219)	(306,348)	(1,906,934)
Ashmore Emerging Markets Active Equity Fund	65,369	823,182	11,952	107,828	(75,022)	(926,526)	2,299	4,484
Ashmore Emerging Markets Small-Cap Equity Fund	10,063	123,565	118	1,468	(72)	(1,123)	10,109	123,910
Ashmore Emerging Markets Frontier Equity Fund	87,773	865,907	3,431	33,353	(10,385)	(101,598)	80,819	797,662

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity Fund	31,916	$372,778	28,871	$373,313	(60,216)	$(812,927)	571	$(66,836)
Ashmore Emerging Markets Equity ESG Fund	—	—	15	186	—	—	15	186
Ashmore Emerging Markets Short Duration Select Fund	—	—	1	13	—	—	1	13
Ashmore Emerging Markets Investment Grade Income Fund	—	1	1	13	—	—	1	14
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	2	19	—	—	2	19

Transactions in Class C shares for the period ended April 30, 2022, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	18,936	$118,694	6,233	$37,202	(60,768)	$(375,600)	(35,599)	$(219,704)
Ashmore Emerging Markets Local Currency Bond Fund	—	14	45	298	(3,277)	(22,087)	(3,232)	(21,775)
Ashmore Emerging Markets Corporate Income Fund	4,481	30,517	18,747	128,055	(275,470)	(1,914,547)	(252,242)	(1,755,975)
Ashmore Emerging Markets Short Duration Fund	—	—	4,159	24,424	(114,027)	(693,879)	(109,868)	(669,455)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Active Equity Fund	—	$—	44	$382	—	$—	44	$382
Ashmore Emerging Markets Small-Cap Equity Fund	3,716	57,687	36	461	(3,744)	(57,527)	8	621
Ashmore Emerging Markets Frontier Equity Fund	19,114	179,280	199	1,862	(223)	(2,157)	19,090	178,985
Ashmore Emerging Markets Equity Fund	9,853	118,464	721	8,657	(3,817)	(60,171)	6,757	66,950
Ashmore Emerging Markets Equity ESG Fund	—	—	16	185	—	—	16	185
Ashmore Emerging Markets Short Duration Select Fund	—	—19			—	—	1	9
Ashmore Emerging Markets Investment Grade Income Fund	—	—	1	10	—	—	1	10
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	2	16	—	—	2	16

Transactions in Institutional Class shares for the period ended April 30, 2022, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	21,308,742	$131,880,068	4,172,121	$25,464,525	(95,282,103)	$(567,447,901)	(69,801,240)	$(410,103,308)

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Local Currency Bond Fund	—	$—	9,772	$69,775	(125,090)	$(832,853)	(115,318)	$(763,078)
Ashmore Emerging Markets Corporate Income Fund	4,654,824	33,589,734	733,868	5,238,611	(15,380,041)	(109,142,716)	(9,991,349)	(70,314,371)
Ashmore Emerging Markets Short Duration Fund	2,116,205	12,567,835	536,237	3,175,873	(8,405,497)	(47,140,066)	(5,753,055)	(31,396,358)
Ashmore Emerging Markets Active Equity Fund	5,054,793	46,936,303	1,806,815	16,436,311	(3,271,629)	(37,792,144)	3,589,979	25,580,470
Ashmore Emerging Markets Small-Cap Equity Fund	60,384	1,069,623	2,740	44,412	(52,198)	(842,513)	10,926	271,522
Ashmore Emerging Markets Frontier Equity Fund	1,136,565	13,203,883	75,998	859,504	(1,532,212)	(17,149,225)	(319,649)	(3,085,838)
Ashmore Emerging Markets Equity Fund	7,464,970	89,609,466	842,463	10,460,075	(3,793,519)	(45,536,466)	4,513,914	54,533,075
Ashmore Emerging Markets Equity ESG Fund	—	—	154,035	1,856,043	—	—	154,035	1,856,043
Ashmore Emerging Markets Short Duration Select Fund	10,968	104,840	13,789	129,423	(11,004)	(100,912)	13,753	133,351
Ashmore Emerging Markets Investment Grade Income Fund	—	800	30,357	281,382	—	(1)	30,357	282,181
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	23,124	193,576	—	—	23,124	193,576

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Transactions in Class A shares for the year ended October 31, 2021, were as follows:

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	384,909	$2,729,205	56,093	$399,841	(1,069,961)	$(7,633,080)	(628,959)	$(4,504,034)
Ashmore Emerging Markets Local Currency Bond Fund	5,341	38,643	—	—	(31,147)	(229,347)	(25,806)	(190,704)
Ashmore Emerging Markets Corporate Income Fund	596,031	4,764,320	55,076	437,597	(658,376)	(5,214,779)	(7,269)	(12,862)
Ashmore Emerging Markets Short Duration Fund	216,716	1,655,802	99,249	771,888	(1,951,638)	(15,144,920)	(1,635,673)	(12,717,230)
Ashmore Emerging Markets Active Equity Fund	4,702	62,739	1,367	17,287	(23,460)	(293,739)	(17,391)	(213,713)
Ashmore Emerging Markets Small-Cap Equity Fund	2,647	38,225	—	—	(17,044)	(250,882)	(14,397)	(212,657)
Ashmore Emerging Markets Frontier Equity Fund	179,589	1,707,937	524	4,697	(20,139)	(170,098)	159,974	1,542,536
Ashmore Emerging Markets Equity Fund	191,097	3,143,529	1,562	23,482	(68,277)	(1,151,226)	124,382	2,015,785
Ashmore Emerging Markets Equity ESG Fund	—	1	1	7	—	—	1	8
Ashmore Emerging Markets Short Duration Select Fund	—	1	4	36	—	—	4	37
Ashmore Emerging Markets Investment Grade Income Fund	—	—	3	28	—	—	3	28

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NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Corporate Income ESG Fund	100	$1,000	3		$25	—	$—	103	$1,025

Transactions in Class C shares for the year ended October 31, 2021, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions		Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	43,516	$310,825	13,852		$98,283	(270,589)	$(1,917,622)	(213,221)	$(1,508,514)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—		—	(717)	(5,053)	(717)	(5,053)
Ashmore Emerging Markets Corporate Income Fund	140,265	1,112,010	27,549		218,410	(394,926)	(3,138,774)	(227,112)	(1,808,354)
Ashmore Emerging Markets Short Duration Fund	7,258	54,685	10,852		80,634	(48,938)	(361,136)	(30,828)	(225,817)
Ashmore Emerging Markets Active Equity Fund	—	2	—	*	5	—	—	—	7
Ashmore Emerging Markets Small-Cap Equity Fund	—	339	—		—	(1,571)	(23,760)	(1,571)	(23,421)
Ashmore Emerging Markets Frontier Equity Fund	3,543	32,356	40		312	(24,143)	(202,731)	(20,560)	(170,063)
Ashmore Emerging Markets Equity Fund	6,789	110,349	2		32	(119)	(1,844)	6,672	108,537

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Equity ESG Fund	—	$2	—	$7	—	$—	—	$9
Ashmore Emerging Markets Short Duration Select Fund	—	1	3	29	—	—	3	30
Ashmore Emerging Markets Investment Grade Income Fund	—	—	2	22	—	—	2	22
Ashmore Emerging Markets Corporate Income ESG Fund	100	1,000	2	21	—	—	102	1,021

* Amount rounds to less than 0.5 shares. Transactions in Institutional Class shares for the year ended October 31, 2021, were as follows:
Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Total Return Fund	49,093,162	$354,306,215	8,057,330	$58,073,860	(53,547,100)	$(384,508,725)	3,603,392	$27,871,350
Ashmore Emerging Markets Local Currency Bond Fund	488,115	3,814,234	—	—	(3,561,069)	(27,230,081)	(3,072,954)	(23,415,847)
Ashmore Emerging Markets Corporate Income Fund	11,450,481	95,050,634	980,096	8,110,557	(10,439,616)	(86,179,554)	1,990,961	16,981,637
Ashmore Emerging Markets Short Duration Fund	3,680,994	28,141,184	1,299,214	9,923,146	(45,983,702)	(347,426,259)	(41,003,494)	(309,361,929)
Ashmore Emerging Markets Active Equity Fund	2,580,352	34,011,500	46,121	589,118	(2,206,032)	(29,825,574)	420,441	4,775,044

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Shares Sold	Proceeds from Shares Sold	Shares from Reinvested Distributions	Proceeds from Reinvestment of Distributions	Shares Redeemed	Payments for Shares Redeemed	Net Increase/ (Decrease) in Shares	Net Increase/ (Decrease) in Net Assets
Ashmore Emerging Markets Small-Cap Equity Fund	82,454	$1,566,505	—	$—	(50,504)	$(921,337)	31,950	$645,168
Ashmore Emerging Markets Frontier Equity Fund	1,566,026	15,957,063	40,665	423,758	(1,488,253)	(14,600,311)	118,438	1,780,510
Ashmore Emerging Markets Equity Fund	3,070,314	48,875,902	84,075	1,221,605	(2,476,645)	(39,876,628)	677,744	10,220,879
Ashmore Emerging Markets Equity ESG Fund	—	—	5,311	74,673	—	(3)	5,311	74,670
Ashmore Emerging Markets Short Duration Select Fund	—	4,911	36,985	379,992	—	(1)	36,985	384,902
Ashmore Emerging Markets Investment Grade Income Fund	—	—	59,541	601,809	—	—	59,541	601,809
Ashmore Emerging Markets Corporate Income ESG Fund	999,800	9,998,000	26,894	263,131	—	—	1,026,694	10,261,131

Capital shares

Class A shares are issued at the Fund’s relevant NAV per share plus any applicable sales charge. Institutional Class and Class C shares are issued at the Fund’s relevant NAV per share without a sales charge. Shares confer upon the holders the right to receive notice of and attend, speak and vote at shareholder meetings of the Funds. The shares confer upon the holders the right to any or all dividends or distributions which the Trustees in their sole discretion may from time to time resolve to make or declare.

7.	Investment transactions

For the period ended April 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (including fully funded TRS and excluding short-term investments) for the Funds were as follows:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$158,554,063	$739,911,233
Ashmore Emerging Markets Local Currency Bond Fund	1,548,196	2,408,066
Ashmore Emerging Markets Corporate Income Fund	68,850,556	149,762,523

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Purchases	Sales
Ashmore Emerging Markets Short Duration Fund	$18,093,892	$59,031,373
Ashmore Emerging Markets Active Equity Fund	129,380,913	122,668,561
Ashmore Emerging Markets Small-Cap Equity Fund	3,086,606	2,722,575
Ashmore Emerging Markets Frontier Equity Fund	35,113,861	39,570,029
Ashmore Emerging Markets Equity Fund	87,329,679	53,777,576
Ashmore Emerging Markets Equity ESG Fund	3,525,256	3,410,752
Ashmore Emerging Markets Short Duration Select Fund	3,099,627	2,938,590
Ashmore Emerging Markets Investment Grade Income Fund	5,127,253	4,902,549
Ashmore Emerging Markets Corporate Income ESG Fund	2,355,464	2,027,371

The difference between book basis and tax basis net unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales, deferral of post October currency and capital losses for tax purposes, and the recharacterization of income recognition on investments in PFICs. At April 30, 2022, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments (including the effects of foreign currency translation and derivative instruments, if any) and the cost basis of investments (including derivative instruments, if any) were as follows:

Amounts in Thousands	Unrealized Appreciation	Unrealized Depreciation	Net Appreciation (Depreciation)	Cost Basis of Investments
Ashmore Emerging Markets Total Return Fund	$8,163,566	$(256,870,713)	$(248,707,147)	$791,477,814
Ashmore Emerging Markets Local Currency Bond Fund	170,414	(1,478,387)	(1,307,973)	6,231,572
Ashmore Emerging Markets Corporate Income Fund	2,187,949	(61,727,274)	(59,539,325)	232,028,830
Ashmore Emerging Markets Short Duration Fund	1,263,897	(70,183,516)	(68,919,619)	134,959,935
Ashmore Emerging Markets Active Equity Fund	1,729,683	(16,287,499)	(14,557,816)	96,133,945
Ashmore Emerging Markets Small-Cap Equity Fund	904,914	(3,161,393)	(2,256,479)	11,068,251
Ashmore Emerging Markets Frontier Equity Fund	9,079,646	(2,979,770)	6,099,876	65,508,737
Ashmore Emerging Markets Equity Fund	6,401,129	(23,205,943)	(16,804,814)	130,474,964
Ashmore Emerging Markets Equity ESG Fund	1,191,580	(2,561,620)	(1,370,040)	11,966,784
Ashmore Emerging Markets Short Duration Select Fund	24,207	(469,224)	(445,017)	9,422,598
Ashmore Emerging Markets Investment Grade Income Fund	21,380	(2,099,038)	(2,077,658)	19,538,876
Ashmore Emerging Markets Corporate Income ESG Fund	36,409	(2,279,873)	(2,243,464)	9,774,017

8.	Federal income taxes

No provision for U.S. federal income taxes has been made since each Fund’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute, each year, substantially all of its taxable income and capital gains to its shareholders.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The following Funds have available capital loss carryforwards for which there is no expiration date:

Fund	Short-Term Capital Loss Carryforward at October 31, 2021	Long-Term Capital Loss Carryforward at October 31, 2021
Ashmore Emerging Markets Total Return Fund	$—	$(90,570,869)
Ashmore Emerging Markets Local Currency Bond Fund	—	(508,330)
Ashmore Emerging Markets Corporate Income Fund	(10,650,200)	(55,547,592)
Ashmore Emerging Markets Short Duration Fund	(90,663,939)	(181,274,194)
Ashmore Emerging Markets Small-Cap Equity Fund	—	(2,520,666)
Ashmore Emerging Markets Frontier Equity Fund	(4,965,060)	(2,038,761)
Ashmore Emerging Markets Short Duration Select Fund	—	(350,348)
Ashmore Emerging Markets Investment Grade Income Fund	(103,605)	(110,068)
Ashmore Emerging Markets Corporate Income ESG Fund	(84,308)	—

The Funds are subject to the provisions of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 740-10, Income Taxes. This standard provides guidance as to how uncertain tax positions should be recognized, measured, presented and disclosed in the Funds’ financial statements. The Funds recognize the tax benefits of uncertain tax positions only where the position is more-likely-than-not (i.e. greater than 50-percent) to be sustained assuming examination by a tax authority based on the technical merits of the position. In evaluating whether a tax position has met the recognition threshold, the Funds must presume that the position will be examined by the appropriate taxing authority that has full knowledge of all relevant information. A tax position that meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the Funds’ financial statements. Income tax and related interest and penalties would be recognized by the Funds as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. The Funds analyze all open tax years for all major taxing jurisdictions. Open tax years are those that are open to examination by taxing authorities, as defined by the Statute of Limitations in each jurisdiction. The Funds have no examinations by tax authorities in progress. The Trust has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Further, the Trust is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

As of October 31, 2021, the components of distributable taxable earnings, including temporary differences were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Total Return Fund	$—	$—	$(91,477,927)	$(171,028,231)	$(262,506,158)
Ashmore Emerging Markets Local Currency Bond Fund	—	—	(519,331)	(659,465)	(1,178,796)
Ashmore Emerging Markets Corporate Income Fund	906,133	—	(66,464,983)	(31,040,708)	(96,599,558)
Ashmore Emerging Markets Short Duration Fund	2,122,051	—	(272,050,362)	(105,017,028)	(374,945,339)

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Undistributed Ordinary Income	Undistributed Long Term Capital Gain	Accumulated Capital Losses and Other	Undistributed Appreciation (Depreciation) on Investments and Foreign Currencies	Total Accumulated Earnings (Deficit)
Ashmore Emerging Markets Active Equity Fund	$13,016,333	$3,770,195	$—	$(1,762,852)	$15,023,676
Ashmore Emerging Markets Small-Cap Equity Fund	—	—	(2,609,046)	637,937	(1,971,109)
Ashmore Emerging Markets Frontier Equity Fund	882,062	—	(7,007,398)	12,377,177	6,251,841
Ashmore Emerging Markets Equity Fund	9,747,827	10,479,774	(26,303)	21,638,861	41,840,159
Ashmore Emerging Markets Equity ESG Fund	1,234,205	806,922	(61,981)	2,989,686	4,968,832
Ashmore Emerging Markets Short Duration Select Fund	12,825	—	(356,887)	112,461	(231,601)
Ashmore Emerging Markets Investment Grade Income Fund	19,652	—	(221,433)	(8,164)	(209,945)
Ashmore Emerging Markets Corporate Income ESG Fund	34,301	—	(103,385)	(836,421)	(905,505)

The taxable character of distributions paid during the fiscal year ended October 31, 2021, were as follows:
	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Total Return Fund	$59,683,830	$—	$—	$4,533,480	$64,217,310
Ashmore Emerging Markets Local Currency Bond Fund	—	—	—	—	—
Ashmore Emerging Markets Corporate Income Fund	15,503,781	—	—	—	15,503,781
Ashmore Emerging Markets Short Duration Fund	14,880,589	—	—	—	14,880,589
Ashmore Emerging Markets Active Equity Fund	1,070,963	—	—	—	1,070,963

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

	Distributions From
Fund	Ordinary Income	Short-Term Capital Gains	Long-Term Capital Gains	Return of Capital	Total Distributions Paid
Ashmore Emerging Markets Small-Cap Equity Fund	$—	$—	$—	$—	$—
Ashmore Emerging Markets Frontier Equity Fund	443,920	—	—	—	443,920
Ashmore Emerging Markets Equity Fund	694,077	165,861	1,333,335	—	2,193,273
Ashmore Emerging Markets Equity ESG Fund	87,867	—	—	—	87,867
Ashmore Emerging Markets Short Duration Select Fund	414,206	32,919	—	—	447,125
Ashmore Emerging Markets Investment Grade Income Fund	708,069	—	—	—	708,069
Ashmore Emerging Markets Corporate Income ESG Fund	309,605	—	—	—	309,605

9.	Distributions to shareholders

The Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund declare distributions of their net investment income daily and pay such distributions monthly. The Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund and Ashmore Emerging Markets Equity ESG Fund declare and pay distributions of their net investment income at least quarterly.

Distributions of net realized capital gains, if any, are declared and paid at least annually. The Funds may also make a special distribution to comply with federal tax requirements. Income dividends and capital gains distributions determined in accordance with federal income tax regulations may differ from U.S. GAAP. Differences between tax regulations and U.S. GAAP may change the fiscal period in which income and capital items are recognized for tax and U.S. GAAP purposes. Examples of events that give rise to timing differences include wash sales, straddles and capital loss carryforwards. Further, the character of investment income and capital gains may be different for certain transactions under the two methods of accounting. Examples of characterization differences include the treatment of foreign currency transactions and swap transactions. As a result, income dividends and capital gain distributions declared during a fiscal period for federal tax purposes may differ significantly from the net investment income and realized capital gain reported on each Fund’s financial statements presented under U.S. GAAP. In general, to the extent that any differences which are permanent in nature result in over distributions to shareholders, the amount of the over distribution may be reported as return of capital. Temporary differences do not require reclassification. See note 8 for further details.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

10.	Derivative instruments and hedging activities

FASB ASC Topic 815-10 (“Topic 815-10”), Disclosures about Derivative Instruments and Hedging Activities, required disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.

The SEC recently adopted Rule 18f-4 under the 1940 Act, which will regulate the use of derivatives by the Funds and will be effective in August 2022. Under the new rule, the Funds may be required to establish a comprehensive derivatives risk management program, to comply with certain value-at-risk based leverage limits, to appoint a derivatives risk manager and to provide additional disclosure both publicly and to the SEC regarding its derivatives positions. Compliance with the new rule by the Funds could, among other things, make derivatives more costly, limit their availability or utility or otherwise adversely affect their performance. The new rule may limit a Fund’s ability to use derivatives as part of its investment strategy.

None of the derivatives held in the Funds have been designated as hedging instruments under Topic 815-10. A discussion of the strategies for these derivatives and their counterparty credit risk can be found below.

In accordance with Topic 815-10, the Funds record their trading-related derivative activities on a fair value basis (as described in note 4). Fair values represent the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale.

The following disclosures contain information on how and why the Funds used derivative financial instruments; the credit-risk-related contingent features in certain derivative financial instruments; and how derivative financial instruments affected the Funds’ financial position, results of operations and cash flows. The location and fair value of these instruments on the Statements of Assets and Liabilities and the realized, and changes in unrealized, gains and losses on the Statements of Operations, are included in tables following each Fund’s Schedule of Investments and are categorized by type of financial derivative contract.

(a) Forward foreign currency exchange contracts

A forward foreign exchange contract involves an obligation to purchase or sell a specific currency at a future date at a price set at the time the contract is made. The Funds may enter into forward foreign currency exchange contracts in connection with settling planned purchases or sales of securities, as part of an investment strategy to protect against uncertainty in the level of future foreign exchange rates in the purchase and sale of securities, or to gain or limit exposure to foreign currencies. All forward foreign currency exchange contracts are valued daily at the applicable exchange rates. Any resulting unrealized gains or losses are recorded in net change in unrealized appreciation/(depreciation) on forward foreign currency exchange contracts in the Statements of Operations. A Fund records realized gains or losses at the time the forward foreign exchange contract is offset by entering into a closing transaction with the same counterparty or is extinguished by delivery of the currency. Realized gains or losses, if any, are included in net realized gain/(loss) on forward foreign exchange contracts in the Statements of Operations.

Risks arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the United States Dollar. The contractual amounts of forward foreign currency exchange contracts do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments should be considered in light of all related and offsetting transactions. The Funds bear market risk from changes in foreign currency exchange rates and credit risk if the counterparty fails to perform. Further information on the impact of these positions on the Funds’ financial statements can be found in the notes to the Schedules of Investments.

During the period ended April 30, 2022, the Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund had average quarterly contract notional exposures of $602,052,896, $7,091,506, $3,834,505, $608,614, $683,621, $34,960, $210,017, $211,998, $720,436 and $241,001, respectively, related to forward foreign currency exchange contracts.

(b) Swap Agreements

During the reporting period, certain Funds entered into swap agreements, which are arrangements between two parties to exchange cash flows based on a notional principal amount. Swap agreements are executed in a multilateral or other trade facility platform such as a registered exchange (“centrally cleared swaps”). Swap agreements are recorded at their fair value. The fair value is based on quoted market prices or prices obtained from a third party provider at the date of the Statements of Assets and Liabilities without any deduction for estimated future selling costs. Swap agreements are marked to market daily and the change in fair value, if any, is recorded as unrealized gain or loss. Payments made or received are recorded as part of realized gains and losses. Daily changes in valuation of centrally cleared swaps, if any, are recorded as a receivable or payable for the change in value as appropriate (“variation margin”) on the Statements of Assets and Liabilities.

The periodic payments on the swap agreements entered into by the Funds are reflected in the Statements of Operations within net realized gain/(loss) on interest rate swap contracts. Changes in the fair value are reflected in the Statements of Operations within net change in unrealized appreciation/(depreciation) on interest rate and centrally cleared swap contracts in the period in which they occur. Certain Funds could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligations to perform.

During the period ended April 30, 2022, the Ashmore Emerging Markets Total Return Fund and Ashmore Emerging Markets Local Currency Bond Fund had average quarterly notional exposures of $39,800,114 and $1,037,311, respectively, related to interest rate swap agreements.

The Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, netting agreements allow the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. No amounts have been offset in the Statements of Assets and Liabilities.

Offsetting of Financial Assets and Derivative Assets as of April 30, 2022:

Over-the-Counter Financial Derivative Instruments:

Forward Currency Contracts and Interest Rate Swap Contracts

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Banco Santander	$152,732	$(152,732)	$—	$—
Barclays	356,303	(356,303)	—	—
BNP Paribas	197,627	(197,627)	—	—
Citibank	161,891	(46,312)	(115,579)	—
Credit Suisse	500,887	—	—	500,887
Deutsche Bank	204,723	(204,723)	—	—
HSBC Bank	878,762	(878,762)	—	—
JP Morgan	635,097	(635,097)	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Merrill Lynch	$328,244	$(246,049)	$—	$82,195
Morgan Stanley	404,844	(404,844)	—	—
Standard Chartered	77,458	(77,458)	—	—
State Street	209,564	—	—	209,564
UBS	433	(433)	—	—

Total	$4,108,565	$(3,200,340)	$(115,579)	$792,646

Ashmore Emerging Markets Total Return Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
ANZ Banking	$26,441	$—	$—	$26,441
Banco Santander	510,693	(152,732)	—	357,961
Barclays	572,947	(356,303)	—	216,644
BNP Paribas	297,955	(197,627)	—	100,328
Citibank	46,312	(46,312)	—	—
Deutsche Bank	2,010,528	(204,723)	—	1,805,805
HSBC Bank	963,634	(878,762)	(84,872)	—
JP Morgan	1,975,710	(635,097)	—	1,340,613
Merrill Lynch	246,049	(246,049)	—	—
Morgan Stanley	2,444,111	(404,844)	—	2,039,267
Standard Chartered	304,896	(77,458)	—	227,438
UBS	565,612	(433)	(585)	564,594

Total	$9,964,888	$(3,200,340)	$(85,457)	$6,679,091

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Barclays	$3,111	$(3,111)	$—	$—
BNP Paribas	4,159	(169)	—	3,990
Credit Suisse	4,603	—	—	4,603
Deutsche Bank	2,600	(2,600)	—	—
HSBC Bank	40	(40)	—	—
JP Morgan	29,919	(29,919)	—	—
Merrill Lynch	22,355	(1,264)	—	21,091
Morgan Stanley	3,825	(3,825)	—	—

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Standard Chartered	$266	$(266)	$—	$—
State Street	51	—	—	51
Union Bank Of Switzerland	6,241	(2,119)	—	4,122

Total	$77,170	$(43,313)	$—	$33,857

Ashmore Emerging Markets Local Currency Bond Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Anz Banking Corp	$398	$—	$—	$398
Banco Santander	13,080	—	—	13,080
Barclays	10,514	(3,111)	—	7,403
BNP Paribas	169	(169)	—	—
Citibank	412	—	—	412
Deutsche Bank	55,332	(2,600)	—	52,732
HSBC Bank	13,321	(40)	(20)	13,261
JP Morgan	37,139	(29,919)	—	7,220
Merrill Lynch	1,264	(1,264)	—	—
Morgan Stanley	21,889	(3,825)	—	18,064
Standard Chartered	5,493	(266)	—	5,227
Union Bank Of Switzerland	2,119	(2,119)	—	—

Total	$161,130	$(43,313)	$(20)	$117,797

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
HSBC Bank	$32,792	$—	$—	$32,792
Morgan Stanley	85,766	—	—	85,766

Total	$118,558	$—	$—	$118,558

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Ashmore Emerging Markets Corporate Income Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
State Street	$3,134	$—	$—	$3,134

Total	$3,134	$—	$—	$3,134

Ashmore Emerging Markets Short Duration Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Morgan Stanley	$2,653	$—	$—	$2,653

Total	$2,653	$—	$—	$2,653

Ashmore Emerging Markets Active Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Brown Brothers Harriman	$2,958	$—	$—	$2,958
Northern Trust	403	—	—	403

Total	$3,361	$—	$—	$3,361

Ashmore Emerging Markets Frontier Equity Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Northern Trust	$159	$(24)	$—	$135

Total	$159	$(24)	$—	$135

Ashmore Emerging Markets Frontier Equity Fund
Counterparty	Gross Amounts of Derivatives Liabilities Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Pledged	Net Amount Due To Counterparty
Northern Trust	$24	$(24)	$—	$—

Total	$24	$(24)	$—	$—

Ashmore Emerging Markets Short Duration Select Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Morgan Stanley	$4,063	$—	$—	$4,063

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Ashmore Emerging Markets Short Duration Select Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Total	$4,063	$—	$—	$4,063

Ashmore Emerging Markets Investment Grade Income Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Morgan Stanley	$21,380	$—	$—	$21,380

Total	$21,380	$—	$—	$21,380

Ashmore Emerging Markets Corporate Income ESG Fund
Counterparty	Gross Amounts of Derivatives Assets Presented in the Statement of Assets and Liabilities	Derivatives available for offset	Collateral Received	Net Amount Due From Counterparty
Morgan Stanley	$9,008	$—	$—	$9,008

Total	$9,008	$—	$—	$9,008

11.	Related parties

Investment management fees

The Trust has an Investment Management Agreement (the “Agreement”) with the Investment Manager, with whom certain Trustees and Officers of the Trust are affiliated, to furnish investment management services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Investment Manager for its investment management services at the following rates, based on each Fund’s average daily net assets:

Fund	Rate
Ashmore Emerging Markets Total Return Fund	1.00%
Ashmore Emerging Markets Local Currency Bond Fund	0.95%
Ashmore Emerging Markets Corporate Income Fund	0.85%*
Ashmore Emerging Markets Short Duration Fund	0.65%
Ashmore Emerging Markets Active Equity Fund	1.00%
Ashmore Emerging Markets Small-Cap Equity Fund	1.50%
Ashmore Emerging Markets Frontier Equity Fund	1.50%
Ashmore Emerging Markets Equity Fund	1.15%
Ashmore Emerging Markets Equity ESG Fund	1.15%
Ashmore Emerging Markets Short Duration Select Fund	0.65%
Ashmore Emerging Markets Investment Grade Income Fund	0.70%
Ashmore Emerging Markets Corporate Income ESG Fund	0.85%

*Prior to February 28, 2022, the contractual management fee was 1.15% of average daily net assets.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

The Investment Manager has contractually agreed to waive its fees or reimburse each Fund for other expenses until February 28, 2023 to the extent that total operating expenses (other than acquired fund fees and expenses, interest expenses, taxes, extraordinary expenses and certain credits and offset arrangements) for each class of shares of each Fund exceed the rates in the table below, based on each Fund’s average daily net assets. The expense limitation arrangement may be terminated by the Board at any time.

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Total Return Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Local Currency Bond Fund	1.22%	1.97%	0.97%
Ashmore Emerging Markets Corporate Income Fund	1.12%	1.87%	0.87%
Ashmore Emerging Markets Short Duration Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Active Equity Fund	1.27%	2.02%	1.02%
Ashmore Emerging Markets Small-Cap Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Frontier Equity Fund	1.77%	2.52%	1.52%
Ashmore Emerging Markets Equity Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Equity ESG Fund	1.42%	2.17%	1.17%
Ashmore Emerging Markets Short Duration Select Fund	0.92%	1.67%	0.67%
Ashmore Emerging Markets Investment Grade Income Fund	0.97%	1.72%	0.72%
Ashmore Emerging Markets Corporate Income ESG Fund	1.12%	1.87%	0.87%

Any such waiver or reimbursement is subject to the Investment Manager’s right to recover amounts waived or reimbursed to the extent actual fees and expenses for a future fiscal period are less than each Fund’s expense limitation cap, provided, however, that the Investment Manager shall only be entitled to recover such amounts waived or reimbursed during the previous three fiscal years. The amounts recaptured pursuant to the expense limitation agreement will be limited to the lesser of (1) the expense limitation amount that was in effect at the time of the waiver or reimbursement or (2) the expense limitation amount that is in effect at the time of recapture. The total amounts subject to recovery in fiscal years are shown below:

Fund	2022	2023	2024	2025	Total
Ashmore Emerging Markets Total Return Fund	$1,264,520	$1,453,580	$1,209,234	$639,324	$4,566,658
Ashmore Emerging Markets Local Currency Bond Fund	209,246	198,265	152,924	63,080	623,515
Ashmore Emerging Markets Corporate Income Fund	398,019	404,041	361,106	177,376	1,340,542
Ashmore Emerging Markets Short Duration Fund	1,013,327	973,684	203,439	122,294	2,312,744

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	2022	2023	2024	2025	Total
Ashmore Emerging Markets Active Equity Fund	$133,595	$171,181	$208,770	$103,082	$616,628
Ashmore Emerging Markets Small-Cap Equity Fund	161,504	147,694	100,902	58,033	468,133
Ashmore Emerging Markets Frontier Equity Fund	314,851	315,267	238,815	146,467	1,015,400
Ashmore Emerging Markets Equity Fund	157,757	222,597	172,553	119,971	672,878
Ashmore Emerging Markets Equity ESG Fund	—	173,755	148,942	49,762	372,459
Ashmore Emerging Markets Short Duration Select Fund	—	150,410	75,473	48,346	274,229
Ashmore Emerging Markets Investment Grade Income Fund	—	88,408	155,066	51,868	295,342
Ashmore Emerging Markets Corporate Income ESG Fund	—	—	146,750	71,710	218,460

Distribution and Servicing fees

The Funds have adopted Amended Plans of Distribution and Servicing Fees pursuant to Rule 12b-1 under the 1940 Act (“Distribution and Servicing Fee Plans”). Under the Distribution and Servicing Fee Plans, each of the Funds may pay fees to the distributor on an ongoing basis as compensation for the services the distributor renders and the expenses it bears in connection with the sale and distribution of Fund shares (“distribution fees”) and/or in connection with personal services rendered to Fund shareholders and the maintenance of shareholder accounts (“servicing fees”). Class A and C shares each have a separate 12b-1 Plan. Class A shares pay only servicing fees. Class C shares pay both distribution and servicing fees. The following table lists the maximum annual rates at which the distribution and/or servicing fees may be paid under each 12b-1 Plan (calculated as a percentage of a Fund’s average daily net assets attributable to the particular class of shares):

	Servicing Fee	Distribution Fee
Class A shares	0.25%	None
Class C shares	0.25%	0.75%

Cross Trades

The 1940 Act prohibits the Funds and their affiliates from knowingly selling any security or other property to the Funds (other than securities of which the buyer is the issuer), or buying any security (other than securities of which the seller is the issuer) or other property from the Funds. Rule 17a-7 under the 1940 Act provides relief from these prohibitions for various types of “cross trades” and similar transactions that may benefit shareholders by allowing the participating funds or accounts to avoid brokerage commissions and other transaction costs of trades.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

During the period ended April 30, 2022, the following Funds bought and/or sold securities from an account or accounts that were also advised by the Trust’s investment adviser or its affiliates:

Fund	Purchases	Sales
Ashmore Emerging Markets Total Return Fund	$—	$1,246,680
Ashmore Emerging Markets Corporate Income Fund	3,658,440	—
Ashmore Emerging Markets Short Duration Fund	4,642,900	9,595,305

As of April 30, 2022, Ashmore Investments UK Limited owned the following percentages of the outstanding shares of each Fund:

Fund	Class A	Class C	Institutional Class
Ashmore Emerging Markets Local Currency Bond Fund	—%	—%	64.30%
Ashmore Emerging Markets Active Equity Fund	—%	100.00%	—%
Ashmore Emerging Markets Equity ESG Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Short Duration Select Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Investment Grade Income Fund	100.00%	100.00%	100.00%
Ashmore Emerging Markets Corporate Income ESG Fund	100.00%	100.00%	100.00%

In addition to the Ashmore Investments UK Limited ownership, shown in the table above, the following Funds had other investors owning of record or known by the Funds to own beneficially greater than 5% of the outstanding shares of such Funds:

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Total Return Fund	Class A	4	49.13%, 19.17%, 9.92%, 7.73%
	Class C	4	36.99%, 33.81%, 20.36%, 8.84%
	Institutional Class	5	33.43%, 21.36%, 7.76%, 7.70%, 6.07%
Ashmore Emerging Markets Local Currency Bond Fund	Class A	4	70.57%, 13.59%, 9.81%, 6.03%
	Class C	1	10.00%
	Institutional Class	1	34.00%
Ashmore Emerging Markets Corporate Income Fund	Class A	5	26.12%, 25.83%, 19.90%, 12.11%, 7.78%
	Class C	6	36.84%, 27.01%, 12.81%, 8.92%, 7.55%, 7.01%
	Institutional Class	6	14.12%, 12.51%, 9.57%, 8.90%, 7.06%, 6.04%

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

Fund	Class	# of Investors Owning > 5% of outstanding Shares	% of Ownership by Investor
Ashmore Emerging Markets Short Duration Fund	Class A	4	54.07%, 31.08%, 5.65%, 5.02%
	Class C	2	67.82%, 17.10%
	Institutional Class	3	38.53%, 36.37%, 11.38%
Ashmore Emerging Markets Active Equity Fund	Class A	2	71.35%, 27.63%
	Institutional Class	4	43.26%, 18.08%, 16.10%, 6.22%
Ashmore Emerging Markets Small-Cap Equity Fund	Class A	4	36.88%, 31.46%, 15.80%, 6.74%
	Class C	3	72.30%, 20.37%, 7.34%
	Institutional Class	7	23.90%, 22.41%, 13.01%, 9.77%, 9.27%, 9.20%, 5.82%
Ashmore Emerging Markets Frontier Equity Fund	Class A	2	29.50%, 16.58%
	Class C	3	57.99%, 29.01%, 11.81%
	Institutional Class	4	44.91%, 30.27%, 12.12%, 8.77%
Ashmore Emerging Markets Equity Fund	Class A	2	54.22%, 42.63%
	Class C	5	37.87%, 22.81%, 11.46%, 10.38%, 9.28%
	Institutional Class	5	39.36%, 23.67%, 11.23%, 7.98%, 6.83%

12.	Commitments

In relation to its investments, some of the Funds of the Trust may from time to time agree to indemnify and/or pre-fund trustees or other agents, either solely or alongside other creditors on a several basis. Generally, such agreements do not have a termination date. The Trustees are not aware of and do not currently expect any claims to be made against the Funds under any such indemnity or pre-funding agreements.

13.	New accounting pronouncements

In March 2020, the FASB issued Accounting Standards Update (ASU) 2020-04, Reference Rate Reform (Topic 848) “Facilitation of the Effects of Reference Rate Reform on Financial Reporting” (“ASU 2020-04”), which provides optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021. The new guidance is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022, and the adoption of ASU 2020-04 is elective. Management does not believe this update has a material impact on the Funds’ financial statements and disclosures.

ASHMORE FUNDS

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

As of April 30, 2022 (Unaudited)

14.	Libor transition

Certain of the Funds’ investments, payment obligations, and financing terms may be based on floating rates such as LIBOR, Euro Interbank Offered Rate, and other similar types of reference rates (each, a “Reference Rate”). After years of regulatory and industry wide discussions about how to address issues related to Reference Rates, the UK Financial Conduct Authority (“FCA”), which regulates LIBOR and ICE Benchmark Administration (“IBA”), LIBOR’s administrator, recently announced that most LIBOR settings will no longer be published after the end of 2021 and a majority of U.S. dollar LIBOR settings will no longer be published after June 30, 2023. The FCA has announced that it will compel the IBA to publish on a “synthetic” basis a subset of certain non-U.S. dollar LIBOR settings after the end of 2021 and may compel the IBA to publish other LIBOR settings after their indicated cessation dates, but any such publications would be considered non-representative of the underlying market. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Various financial industry groups have been planning for the transition away from LIBOR, but there are obstacles to converting certain securities and transactions to new Reference Rates. The transition away from Reference Rates may lead to increased volatility and illiquidity in markets that are tied to such Reference Rates and reduced values of Reference Rate-related instruments. Any such effects of the transition away from LIBOR, as well as other unforeseen effects, may have an adverse impact on a Fund’s investments, performance, or financial condition.

15.	Other risks

COVID-19, the novel respiratory disease also known as “coronavirus”, which was first detected in China in December 2019 and subsequently spread internationally, has resulted in closing borders, enhanced health screenings, healthcare service shortages, quarantines, cancelations, disruptions to supply chains and vendor and customer activity, as well as general concern and uncertainty. COVID-19 has negatively affected the global economy, the economies of individual countries, and the financial performance of individual issuers, sectors, industries, asset classes, and markets in significant and unforeseen ways and may continue to do so in the future. Health crises caused by the coronavirus outbreak may exacerbate other pre-existing political, social and economic risks. The effects of the outbreak in developing or emerging market countries may be greater due to less established health care systems. The COVID-19 pandemic has resulted in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn or recession. COVID-19 vaccine distribution in the United States has resulted in more flexible quarantine guidelines, increased consumer demand and a resurgence of travel. Despite the positive trends, the uncertainty surrounding COVID-19 continues to linger, as vaccination rates and vaccine availability abroad, specifically in developing and emerging market countries, continue to lag. In addition, there have been increased reports of new COVID-19 variants, which have lead to continued hospitalizations and deaths. The COVID-19 pandemic, and other epidemics and pandemics that may arise in the future, could impair the Funds’ ability to maintain operational standards (such as with respect to satisfying redemption requests), disrupt the operations of the Funds’ service providers, adversely affect the value and liquidity of the Funds’ investments, and negatively impact the Funds’ performance and your investment in a Fund.

16.	Subsequent events

The Trust has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there are no identified subsequent events relevant for financial statement adjustment or disclosure.

ASHMORE FUNDS

LIQUIDITY RISK MANAGEMENT PROGRAM

As of April 30, 2022 (Unaudited)

LIQUIDITY RISK MANAGEMENT PROGRAM

The Funds have adopted a liquidity risk management program pursuant to Rule 22e-4 under the Investment Company Act of 1940, as amended. The program’s principal objectives are to support each Fund’s compliance with limits on investments in illiquid assets and to mitigate the risk that a Fund is unable to meet its redemption obligations in a timely manner. From January 1, 2021 through December 31, 2021, the period covered by the annual liquidity risk management report to the board regarding the operation and effectiveness of the program, the program supported each Fund’s ability to meet redemption requests in a timely manner and the program administrator’s management of each Fund’s liquidity risk, including during any periods of market volatility and net redemptions. The program includes a number of elements that support the management or assessment of liquidity risk, including an annual assessment of factors that may impact a Fund’s liquidity and the periodic classification (or re-classification, as determined necessary) of a Fund’s investments into liquidity buckets that reflect the program administrator’s assessment of their relative liquidity under current market conditions. There can be no assurance that the program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding each Fund’s exposure to liquidity risk and other risks to which each Fund may be subject.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL

As of April 30, 2022 (Unaudited)

ADVISORY AGREEMENT APPROVAL

At a meeting of the Board of Trustees (the “Board”) of Ashmore Funds (the “Trust”) held on March 16, 2022, the Board, including a majority of the Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), voting separately, considered and unanimously approved the continuation of the Investment Management Agreement between Ashmore Investment Advisors Limited (“AIAL”) and the Trust (the “Agreement”), on behalf of each of Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Frontier Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Total Return Fund, Ashmore Emerging Markets Active Equity Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund (each series, a “Fund,” and collectively, the “Funds”).

In determining to approve the continuation of the Agreement for a one-year period, the Trustees considered all factors that they believed, in light of the legal advice furnished to them and their own business judgment, to be relevant to the interests of shareholders, including those listed below. In evaluating the terms of the Agreement, the Board did not identify any single factor as controlling, and individual members of the Board did not necessarily attribute the same weight or importance to each factor, nor are the items described herein all-encompassing of the matters considered by the Board. Throughout their review of the Agreement, the Independent Trustees were assisted by their own Independent Trustee legal counsel. The Independent Trustees had formally requested through their legal counsel, and AIAL had provided, certain information the Independent Trustees considered relevant to their evaluation. The Contracts Review Committee, which is comprised of all of the Independent Trustees, discussed the information on different occasions, with and without representatives of AIAL present.

Among the information and factors considered by the Board in evaluating the Agreement were the following:

NATURE, QUALITY AND EXTENT OF INVESTMENT MANAGEMENT SERVICES

The Board examined the nature, quality and extent of the services provided by AIAL to the Funds.

AIAL’s Services to All Funds

The Board considered information regarding the overall organization and resources of AIAL, including information regarding senior management, portfolio managers and other personnel providing investment management, administrative and other services to the Funds. The Board reviewed AIAL’s key personnel who provide investment management services to the Funds, as well as the fact that, under the Agreement, AIAL has the authority and responsibility, subject to the Board’s oversight, to make and execute investment decisions for the Funds within the framework of the Funds’ investment policies and restrictions.

The Board considered that AIAL’s duties include: (i) investment research and selection; (ii) adherence to (and monitoring compliance with) the Funds’ investment policies and restrictions, the 1940 Act and other relevant laws; and (iii) furnishing office space and equipment, providing bookkeeping and clerical services (excluding determination of net asset value and shareholder accounting services) and paying all salaries, fees and expenses of officers and Trustees of the Trust who are affiliated with AIAL (except to the extent such salaries, fees and expenses are paid by another AIAL affiliate other than the Trust or a Fund). The Board also evaluated the significant compliance resources available to, and utilized by, AIAL. The Board also considered that AIAL supports the Funds’ compliance control structure, and, in particular, the resources that are devoted by AIAL in support of the Funds’ obligations pursuant to Rule 38a-1 under the 1940 Act and the Funds’ liquidity risk management program. The Board also considered AIAL’s investments in business continuity planning designed to benefit the Funds.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2022 (Unaudited)

Investment Performance

In considering each Fund’s performance, the Board requested and received from AIAL data compiled by FUSE Research Network, LLC (“Fuse”). The Trustees also received information explaining the methodology for compilation of certain of this information and what it was intended to demonstrate. The Board considered the performance of each Fund in light of its investment objective on a comparable basis relative to the Fund’s peers. The Board received performance information for Institutional Shares for the one-, three-, five- and ten-year periods ended December 31, 2021 for Ashmore Emerging Markets Corporate Income Fund, Ashmore Emerging Markets Equity Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Local Currency Bond Fund and Ashmore Emerging Markets Total Return Fund and for the one-, three- and five-year periods ended December 31, 2021 for Ashmore Emerging Markets Short Duration Fund, Ashmore Emerging Markets Active Equity Fund and Ashmore Emerging Markets Frontier Equity Fund. The Board also received performance information for Institutional Shares for the one-year period ended December 31, 2021 for Ashmore Emerging Markets Investment Grade Income Fund, Ashmore Emerging Markets Equity ESG Fund, and Ashmore Emerging Markets Short Duration Select Fund. The Board also received performance information for Institutional Shares for the three-month period ended December 31, 2021 for Ashmore Emerging Markets Corporate Income ESG Fund. In considering such comparative data, the Trustees noted the specialized nature and focus of many of the Funds, and for certain Funds the limited number of peer group funds, particularly for the longer performance periods. In their review, the Trustees also sought to identify Funds for which the performance, fees and total expenses appeared to be outliers within their respective peer groups or other comparative metrics, and sought to understand the reasons for such comparative positions.

Ashmore Emerging Markets Corporate Income Fund. The Board noted that the Ashmore Emerging Markets Corporate Income Fund’s performance ranked ninth out of nine, ninth out of nine, eighth out of eight and second out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, while ranking in the fourth, fourth, second and first quartiles (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Corporate Income ESG Fund. The Board noted that the Ashmore Emerging Markets Corporate Income ESG Fund’s performance ranked ninth out of nine in its peer group for the three-month period ended December 31, 2021, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Investment Grade Income Fund. The Board noted that the Ashmore Emerging Markets Investment Grade Income Fund’s performance ranked third out of twelve in its peer group for the one-year period ended December 31, 2021, while ranking in the second quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Short Duration Fund. The Board noted that the Ashmore Emerging Markets Short Duration Fund’s performance ranked eighth out of eight, seventh out of seven, and sixth out of six in its peer group for the one-, three- and five-year periods ended December 31, 2021, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Short Duration Select Fund. The Board noted that the Ashmore Emerging Markets Short Duration Select Fund’s performance ranked fifth out of eight in its peer group for the one-year period ended December 31, 2021, while ranking in the third quartile (first being the best) in its larger performance universe for the same period.

Ashmore Emerging Markets Equity Fund. The Board observed that Ashmore Emerging Markets Equity Fund’s performance ranked third out of fourteen, third out of fourteen, third out of eleven, and second out of nine in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, while ranking in the first quartile (first being the best) in its larger performance universe for the same four periods.

Ashmore Emerging Markets Equity ESG Fund. The Board observed that Ashmore Emerging Markets Equity ESG Fund’s performance ranked third out of fifteen in its peer group for the one-year period ended December 31, 2021, while ranking in the second quartile (first being the best) in its larger performance universe for the same period.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2022 (Unaudited)

Ashmore Emerging Markets Frontier Equity Fund. The Board noted that the Ashmore Emerging Markets Frontier Equity Fund’s performance ranked first out of five, third out of five and second out of five in its peer group for the one-, three- and five-year periods ended December 31, 2021, respectively, while ranking in the first, second and first quartiles (first being the best) in its performance universe for the same three periods.

Ashmore Emerging Markets Local Currency Bond Fund. The Board observed that the Ashmore Emerging Markets Local Currency Bond Fund’s performance ranked thirteenth out of fourteen, thirteenth out of thirteen, tenth out of thirteen and seventh out of eleventh in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, while ranking in the fourth, fourth, third and third quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Small-Cap Equity Fund. The Board noted that the Ashmore Emerging Markets Small-Cap Equity Fund’s performance ranked sixth out of thirteen, third out of thirteen, fifth out of twelve, and second out of four in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, while ranking in the second, first, second and second quartiles (first being the best) in its performance universe for the same four periods.

Ashmore Emerging Markets Active Equity Fund. The Board noted that the Ashmore Emerging Markets Active Equity Fund’s performance ranked seventh out of fourteen, eighth out of fourteen and fourth out of eleven in its peer group for the one-, three- and five-year periods ended December 31, 2021, respectively, while ranking in the third, third, and second quartiles (first being the best) in its larger performance universe for the same three periods.

Ashmore Emerging Markets Total Return Fund. The Board observed that the Ashmore Emerging Markets Total Return Fund’s performance ranked thirteenth out of thirteen, thirteenth out of thirteen, thirteenth out of thirteen and second out of three in its peer group for the one-, three-, five- and ten-year periods ended December 31, 2021, respectively, while ranking in the fourth quartile (first being the best) in its larger performance universe for the same four periods.

The Board noted AIAL’s expressed long-term approach to investment management and its favorable longer-term track record in managing accounts having similar strategies as the Funds.

The Board concluded that it was satisfied with the nature, extent and quality of services provided by AIAL to each Fund and that there was a reasonable basis on which to conclude that each Fund would continue to benefit from the services provided by AIAL.

INVESTMENT MANAGEMENT FEES AND COST OF SERVICES

The Board also considered the contractual and actual investment management fees paid by each Fund to AIAL. In doing so, the Board compared the contractual and actual investment management fees and overall net expense ratios (represented by the Funds’ Institutional Shares) to those of the Funds’ peers as determined by Fuse. The Board noted that several of the Funds were quite small in size relative to their peers. As with the performance comparisons, the Board also noted that, with respect to several of the Funds, there were only a limited number of peer funds with similar investment strategies. Where contractual or actual management fees or total expense ratios of a Fund were meaningfully above those of the Fuse peers, the Board also considered and took into account the extent to which AIAL had undertaken to waive a portion of its fees and/or reimburse expenses so as to otherwise limit these Funds’ ordinary operating expenses until at least February 28, 2023. The Board also considered the recent reduction in the management fee and expense cap for Ashmore Emerging Markets Corporate Income Fund.

The Board reviewed AIAL’s costs and profitability as presented by it in serving as investment adviser. The Board noted that AIAL was operating at a loss with respect to Ashmore Emerging Markets Local Currency Bond Fund, Ashmore Emerging Markets Small-Cap Equity Fund, Ashmore Emerging Markets Equity ESG Fund, Ashmore Emerging Markets Short Duration Select Fund, Ashmore Emerging Markets Investment Grade Income Fund and Ashmore Emerging Markets Corporate Income ESG Fund. With respect to the remaining Funds, the Board concluded that AIAL’s profitability was not excessive.

In evaluating the terms of the Agreement, the Board also considered the other benefits that may inure to AIAL as a result of its relationship with the Funds, such as the reputational benefit derived from serving as investment adviser to the Funds.

ASHMORE FUNDS

ADVISORY AGREEMENT APPROVAL (CONTINUED)

As of April 30, 2022 (Unaudited)

In light of the information provided and the quality of the services rendered and anticipated to be rendered, the Board concluded that the investment management fees to be charged to the Funds were appropriate.

ECONOMIES OF SCALE

The Board noted that the contractual investment management fees for the Funds do not contain breakpoints that would reduce the fee rate on assets above specified levels. The Board observed that many of the Funds remained quite small in size, and that the collective assets of all of the Funds averaged only approximately $2.2 billion in 2021. The Board also observed that AIAL was subsidizing all of the Funds through fee waivers and expense reimbursements. In evaluating the Funds’ contractual investment management fees, the Board considered AIAL’s representation that the contractual investment management fees were intended to reflect achievable economies of scale and also AIAL’s continuing agreement to limit certain expenses of each Fund. The Board received and evaluated information concerning whether AIAL would realize economies of scale as the assets of individual Funds grow beyond current levels. The Board noted they intend to monitor each Fund’s asset growth in connection with future reviews of the Funds’ Agreement to determine whether breakpoints may be appropriate at such time. In light of the Funds’ current sizes and expense structures, the Board concluded that breakpoints in the Funds’ contractual investment management fees were not warranted at this time.

* * *

The Board concluded that the fees to be paid to AIAL by each Fund were appropriate in light of the services to be provided by AIAL, the costs to AIAL of operating the Funds and the Funds’ current and reasonably foreseeable asset levels, and determined that the Agreement should, therefore, be approved.

* * *

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION

As of April 30, 2022 (Unaudited)

REMUNERATION DISCLOSURE

Ashmore Investment Advisors Limited (“AIAL”) is a full-scope UK Alternative Investment Fund Manager (“AIFM”) that manages many alternative investment funds (“AIFs”). These AIFs implement a number of investment strategies including; equity, fixed income and alternatives; and invest in many different regions and industry sectors. AIAL manages both open-ended and closed-ended AIFs, several of its AIFs are leveraged and some are listed on regulated markets. Its assets under management was approximately US$5.4 billion at 30 June 2021. AIAL’s parent company (“Ashmore”) is listed on a regulated market, counts eleven offices worldwide and has a number of subsidiaries both in the UK and abroad. Taking into account guidance from the UK Financial Conduct Authority (“FCA”), AIAL has complied with the full AIFM Remuneration Code.

AIAL does not have any direct employees, and as such the amount of remuneration paid to staff by AIAL is zero. All AIAL AIFM Remuneration Code Staff are employed and paid by Ashmore Group plc. Ashmore’s remuneration principles have remained unchanged since it was listed, and are designed to align all employees with the long-term success of the business. These include significant levels of deferral, a clear link between performance and levels of remuneration and strong alignment of executive directors and employees with shareholders and clients through significant employee share ownership. The culture is therefore a collaborative one, with clients’ interests and the creation of shareholder value, including for employee shareholders, the overarching factors for success.

Executive directors, members of the investment team, and indeed all other employees, participate in a single capped incentive pool and are paid under a similar structure, with an annual cash bonus and share award, meaning that all employees are long-term shareholders in the business.

The policy includes:

— A capped basic salary to contain the fixed cost base;

— A cap on the total variable compensation including any awards made under Ashmore’s share plan, available for all employees at 25% of profits, which to date has not been fully utilised; and

— A deferral for five years of a substantial portion of variable compensation into Ashmore shares (or equivalent), which, in the case of executive directors in lieu of a separate LTIP, is also partly subject to additional performance conditions measured over five years.

AIAL’s board of directors reviews the general principles of the remuneration policy and is responsible for its implementation with regard to AIAL’s AIFM Remuneration Code Staff. Ashmore’s Remuneration Committee periodically reviews the ongoing appropriateness and relevance of the remuneration policy, including in connection with the provision of services to AIAL. Ashmore employs the services of; McLagan to provide advice on remuneration benchmarking; Deloitte to provide advice on tax compliance, share plan design and administration, and as Remuneration Committee advisors. The Remuneration Committee’s terms of reference can be found here:

http://www.ashmoregroup.com/investor-relations/corporate-governance.

Performance assessment for AIAL’s AIFM Remuneration Code Staff for their work relating to AIAL is based on a combination of quantitative and qualitative criteria related to the performance of AIAL, the performance of relevant AIF(s) or business units and the performance of the individual. Qualitative criteria include adherence to Ashmore Group plc’s risk and compliance policies. This performance assessment is adjusted for relevant current and future risks related to the AIFs managed by AIAL.

The compensation of control function staff is based on function specific objectives and is independent from the performance of AIAL and/or the AIFs managed by AIAL. The remuneration of the senior officers in AIAL’s control functions is directly overseen by the Remuneration Committee.

ASHMORE FUNDS

SUPPLEMENTARY INFORMATION (CONTINUED)

As of April 30, 2022 (Unaudited)

Variable remuneration awarded to AIAL’s Remuneration Code Staff in respect of AIFMD work is subject to performance adjustment which allows Ashmore to reduce the deferred amount, including to nil, in light of the ongoing financial situation and/or performance of Ashmore, AIAL, the AIFs that AIAL manages and the individual concerned.

The total contribution of AIAL’s AIFM Remuneration Code Staff to the business of Ashmore is apportioned between work carried out for AIAL and work carried out for the other businesses and subsidiaries of Ashmore. Their remuneration is similarly apportioned between AIAL and the other businesses and subsidiaries where required.

The remuneration attributable to AIAL for its AIFMD identified staff for the financial year ended June 30, 2021 was as follows:

Fund	Number of Beneficiaries	Variable Remuneration	Fixed Remuneration	Total Remuneration
Ashmore Emerging Markets Total Return Fund	18	£288,051	£30,988	£319,039
Ashmore Emerging Markets Local Currency Bond Fund	16	1,229	146	1,375
Ashmore Emerging Markets Corporate Income Fund	17	59,966	6,592	66,558
Ashmore Emerging Markets Short Duration Fund	17	38,460	4,228	42,688
Ashmore Emerging Markets Active Equity Fund	18	70,086	6,936	77,022
Ashmore Emerging Markets Small-Cap Equity Fund	18	8,613	852	9,465
Ashmore Emerging Markets Frontier Equity Fund	18	52,450	5,190	57,640
Ashmore Emerging Markets Equity Fund	18	94,296	9,331	103,627
Ashmore Emerging Markets Equity ESG Fund	18	11,887	1,176	13,063
Ashmore Emerging Markets Short Duration Select Fund	17	1,979	218	2,197
Total AIAL	21	£1,307,234	£140,550	£1,447,784

All of the remuneration above was attributable to senior management who have a material impact on the Funds’ risk profile. The Funds’ allocation of the AIAL remuneration has been made on the basis of NAV.

ASHMORE FUNDS

FOR MORE INFORMATION

As of April 30, 2022 (Unaudited)

PORTFOLIO HOLDINGS

The Ashmore Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT is available on the SEC’s Web site at www.sec.gov within sixty days after the Funds’ first and third fiscal quarters. In addition, no later than thirty calendar days after the end of each calendar quarter, a list of all portfolio holdings in each Fund as of the end of such calendar quarter is made available at www.ashmoregroup.com.

PROXY VOTING

Ashmore Funds’ Proxy Voting Policies and Procedures and each Fund’s portfolio securities voting record for the most recent 12-month period ended June 30 are available upon request and without charge by visiting the Ashmore Funds’ Web site at www.ashmoregroup.com or the SEC’s Web site at www.sec.gov or by calling 866-876-8294.

ASHMORE FUNDS

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationships with shareholders and are committed to maintaining the confidentiality, integrity and security of our current, prospective and former shareholders’ personal information. To ensure our shareholders’ privacy, we have developed policies that are designed to protect this confidentiality, while allowing shareholders’ needs to be served.

Obtaining Personal Information In the course of providing shareholders with products and services, we may obtain non-public personal information about shareholders, which may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from shareholder transactions, from a shareholder’s brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

Respecting Your Privacy As a matter of policy, we do not disclose any personal or account information provided by shareholders or gathered by us to non-affiliated third parties, except as required for our everyday business purposes, such as to process transactions or service a shareholder’s account, or as otherwise permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, and gathering shareholder proxies. We may also retain non-affiliated financial services providers to market our shares or products and we may enter into joint-marketing arrangements with them and other financial companies. We may also retain marketing and research service firms to conduct research on shareholder satisfaction. These companies may have access to a shareholder’s personal and account information, but are permitted to use this information solely to provide the specific service or as otherwise permitted by law. We may also provide a shareholder’s personal and account information to their respective brokerage or financial advisory firm, Custodian, and/or to their financial advisor or consultant.

Sharing Information with Third Parties We reserve the right to disclose or report personal information to non-affiliated third parties where we believe in good faith that disclosure is required under law to cooperate with regulators or law enforcement authorities, to protect our rights or property or upon reasonable request by any investee entity in which a shareholder has chosen to invest. Of course, we may also share your information with your consent.

Sharing Information with Affiliates We may share shareholder information with our affiliates in connection with our affiliates’ everyday business purposes, such as servicing a shareholder’s account, but our affiliates may not use this information to market products and services to you except in conformance with applicable laws or regulations. The information we share includes information about our experiences and transactions with a shareholder and may include, for example, a shareholder’s participation in one of the Funds or in other investment programs, a shareholder’s ownership of certain types of accounts, or other data about a shareholder’s transactions or accounts. Our affiliates, in turn, are not permitted to share shareholder information with non-affiliated entities, except as required or permitted by law.

Procedures to Safeguard Private Information We take seriously the obligation to safeguard shareholder non-public personal information. In addition to this policy, we have also implemented procedures that are designed to restrict access to a shareholder’s non-public personal information only to internal personnel who need to know that information in order to provide products or services to such shareholders. In addition, we have physical, electronic, and procedural safeguards in place to guard a shareholder’s non-public personal information.

Disposal of Confidential Records We will dispose of records, if any, that are knowingly derived from data received from a consumer reporting agency regarding a shareholder that is an individual in a manner that ensures the confidentiality of the data is maintained. Such records include, among other things, copies of consumer reports and notes of conversations with individuals at consumer reporting agencies.

ASHMORE FUNDS

OTHER INFORMATION

Administrator, Custodian and Transfer Agent

The Northern Trust Company

333 South Wabash Avenue

Chicago, Illinois 60604

312-630-6000

Investment Manager

Ashmore Investment Advisors Limited

61 Aldwych

London WC2B 4AE United Kingdom

44-20-3077-6000

Independent Registered Public Accounting Firm

KPMG LLP

Aon Center

Suite 5500

200 East Randolph Drive

Chicago, Illinois 60601-6436

Distributor

Ashmore Investment Management (US) Corporation

475 Fifth Avenue

15th Floor

New York, New York 10017

212-661-0061

Legal Counsel

Ropes & Gray LLP

Prudential Tower

800 Boylston Street

Boston, Massachusetts 02199

617-951-7000

Independent Trustees’ Counsel

Dechert LLP

One International Place

40th Floor

100 Oliver Street

Boston, Massachusetts 02110

617-728-7100

(b) Notice pursuant to Rule 30e-3

Not applicable.

Item 2. Code of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

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There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ George Grunebaum
George Grunebaum, President and Chief Executive Officer
(Principal Executive Officer)

Date: June 28, 2022

By	/s/ Jonathan Kim
Jonathan Kim, Treasurer
(Principal Financial and Accounting Officer)

Date: June 28, 2022

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